UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Founders Fund Fidelity Advisor® Founders Fund Class I : FIFVX

This annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 80	0.75%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection and sector positioning were the primary contributors to the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology. Security selection and an overweight in communication services, primarily within the media & entertainment industry, and picks and an underweight in materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Netflix (+104%). The company was one of the fund's biggest holdings. The second-largest relative contributor was an overweight in Nvidia (+25%). The company was the fund's biggest holding this period. Another notable relative contributor was an overweight in Palantir Technologies (+453%). This period we decreased our stake in Palantir Technologies.
•In contrast, the biggest detractors from performance versus the benchmark were stock picks and an overweight in the consumer discretionary sector. Also hurting our result were stock picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•Not owning Apple, a benchmark component that gained about 25%, was the fund's biggest individual relative detractor. The second-largest relative detractor was an overweight in Moderna (-74%). Another notable relative detractor was an overweight in Airbnb (-23%).
•Notable changes in positioning include increased exposure to the real estate sector and a lower allocation to information technology.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 14, 2019 through April 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	14.02%	15.72%	15.65%
Russell 3000® Index	11.40%	15.12%	13.07%
A   From February 14, 2019
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$175,033,358
Number of Holdings	150
Total Advisory Fee	$1,138,448
Portfolio Turnover	41%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.3
Consumer Discretionary	18.4
Financials	15.2
Communication Services	15.0
Health Care	8.3
Industrials	6.1
Real Estate	4.2
Energy	3.2
Materials	1.3
Consumer Staples	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.8
Canada - 4.6
China - 1.8
Germany - 1.7
Brazil - 0.9
Netherlands - 0.9
Italy - 0.8
Spain - 0.7
Taiwan - 0.5
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	6.7
Amazon.com Inc	5.5
NVIDIA Corp	5.5
Meta Platforms Inc Class A	4.7
Alphabet Inc Class C	4.1
Berkshire Hathaway Inc Class B	3.2
Netflix Inc	3.0
Apollo Global Management Inc	2.3
Blackrock Inc	1.9
GFL Environmental Inc Subordinate Voting Shares (United States)	1.8
38.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913296.100    3352-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Mid-Cap Stock Fund Fidelity Advisor® Mid-Cap Stock Fund Class I : FMCQX

This annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period October 8, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 37	0.67%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by industrials. Stock picks in consumer discretionary, primarily within the consumer durables & apparel industry, and energy also boosted the fund's relative result.
•A non-benchmark stake in Space Exploration Technologies gained roughly 91% and was the top individual relative contributor. The stock was the fund's biggest holding this period, on average.
•The second-largest relative contributor was an overweight in Vistra (+73%). This period we meaningfully decreased our position in Vistra.
•A non-benchmark stake in GFL Environmental gained approximately 55% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the insurance industry. Stock selection in health care, primarily within the health care equipment & services industry, also hampered the fund's result, as did an overweight in energy.
•Not owning Texas Pacific Land, a benchmark component that gained 117%, was the biggest individual relative detractor.
•Not owning Sprouts Farmers Market, a benchmark component that gained 159%, was a second notable relative detractor.
•A non-benchmark private placement in National Resilience returned approximately -53% and notably hurt.
•Notable changes in positioning include decreased exposure to the utilities sector and a higher allocation to real estate.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through April 30, 2025.
Initial investment of $10,000.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,673,999,452
Number of Holdings	178
Total Advisory Fee	$48,215,380
Portfolio Turnover	51%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.5
Financials	14.7
Consumer Discretionary	13.0
Health Care	10.4
Information Technology	9.8
Real Estate	6.8
Materials	6.7
Energy	5.3
Consumer Staples	4.7
Communication Services	2.3
Utilities	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.4
Canada - 3.0
Italy - 2.2
United Kingdom - 1.7
Brazil - 0.9
Israel - 0.6
Belgium - 0.6
Thailand - 0.6
Japan - 0.4
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
BJ's Wholesale Club Holdings Inc	1.6
Performance Food Group Co	1.5
AECOM	1.4
Brunello Cucinelli SpA	1.3
Imperial Oil Ltd	1.3
Wintrust Financial Corp	1.3
Jones Lang LaSalle Inc	1.2
Somnigroup International Inc	1.2
RB Global Inc (United States)	1.2
Space Exploration Technologies Corp	1.2
13.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918474.100    7842-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Mid-Cap Stock Fund Fidelity® Mid-Cap Stock Fund Class K : FKMCX

This annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 61	0.59%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by industrials. Stock picks in consumer discretionary, primarily within the consumer durables & apparel industry, and energy also boosted the fund's relative result.
•A non-benchmark stake in Space Exploration Technologies gained roughly 91% and was the top individual relative contributor. The stock was the fund's biggest holding this period, on average.
•The second-largest relative contributor was an overweight in Vistra (+73%). This period we meaningfully decreased our position in Vistra.
•A non-benchmark stake in GFL Environmental gained approximately 55% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the insurance industry. Stock selection in health care, primarily within the health care equipment & services industry, also hampered the fund's result, as did an overweight in energy.
•Not owning Texas Pacific Land, a benchmark component that gained 117%, was the biggest individual relative detractor.
•Not owning Sprouts Farmers Market, a benchmark component that gained 159%, was a second notable relative detractor.
•A non-benchmark private placement in National Resilience returned approximately -53% and notably hurt.
•Notable changes in positioning include decreased exposure to the utilities sector and a higher allocation to real estate.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
April 30, 2015 through April 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	4.50%	14.71%	9.14%
S&P MidCap 400® Index	1.19%	13.34%	8.35%
S&P 500® Index	12.10%	15.61%	12.32%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,673,999,452
Number of Holdings	178
Total Advisory Fee	$48,215,380
Portfolio Turnover	51%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.5
Financials	14.7
Consumer Discretionary	13.0
Health Care	10.4
Information Technology	9.8
Real Estate	6.8
Materials	6.7
Energy	5.3
Consumer Staples	4.7
Communication Services	2.3
Utilities	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.4
Canada - 3.0
Italy - 2.2
United Kingdom - 1.7
Brazil - 0.9
Israel - 0.6
Belgium - 0.6
Thailand - 0.6
Japan - 0.4
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
BJ's Wholesale Club Holdings Inc	1.6
Performance Food Group Co	1.5
AECOM	1.4
Brunello Cucinelli SpA	1.3
Imperial Oil Ltd	1.3
Wintrust Financial Corp	1.3
Jones Lang LaSalle Inc	1.2
Somnigroup International Inc	1.2
RB Global Inc (United States)	1.2
Space Exploration Technologies Corp	1.2
13.2
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913246.100    2097-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Mid-Cap Stock Fund Fidelity Advisor® Mid-Cap Stock Fund Class A : FMCHX

This annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period October 8, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 50	0.92%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by industrials. Stock picks in consumer discretionary, primarily within the consumer durables & apparel industry, and energy also boosted the fund's relative result.
•A non-benchmark stake in Space Exploration Technologies gained roughly 91% and was the top individual relative contributor. The stock was the fund's biggest holding this period, on average.
•The second-largest relative contributor was an overweight in Vistra (+73%). This period we meaningfully decreased our position in Vistra.
•A non-benchmark stake in GFL Environmental gained approximately 55% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the insurance industry. Stock selection in health care, primarily within the health care equipment & services industry, also hampered the fund's result, as did an overweight in energy.
•Not owning Texas Pacific Land, a benchmark component that gained 117%, was the biggest individual relative detractor.
•Not owning Sprouts Farmers Market, a benchmark component that gained 159%, was a second notable relative detractor.
•A non-benchmark private placement in National Resilience returned approximately -53% and notably hurt.
•Notable changes in positioning include decreased exposure to the utilities sector and a higher allocation to real estate.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through April 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,673,999,452
Number of Holdings	178
Total Advisory Fee	$48,215,380
Portfolio Turnover	51%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.5
Financials	14.7
Consumer Discretionary	13.0
Health Care	10.4
Information Technology	9.8
Real Estate	6.8
Materials	6.7
Energy	5.3
Consumer Staples	4.7
Communication Services	2.3
Utilities	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.4
Canada - 3.0
Italy - 2.2
United Kingdom - 1.7
Brazil - 0.9
Israel - 0.6
Belgium - 0.6
Thailand - 0.6
Japan - 0.4
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
BJ's Wholesale Club Holdings Inc	1.6
Performance Food Group Co	1.5
AECOM	1.4
Brunello Cucinelli SpA	1.3
Imperial Oil Ltd	1.3
Wintrust Financial Corp	1.3
Jones Lang LaSalle Inc	1.2
Somnigroup International Inc	1.2
RB Global Inc (United States)	1.2
Space Exploration Technologies Corp	1.2
13.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918468.100    7839-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Founders Fund Fidelity® Founders Fund : FIFNX

This annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Founders Fund	$ 82	0.77%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection and sector positioning were the primary contributors to the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology. Security selection and an overweight in communication services, primarily within the media & entertainment industry, and picks and an underweight in materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Netflix (+104%). The company was one of the fund's biggest holdings. The second-largest relative contributor was an overweight in Nvidia (+25%). The company was the fund's biggest holding this period. Another notable relative contributor was an overweight in Palantir Technologies (+453%). This period we decreased our stake in Palantir Technologies.
•In contrast, the biggest detractors from performance versus the benchmark were stock picks and an overweight in the consumer discretionary sector. Also hurting our result were stock picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•Not owning Apple, a benchmark component that gained about 25%, was the fund's biggest individual relative detractor. The second-largest relative detractor was an overweight in Moderna (-74%). Another notable relative detractor was an overweight in Airbnb (-23%).
•Notable changes in positioning include increased exposure to the real estate sector and a lower allocation to information technology.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 14, 2019 through April 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Founders Fund	14.02%	15.67%	15.61%
Russell 3000® Index	11.40%	15.12%	13.07%
A   From February 14, 2019
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$175,033,358
Number of Holdings	150
Total Advisory Fee	$1,138,448
Portfolio Turnover	41%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.3
Consumer Discretionary	18.4
Financials	15.2
Communication Services	15.0
Health Care	8.3
Industrials	6.1
Real Estate	4.2
Energy	3.2
Materials	1.3
Consumer Staples	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.8
Canada - 4.6
China - 1.8
Germany - 1.7
Brazil - 0.9
Netherlands - 0.9
Italy - 0.8
Spain - 0.7
Taiwan - 0.5
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	6.7
Amazon.com Inc	5.5
NVIDIA Corp	5.5
Meta Platforms Inc Class A	4.7
Alphabet Inc Class C	4.1
Berkshire Hathaway Inc Class B	3.2
Netflix Inc	3.0
Apollo Global Management Inc	2.3
Blackrock Inc	1.9
GFL Environmental Inc Subordinate Voting Shares (United States)	1.8
38.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913292.100    3336-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Founders Fund Fidelity Advisor® Founders Fund Class C : FIFQX

This annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 193	1.82%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection and sector positioning were the primary contributors to the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology. Security selection and an overweight in communication services, primarily within the media & entertainment industry, and picks and an underweight in materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Netflix (+104%). The company was one of the fund's biggest holdings. The second-largest relative contributor was an overweight in Nvidia (+25%). The company was the fund's biggest holding this period. Another notable relative contributor was an overweight in Palantir Technologies (+453%). This period we decreased our stake in Palantir Technologies.
•In contrast, the biggest detractors from performance versus the benchmark were stock picks and an overweight in the consumer discretionary sector. Also hurting our result were stock picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•Not owning Apple, a benchmark component that gained about 25%, was the fund's biggest individual relative detractor. The second-largest relative detractor was an overweight in Moderna (-74%). Another notable relative detractor was an overweight in Airbnb (-23%).
•Notable changes in positioning include increased exposure to the real estate sector and a lower allocation to information technology.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 14, 2019 through April 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	11.79%	14.49%	14.44%
Class C	12.79%	14.49%	14.44%
Russell 3000® Index	11.40%	15.12%	13.07%
A   From February 14, 2019
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$175,033,358
Number of Holdings	150
Total Advisory Fee	$1,138,448
Portfolio Turnover	41%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.3
Consumer Discretionary	18.4
Financials	15.2
Communication Services	15.0
Health Care	8.3
Industrials	6.1
Real Estate	4.2
Energy	3.2
Materials	1.3
Consumer Staples	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.8
Canada - 4.6
China - 1.8
Germany - 1.7
Brazil - 0.9
Netherlands - 0.9
Italy - 0.8
Spain - 0.7
Taiwan - 0.5
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	6.7
Amazon.com Inc	5.5
NVIDIA Corp	5.5
Meta Platforms Inc Class A	4.7
Alphabet Inc Class C	4.1
Berkshire Hathaway Inc Class B	3.2
Netflix Inc	3.0
Apollo Global Management Inc	2.3
Blackrock Inc	1.9
GFL Environmental Inc Subordinate Voting Shares (United States)	1.8
38.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913294.100    3350-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Founders Fund Fidelity Advisor® Founders Fund Class Z : FIFWX

This annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 71	0.66%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection and sector positioning were the primary contributors to the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology. Security selection and an overweight in communication services, primarily within the media & entertainment industry, and picks and an underweight in materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Netflix (+104%). The company was one of the fund's biggest holdings. The second-largest relative contributor was an overweight in Nvidia (+25%). The company was the fund's biggest holding this period. Another notable relative contributor was an overweight in Palantir Technologies (+453%). This period we decreased our stake in Palantir Technologies.
•In contrast, the biggest detractors from performance versus the benchmark were stock picks and an overweight in the consumer discretionary sector. Also hurting our result were stock picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•Not owning Apple, a benchmark component that gained about 25%, was the fund's biggest individual relative detractor. The second-largest relative detractor was an overweight in Moderna (-74%). Another notable relative detractor was an overweight in Airbnb (-23%).
•Notable changes in positioning include increased exposure to the real estate sector and a lower allocation to information technology.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 14, 2019 through April 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	14.11%	15.83%	15.77%
Russell 3000® Index	11.40%	15.12%	13.07%
A   From February 14, 2019
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$175,033,358
Number of Holdings	150
Total Advisory Fee	$1,138,448
Portfolio Turnover	41%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.3
Consumer Discretionary	18.4
Financials	15.2
Communication Services	15.0
Health Care	8.3
Industrials	6.1
Real Estate	4.2
Energy	3.2
Materials	1.3
Consumer Staples	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.8
Canada - 4.6
China - 1.8
Germany - 1.7
Brazil - 0.9
Netherlands - 0.9
Italy - 0.8
Spain - 0.7
Taiwan - 0.5
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	6.7
Amazon.com Inc	5.5
NVIDIA Corp	5.5
Meta Platforms Inc Class A	4.7
Alphabet Inc Class C	4.1
Berkshire Hathaway Inc Class B	3.2
Netflix Inc	3.0
Apollo Global Management Inc	2.3
Blackrock Inc	1.9
GFL Environmental Inc Subordinate Voting Shares (United States)	1.8
38.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913297.100    3353-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Mid-Cap Stock Fund Fidelity Advisor® Mid-Cap Stock Fund Class Z : FMCWX

This annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period October 8, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 30	0.56%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by industrials. Stock picks in consumer discretionary, primarily within the consumer durables & apparel industry, and energy also boosted the fund's relative result.
•A non-benchmark stake in Space Exploration Technologies gained roughly 91% and was the top individual relative contributor. The stock was the fund's biggest holding this period, on average.
•The second-largest relative contributor was an overweight in Vistra (+73%). This period we meaningfully decreased our position in Vistra.
•A non-benchmark stake in GFL Environmental gained approximately 55% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the insurance industry. Stock selection in health care, primarily within the health care equipment & services industry, also hampered the fund's result, as did an overweight in energy.
•Not owning Texas Pacific Land, a benchmark component that gained 117%, was the biggest individual relative detractor.
•Not owning Sprouts Farmers Market, a benchmark component that gained 159%, was a second notable relative detractor.
•A non-benchmark private placement in National Resilience returned approximately -53% and notably hurt.
•Notable changes in positioning include decreased exposure to the utilities sector and a higher allocation to real estate.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through April 30, 2025.
Initial investment of $10,000.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,673,999,452
Number of Holdings	178
Total Advisory Fee	$48,215,380
Portfolio Turnover	51%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.5
Financials	14.7
Consumer Discretionary	13.0
Health Care	10.4
Information Technology	9.8
Real Estate	6.8
Materials	6.7
Energy	5.3
Consumer Staples	4.7
Communication Services	2.3
Utilities	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.4
Canada - 3.0
Italy - 2.2
United Kingdom - 1.7
Brazil - 0.9
Israel - 0.6
Belgium - 0.6
Thailand - 0.6
Japan - 0.4
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
BJ's Wholesale Club Holdings Inc	1.6
Performance Food Group Co	1.5
AECOM	1.4
Brunello Cucinelli SpA	1.3
Imperial Oil Ltd	1.3
Wintrust Financial Corp	1.3
Jones Lang LaSalle Inc	1.2
Somnigroup International Inc	1.2
RB Global Inc (United States)	1.2
Space Exploration Technologies Corp	1.2
13.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918476.100    7843-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Series Small Cap Discovery Fund Fidelity® Series Small Cap Discovery Fund : FJACX

This annual shareholder report contains information about Fidelity® Series Small Cap Discovery Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Small Cap Discovery Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, especially within the health care sector. Stock picks in information technology - primarily among software & services firms - and materials hurt as well.
•The biggest individual relative detractor was an outsized stake in Owens & Minor (-66%). The stock was not held at period end. An overweight in ASGN (-48%), one of the fund's largest holdings this period, also hurt. Exposure to Civitas Resources (-50%) proved detrimental as well, though the position was sold prior to April 30.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials, primarily within the commercial & professional services industry. An overweight in consumer staples, especially consumer staples distribution & retail firms, also boosted relative performance.
•The fund's stake in Genpact gained 66% and was the top individual relative contributor, in addition to being the largest holding as period end. A position in Ciena gained approximately 47% and also helped, though we decreased exposure to the stock prior to the end of April. Another notable relative contributor was Lumentum Holdings (+34%), one of the fund's largest investments at period end. All these contributors were non-benchmark positions.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to materials firms.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
April 30, 2015 through April 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series Small Cap Discovery Fund	-5.38%	14.10%	6.98%
Russell 2000® Index	0.87%	9.88%	6.32%
Russell 3000® Index	11.40%	15.12%	11.68%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,634,308,077
Number of Holdings	141
Total Advisory Fee	$0
Portfolio Turnover	80%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.0
Financials	23.8
Information Technology	16.8
Consumer Discretionary	9.6
Health Care	7.1
Consumer Staples	4.7
Energy	4.5
Materials	3.5
Utilities	2.0
Real Estate	0.5
Communication Services	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.4
Canada - 3.2
India - 1.6
Puerto Rico - 1.4
Thailand - 1.2
Bailiwick Of Guernsey - 0.2

TOP HOLDINGS (% of Fund's net assets)
Genpact Ltd	5.2
Performance Food Group Co	4.4
Insight Enterprises Inc	3.1
Lumentum Holdings Inc	2.2
FirstCash Holdings Inc	2.2
Crocs Inc	2.2
Webster Financial Corp	2.1
Maximus Inc	2.0
Old National Bancorp/IN	2.0
Primerica Inc	2.0
27.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913282.100    2615-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Small Cap Stock Fund Fidelity® Small Cap Stock Fund : FSLCX

This annual shareholder report contains information about Fidelity® Small Cap Stock Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Stock Fund	$ 89	0.86%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the fiscal year, led by the consumer discretionary sector. Picks in financials and industrials also helped.
•The fund's non-benchmark stake in Ciena gained 44% and was the top individual relative contributor. Though we decreased exposure to the stock, it remained one of our biggest holdings this period. An overweight in Baldwin Insurance (+56%), one of the fund's biggest holdings, also helped. A non-benchmark stake in Lumentum Holdings (+37%) was another plus. The company was one of our largest positions.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in health care. Investment choices among communication services firms also hampered the fund's result, as did picks and an overweight in materials.
•The biggest individual relative detractor was an outsized position in Owens & Minor (-65%), though the stock was no longer held at period end. A stake in Tronox Holdings (-40%) hurt as well. The position was sold prior to April 30. Non-benchmark exposure to Olin (-22%) also proved detrimental to performance. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to energy firms.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
April 30, 2015 through April 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Small Cap Stock Fund	5.23%	10.99%	6.35%
Russell 2000® Index	0.87%	9.88%	6.32%
Russell 3000® Index	11.40%	15.12%	11.68%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,034,044,162
Number of Holdings	128
Total Advisory Fee	$9,885,930
Portfolio Turnover	124%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.8
Industrials	18.1
Information Technology	13.5
Consumer Discretionary	12.3
Health Care	11.5
Consumer Staples	4.8
Materials	4.5
Energy	4.5
Real Estate	2.8
Utilities	2.1
Communication Services	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.9
Domestic Equity Funds - 1.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.3
Canada - 3.2
Israel - 1.3
India - 1.3
Thailand - 1.2
Puerto Rico - 1.1
Taiwan - 0.6
Japan - 0.6
Sweden - 0.3
Netherlands - 0.1

TOP HOLDINGS (% of Fund's net assets)
Performance Food Group Co	3.1
Baldwin Insurance Group Inc/The Class A	2.8
FirstCash Holdings Inc	2.7
Grand Canyon Education Inc	2.3
Genpact Ltd	2.3
Lumentum Holdings Inc	2.2
TD SYNNEX Corp	2.1
Laureate Education Inc	2.1
IES Holdings Inc	1.9
iShares Russell 2000 ETF	1.9
23.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913249.100    340-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Founders Fund Fidelity Advisor® Founders Fund Class M : FIFPX

This annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 140	1.31%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection and sector positioning were the primary contributors to the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology. Security selection and an overweight in communication services, primarily within the media & entertainment industry, and picks and an underweight in materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Netflix (+104%). The company was one of the fund's biggest holdings. The second-largest relative contributor was an overweight in Nvidia (+25%). The company was the fund's biggest holding this period. Another notable relative contributor was an overweight in Palantir Technologies (+453%). This period we decreased our stake in Palantir Technologies.
•In contrast, the biggest detractors from performance versus the benchmark were stock picks and an overweight in the consumer discretionary sector. Also hurting our result were stock picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•Not owning Apple, a benchmark component that gained about 25%, was the fund's biggest individual relative detractor. The second-largest relative detractor was an overweight in Moderna (-74%). Another notable relative detractor was an overweight in Airbnb (-23%).
•Notable changes in positioning include increased exposure to the real estate sector and a lower allocation to information technology.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 14, 2019 through April 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	9.40%	14.27%	14.38%
Class M (without 3.50% sales charge)	13.37%	15.09%	15.03%
Russell 3000® Index	11.40%	15.12%	13.07%
A   From February 14, 2019
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$175,033,358
Number of Holdings	150
Total Advisory Fee	$1,138,448
Portfolio Turnover	41%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.3
Consumer Discretionary	18.4
Financials	15.2
Communication Services	15.0
Health Care	8.3
Industrials	6.1
Real Estate	4.2
Energy	3.2
Materials	1.3
Consumer Staples	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.8
Canada - 4.6
China - 1.8
Germany - 1.7
Brazil - 0.9
Netherlands - 0.9
Italy - 0.8
Spain - 0.7
Taiwan - 0.5
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	6.7
Amazon.com Inc	5.5
NVIDIA Corp	5.5
Meta Platforms Inc Class A	4.7
Alphabet Inc Class C	4.1
Berkshire Hathaway Inc Class B	3.2
Netflix Inc	3.0
Apollo Global Management Inc	2.3
Blackrock Inc	1.9
GFL Environmental Inc Subordinate Voting Shares (United States)	1.8
38.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913295.100    3351-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Mid-Cap Stock Fund Fidelity Advisor® Mid-Cap Stock Fund Class C : FMCNX

This annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period October 8, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 92	1.69%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by industrials. Stock picks in consumer discretionary, primarily within the consumer durables & apparel industry, and energy also boosted the fund's relative result.
•A non-benchmark stake in Space Exploration Technologies gained roughly 91% and was the top individual relative contributor. The stock was the fund's biggest holding this period, on average.
•The second-largest relative contributor was an overweight in Vistra (+73%). This period we meaningfully decreased our position in Vistra.
•A non-benchmark stake in GFL Environmental gained approximately 55% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the insurance industry. Stock selection in health care, primarily within the health care equipment & services industry, also hampered the fund's result, as did an overweight in energy.
•Not owning Texas Pacific Land, a benchmark component that gained 117%, was the biggest individual relative detractor.
•Not owning Sprouts Farmers Market, a benchmark component that gained 159%, was a second notable relative detractor.
•A non-benchmark private placement in National Resilience returned approximately -53% and notably hurt.
•Notable changes in positioning include decreased exposure to the utilities sector and a higher allocation to real estate.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through April 30, 2025.
Initial investment of $10,000. Share class performance includes contingent deferred sales charges in the past one year.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,673,999,452
Number of Holdings	178
Total Advisory Fee	$48,215,380
Portfolio Turnover	51%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.5
Financials	14.7
Consumer Discretionary	13.0
Health Care	10.4
Information Technology	9.8
Real Estate	6.8
Materials	6.7
Energy	5.3
Consumer Staples	4.7
Communication Services	2.3
Utilities	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.4
Canada - 3.0
Italy - 2.2
United Kingdom - 1.7
Brazil - 0.9
Israel - 0.6
Belgium - 0.6
Thailand - 0.6
Japan - 0.4
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
BJ's Wholesale Club Holdings Inc	1.6
Performance Food Group Co	1.5
AECOM	1.4
Brunello Cucinelli SpA	1.3
Imperial Oil Ltd	1.3
Wintrust Financial Corp	1.3
Jones Lang LaSalle Inc	1.2
Somnigroup International Inc	1.2
RB Global Inc (United States)	1.2
Space Exploration Technologies Corp	1.2
13.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918470.100    7841-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Mid-Cap Stock K6 Fund Fidelity® Mid-Cap Stock K6 Fund : FNKFX

This annual shareholder report contains information about Fidelity® Mid-Cap Stock K6 Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid-Cap Stock K6 Fund	$ 46	0.45%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, especially within consumer discretionary, where our picks in consumer durables & apparel helped most. Stock picks in industrials and energy also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Vistra (+74%). This period we decreased our position in Vistra.
•A second notable relative contributor was a non-benchmark stake in GFL Environmental (+57%).
•Another notable relative contributor was an overweight in BJ's Wholesale Club (+57%). The company was among our largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in financials, primarily within the insurance industry. Security selection in health care, primarily within the health care equipment & services industry, also hampered the fund's result, as did an overweight in energy.
•The largest individual relative detractor this period was avoiding Texas Pacific Land, a benchmark component that gained 117%.
•Not owning Sprouts Farmers Market, a benchmark component that gained 159%, was the second-largest relative detractor.
•Another notable relative detractor was a non-benchmark stake in MongoDB (-33%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the utilities sector and a higher allocation to real estate.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 13, 2019 through April 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Mid-Cap Stock K6 Fund	4.15%	14.50%	9.84%
S&P MidCap 400® Index	1.19%	13.34%	8.71%
S&P 500® Index	12.10%	15.61%	13.57%
A   From June 13, 2019
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,018,552,034
Number of Holdings	178
Total Advisory Fee	$4,695,334
Portfolio Turnover	69%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.4
Financials	14.6
Consumer Discretionary	13.0
Health Care	10.1
Information Technology	9.7
Real Estate	6.8
Materials	6.7
Energy	5.3
Consumer Staples	4.6
Communication Services	2.3
Utilities	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.5
Canada - 3.0
Italy - 2.2
United Kingdom - 1.7
Brazil - 0.9
Israel - 0.6
Belgium - 0.6
Thailand - 0.5
Japan - 0.4
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
BJ's Wholesale Club Holdings Inc	1.5
Performance Food Group Co	1.5
AECOM	1.5
Brunello Cucinelli SpA	1.3
Imperial Oil Ltd	1.3
Wintrust Financial Corp	1.3
Jones Lang LaSalle Inc	1.2
Somnigroup International Inc	1.2
RB Global Inc (United States)	1.2
M&T Bank Corp	1.1
13.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913304.100    3462-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Small Cap Discovery Fund Fidelity® Small Cap Discovery Fund : FSCRX

This annual shareholder report contains information about Fidelity® Small Cap Discovery Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Discovery Fund	$ 88	0.91%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, especially within the health care sector. Stock picks in information technology - primarily among software & services firms - and materials hurt as well.
•The biggest individual relative detractor was an outsized stake in Owens & Minor (-66%). The stock was not held at period end. An overweight in ASGN (-48%), one of the fund's largest holdings this period, also hurt. Exposure to Civitas Resources (-50%) proved detrimental as well, though the position was sold prior to April 30.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials, primarily within the commercial & professional services industry. An overweight in consumer staples, especially consumer staples distribution & retail firms, also boosted relative performance. Investment choices among consumer discretionary stocks, particularly in the consumer services industry, stood out to the upside as well. Lastly, the fund's position in cash contributed.
•The fund's stake in Genpact gained 66% and was the top individual relative contributor, in addition to being the largest holding as period end. A position in Ciena gained approximately 46% and also helped, though we decreased exposure to the stock prior to the end of April. Another notable relative contributor was Lumentum Holdings (+33%), one of the fund's largest investments at period end. All these contributors were non-benchmark positions.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to materials firms.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
April 30, 2015 through April 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Small Cap Discovery Fund	-5.57%	13.44%	6.20%
Russell 2000® Index	0.87%	9.88%	6.32%
Russell 3000® Index	11.40%	15.12%	11.68%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$2,101,294,378
Number of Holdings	141
Total Advisory Fee	$21,374,343
Portfolio Turnover	67%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	25.3
Financials	23.6
Information Technology	15.8
Consumer Discretionary	10.3
Health Care	6.3
Energy	4.3
Consumer Staples	4.3
Materials	3.3
Utilities	2.0
Real Estate	0.5
Communication Services	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.1
Canada - 3.3
India - 1.7
Puerto Rico - 1.6
Thailand - 1.1
Bailiwick Of Guernsey - 0.2

TOP HOLDINGS (% of Fund's net assets)
Genpact Ltd	5.2
Performance Food Group Co	4.0
Laureate Education Inc	3.0
Insight Enterprises Inc	2.7
Lumentum Holdings Inc	2.2
Webster Financial Corp	2.1
FirstCash Holdings Inc	2.1
Primerica Inc	2.0
Old National Bancorp/IN	2.0
Crocs Inc	2.0
27.3
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913250.100    384-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Mid-Cap Stock Fund Fidelity Advisor® Mid-Cap Stock Fund Class M : FMCJX

This annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period October 8, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 64	1.18%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by industrials. Stock picks in consumer discretionary, primarily within the consumer durables & apparel industry, and energy also boosted the fund's relative result.
•A non-benchmark stake in Space Exploration Technologies gained roughly 91% and was the top individual relative contributor. The stock was the fund's biggest holding this period, on average.
•The second-largest relative contributor was an overweight in Vistra (+73%). This period we meaningfully decreased our position in Vistra.
•A non-benchmark stake in GFL Environmental gained approximately 55% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the insurance industry. Stock selection in health care, primarily within the health care equipment & services industry, also hampered the fund's result, as did an overweight in energy.
•Not owning Texas Pacific Land, a benchmark component that gained 117%, was the biggest individual relative detractor.
•Not owning Sprouts Farmers Market, a benchmark component that gained 159%, was a second notable relative detractor.
•A non-benchmark private placement in National Resilience returned approximately -53% and notably hurt.
•Notable changes in positioning include decreased exposure to the utilities sector and a higher allocation to real estate.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through April 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,673,999,452
Number of Holdings	178
Total Advisory Fee	$48,215,380
Portfolio Turnover	51%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.5
Financials	14.7
Consumer Discretionary	13.0
Health Care	10.4
Information Technology	9.8
Real Estate	6.8
Materials	6.7
Energy	5.3
Consumer Staples	4.7
Communication Services	2.3
Utilities	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.4
Canada - 3.0
Italy - 2.2
United Kingdom - 1.7
Brazil - 0.9
Israel - 0.6
Belgium - 0.6
Thailand - 0.6
Japan - 0.4
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
BJ's Wholesale Club Holdings Inc	1.6
Performance Food Group Co	1.5
AECOM	1.4
Brunello Cucinelli SpA	1.3
Imperial Oil Ltd	1.3
Wintrust Financial Corp	1.3
Jones Lang LaSalle Inc	1.2
Somnigroup International Inc	1.2
RB Global Inc (United States)	1.2
Space Exploration Technologies Corp	1.2
13.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918472.100    7840-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Large Cap Stock Fund Fidelity® Large Cap Stock Fund : FLCSX

This annual shareholder report contains information about Fidelity® Large Cap Stock Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Stock Fund	$ 80	0.75%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Stock selection in health care also boosted relative performance. Also contributing to our result was an overweight in financials, primarily within the banks industry.
•The top individual relative contributor was an overweight in GE Vernova (+137%). The company was among the fund's largest holdings at period end.
•A second notable relative contributor was an overweight in Wells Fargo (+23%). The stock was the fund's biggest holding at period end.
•An overweight in GE Aerospace (+25%) also contributed. The stock was among our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in energy. Also hurting our result was stock picking in communication services, primarily within the media & entertainment industry, and financials.
•The biggest individual relative detractor was an overweight in Exxon Mobil (-8%). The stock was one of our biggest holdings.
•Not owning Netflix, a benchmark component that gained about 106%, was a second notable relative detractor.
•Not owning Tesla, a benchmark component that gained 54%, was another notable relative detractor.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
April 30, 2015 through April 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Large Cap Stock Fund	12.28%	18.28%	11.44%
S&P 500® Index	12.10%	15.61%	12.32%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$4,956,036,008
Number of Holdings	199
Total Advisory Fee	$36,796,316
Portfolio Turnover	17%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.7
Industrials	19.0
Financials	17.1
Health Care	11.7
Communication Services	9.7
Energy	8.4
Consumer Staples	4.5
Consumer Discretionary	3.0
Materials	1.5
Utilities	1.3
Real Estate	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.9
Canada - 1.9
Germany - 1.3
Zambia - 1.2
Belgium - 0.9
Netherlands - 0.8
United Kingdom - 0.8
France - 0.7
Taiwan - 0.5
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	6.5
Microsoft Corp	6.3
GE Aerospace	5.6
NVIDIA Corp	5.2
Exxon Mobil Corp	4.5
Boeing Co	4.0
GE Vernova Inc	3.6
Meta Platforms Inc Class A	3.1
Bank of America Corp	2.7
Apple Inc	2.4
43.9
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913248.100    338-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Mid-Cap Stock Fund Fidelity® Mid-Cap Stock Fund : FMCSX

This annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid-Cap Stock Fund	$ 68	0.67%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by industrials. Stock picks in consumer discretionary, primarily within the consumer durables & apparel industry, and energy also boosted the fund's relative result.
•A non-benchmark stake in Space Exploration Technologies gained roughly 91% and was the top individual relative contributor. The stock was the fund's biggest holding this period, on average.
•The second-largest relative contributor was an overweight in Vistra (+73%). This period we meaningfully decreased our position in Vistra.
•A non-benchmark stake in GFL Environmental gained approximately 55% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the insurance industry. Stock selection in health care, primarily within the health care equipment & services industry, also hampered the fund's result, as did an overweight in energy.
•Not owning Texas Pacific Land, a benchmark component that gained 117%, was the biggest individual relative detractor.
•Not owning Sprouts Farmers Market, a benchmark component that gained 159%, was a second notable relative detractor.
•A non-benchmark private placement in National Resilience returned approximately -53% and notably hurt.
•Notable changes in positioning include decreased exposure to the utilities sector and a higher allocation to real estate.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
April 30, 2015 through April 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Mid-Cap Stock Fund	4.40%	14.61%	9.03%
S&P MidCap 400® Index	1.19%	13.34%	8.35%
S&P 500® Index	12.10%	15.61%	12.32%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,673,999,452
Number of Holdings	178
Total Advisory Fee	$48,215,380
Portfolio Turnover	51%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.5
Financials	14.7
Consumer Discretionary	13.0
Health Care	10.4
Information Technology	9.8
Real Estate	6.8
Materials	6.7
Energy	5.3
Consumer Staples	4.7
Communication Services	2.3
Utilities	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.4
Canada - 3.0
Italy - 2.2
United Kingdom - 1.7
Brazil - 0.9
Israel - 0.6
Belgium - 0.6
Thailand - 0.6
Japan - 0.4
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
BJ's Wholesale Club Holdings Inc	1.6
Performance Food Group Co	1.5
AECOM	1.4
Brunello Cucinelli SpA	1.3
Imperial Oil Ltd	1.3
Wintrust Financial Corp	1.3
Jones Lang LaSalle Inc	1.2
Somnigroup International Inc	1.2
RB Global Inc (United States)	1.2
Space Exploration Technologies Corp	1.2
13.2
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913247.100    337-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Large Cap Stock K6 Fund Fidelity® Large Cap Stock K6 Fund : FCLKX

This annual shareholder report contains information about Fidelity® Large Cap Stock K6 Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Stock K6 Fund	$ 48	0.45%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by industrials, where our stock picks in capital goods helped most. Stock selection in health care and energy also boosted the fund's relative result.
•The top individual relative contributor was an overweight in GE Vernova (+141%). The stock was among our biggest holdings at period end.
•The second-largest relative contributor was an overweight in GE Aerospace (+26%). The stock was among our largest holdings.
•An overweight in Wells Fargo (+23%) also helped. The stock was the fund's biggest holding at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in energy. Also hurting our result was stock selection in communication services, primarily within the media & entertainment industry, and financials.
•The largest individual relative detractor was an overweight in Exxon Mobil (-7%). The company was among our largest holdings.
•Not owning Netflix, a benchmark component that gained roughly 106%, was a second notable relative detractor.
•Another notable relative detractor this period was avoiding Tesla, a benchmark component that gained 54%.
•Notable changes in positioning include a higher allocation to industrials.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2017 through April 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Large Cap Stock K6 Fund	12.05%	18.88%	13.08%
S&P 500® Index	12.10%	15.61%	13.00%
A   From May 25, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$55,982,300
Number of Holdings	177
Total Advisory Fee	$269,257
Portfolio Turnover	22%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.9
Industrials	19.3
Financials	17.4
Health Care	11.6
Communication Services	9.6
Energy	8.7
Consumer Staples	4.5
Consumer Discretionary	2.7
Materials	1.7
Utilities	1.2
Real Estate	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.5
Canada - 2.0
Germany - 1.3
Zambia - 1.3
Belgium - 0.9
United Kingdom - 0.8
Netherlands - 0.8
France - 0.7
Taiwan - 0.5
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	6.6
Microsoft Corp	6.4
GE Aerospace	5.6
NVIDIA Corp	5.3
Exxon Mobil Corp	4.5
Boeing Co	4.1
GE Vernova Inc	3.6
Meta Platforms Inc Class A	3.1
Bank of America Corp	2.8
Shell PLC ADR	2.4
44.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913289.100    2954-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Small Cap Stock K6 Fund Fidelity® Small Cap Stock K6 Fund : FKICX

This annual shareholder report contains information about Fidelity® Small Cap Stock K6 Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Stock K6 Fund	$ 62	0.60%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the fiscal year, led by the consumer discretionary sector. Picks in financials and industrials also helped.
•The fund's non-benchmark stake in Ciena gained 47% and was the top individual relative contributor. Though we decreased exposure to the stock, it remained one of our biggest holdings this period. Out-of-index exposure to Lumentum Holdings (+40%) also helped. This period we decreased our investment in the firm, yet it continued to be among the fund's largest positions. An overweight in Baldwin Insurance (+59%) was another plus. Despite reducing our allocation to the stock this period, it remained one of our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in health care. Investment choices among communication services firms also hampered the fund's result, as did an overweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry.
•The biggest individual relative detractor was an outsized position in Owens & Minor (-64%), although the stock was no longer held at period end. An outsized stake in Northern Oil And Gas (-37%) hurt as well, though we decreased exposure to the stock the past 12 months. A non-benchmark holding in Olin (-20%) also proved detrimental to performance. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to energy firms.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2017 through April 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Small Cap Stock K6 Fund	5.48%	11.70%	7.01%
Russell 2000® Index	0.87%	9.88%	5.93%
Russell 3000® Index	11.40%	15.12%	12.34%
A   From May 25, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$12,040,479
Number of Holdings	128
Total Advisory Fee	$228,919
Portfolio Turnover	133%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.7
Industrials	18.1
Information Technology	13.5
Consumer Discretionary	12.2
Health Care	11.5
Consumer Staples	4.8
Materials	4.6
Energy	4.5
Real Estate	2.8
Utilities	2.2
Communication Services	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.9
Domestic Equity Funds - 1.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.4
Canada - 3.3
Israel - 1.3
India - 1.3
Thailand - 1.2
Puerto Rico - 1.1
Taiwan - 0.5
Japan - 0.5
Sweden - 0.3
Netherlands - 0.1

TOP HOLDINGS (% of Fund's net assets)
Performance Food Group Co	3.1
Baldwin Insurance Group Inc/The Class A	2.7
FirstCash Holdings Inc	2.6
Grand Canyon Education Inc	2.3
Genpact Ltd	2.3
Lumentum Holdings Inc	2.2
TD SYNNEX Corp	2.2
Laureate Education Inc	2.0
iShares Russell 2000 ETF	1.9
IES Holdings Inc	1.9
23.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913288.100    2942-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Founders Fund Fidelity Advisor® Founders Fund Class A : FIFOX

This annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 114	1.07%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection and sector positioning were the primary contributors to the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology. Security selection and an overweight in communication services, primarily within the media & entertainment industry, and picks and an underweight in materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Netflix (+104%). The company was one of the fund's biggest holdings. The second-largest relative contributor was an overweight in Nvidia (+25%). The company was the fund's biggest holding this period. Another notable relative contributor was an overweight in Palantir Technologies (+453%). This period we decreased our stake in Palantir Technologies.
•In contrast, the biggest detractors from performance versus the benchmark were stock picks and an overweight in the consumer discretionary sector. Also hurting our result were stock picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•Not owning Apple, a benchmark component that gained about 25%, was the fund's biggest individual relative detractor. The second-largest relative detractor was an overweight in Moderna (-74%). Another notable relative detractor was an overweight in Airbnb (-23%).
•Notable changes in positioning include increased exposure to the real estate sector and a lower allocation to information technology.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 14, 2019 through April 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	7.07%	14.01%	14.22%
Class A (without 5.75% sales charge)	13.61%	15.37%	15.31%
Russell 3000® Index	11.40%	15.12%	13.07%
A   From February 14, 2019
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$175,033,358
Number of Holdings	150
Total Advisory Fee	$1,138,448
Portfolio Turnover	41%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.3
Consumer Discretionary	18.4
Financials	15.2
Communication Services	15.0
Health Care	8.3
Industrials	6.1
Real Estate	4.2
Energy	3.2
Materials	1.3
Consumer Staples	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.8
Canada - 4.6
China - 1.8
Germany - 1.7
Brazil - 0.9
Netherlands - 0.9
Italy - 0.8
Spain - 0.7
Taiwan - 0.5
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	6.7
Amazon.com Inc	5.5
NVIDIA Corp	5.5
Meta Platforms Inc Class A	4.7
Alphabet Inc Class C	4.1
Berkshire Hathaway Inc Class B	3.2
Netflix Inc	3.0
Apollo Global Management Inc	2.3
Blackrock Inc	1.9
GFL Environmental Inc Subordinate Voting Shares (United States)	1.8
38.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913293.100    3349-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Series Small Cap Core Fund Fidelity® Series Small Cap Core Fund : FSSLX

This annual shareholder report contains information about Fidelity® Series Small Cap Core Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Small Cap Core Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, especially within information technology. Also hurting our result was stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and financials.
•The largest individual relative detractor was an overweight in Chord Energy (-46%). This period we increased our stake in Chord Energy. A second notable relative detractor was an underweight in Sprouts Farmers Market (+159%). The stock was not held at period end. Another notable relative detractor was our stake in Keros Therapeutics (-81%). The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in consumer discretionary. Stock picks in industrials and energy also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Landbridge (+304%). This was a position we established this period. A non-benchmark stake in Dutch Bros gained 91% and was the second-largest relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Brinker International (+89%). This was an investment we established this period.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to real estate.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
November 4, 2022 through April 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Series Small Cap Core Fund	-3.64%	3.44%
Russell 2000® Index	0.87%	5.12%
Russell 3000® Index	11.40%	17.77%
A   From November 4, 2022
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,281,015,691
Number of Holdings	222
Total Advisory Fee	$0
Portfolio Turnover	42%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	19.9
Industrials	17.4
Health Care	15.7
Information Technology	12.0
Consumer Discretionary	10.4
Real Estate	7.2
Energy	4.6
Materials	3.6
Consumer Staples	3.2
Communication Services	2.3
Utilities	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.2
Canada - 1.2
Israel - 1.1
Puerto Rico - 0.9
Bahamas (Nassau) - 0.8
United Kingdom - 0.6
Cameroon - 0.4
Japan - 0.3
Netherlands - 0.3
Taiwan - 0.2

TOP HOLDINGS (% of Fund's net assets)
FirstCash Holdings Inc	1.2
Wintrust Financial Corp	1.1
Laureate Education Inc	1.1
Applied Industrial Technologies Inc	1.0
Perella Weinberg Partners Class A	1.0
Cadence Bank	0.9
Ensign Group Inc/The	0.9
Cavco Industries Inc	0.9
Grand Canyon Education Inc	0.9
Carpenter Technology Corp	0.9
9.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913313.100    6956-TSRA-0625

Item 2.

Code of Ethics

As of the end of the period, April 30, 2025, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Large Cap Stock Fund, Fidelity Large Cap Stock K6 Fund, Fidelity Mid-Cap Stock Fund, Fidelity Series Small Cap Core Fund, Fidelity Series Small Cap Discovery Fund, Fidelity Small Cap Discovery Fund, Fidelity Small Cap Stock Fund, and Fidelity Small Cap Stock K6 Fund (the “Funds”):

Services Billed by Deloitte Entities

April 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Large Cap Stock Fund	$42,100	$-	$7,700	$900
Fidelity Large Cap Stock K6 Fund	$41,700	$-	$5,300	$800
Fidelity Mid-Cap Stock Fund	$70,500	$-	$7,700	$1,000
Fidelity Series Small Cap Core Fund	$41,200	$-	$8,000	$900
Fidelity Series Small Cap Discovery Fund	$40,700	$-	$7,500	$800
Fidelity Small Cap Discovery Fund	$42,800	$-	$7,500	$900
Fidelity Small Cap Stock Fund	$42,700	$-	$7,500	$900
Fidelity Small Cap Stock K6 Fund	$43,100	$-	$5,300	$900

April 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Large Cap Stock Fund	$45,300	$-	$7,600	$1,000
Fidelity Large Cap Stock K6 Fund	$44,800	$-	$7,400	$1,000
Fidelity Mid-Cap Stock Fund	$57,000	$-	$9,600	$1,200
Fidelity Series Small Cap Core Fund	$40,000	$-	$7,900	$900
Fidelity Series Small Cap Discovery Fund	$39,500	$-	$7,400	$1,000
Fidelity Small Cap Discovery Fund	$41,500	$-	$7,400	$1,100
Fidelity Small Cap Stock Fund	$45,900	$-	$7,600	$1,100
Fidelity Small Cap Stock K6 Fund	$46,200	$-	$8,000	$1,100

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Founders Fund and Fidelity Mid-Cap Stock K6 Fund (the “Funds”):

Services Billed by PwC

April 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Founders Fund	$30,700	$2,900	$7,000	$1,000
Fidelity Mid-Cap Stock K6 Fund	$47,700	$3,400	$3,600	$1,200

April 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Founders Fund	$29,600	$2,800	$6,800	$900
Fidelity Mid-Cap Stock K6 Fund	$57,200	$3,600	$9,100	$1,200

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	April 30, 2025A	April 30, 2024A
Audit-Related Fees	$250,000	$75,000
Tax Fees	$-	$-
All Other Fees	$3,964,900	$935,000

A Amounts may reflect rounding.

Services Billed by PwC

	April 30, 2025A	April 30, 2024A
Audit-Related Fees	$9,765,100	$9,367,800
Tax Fees	$1,000	$61,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	April 30, 2025A	April 30, 2024A
Deloitte Entities	$4,594,800	$5,105,800
PwC	$14,816,700	$14,937,900

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Founders Fund

Annual Report
April 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Founders Fund
Schedule of Investments April 30, 2025
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
AUSTRALIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Canva Inc Class A (a)(b)(c)	188	217,140
BRAZIL - 0.9%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
MercadoLibre Inc (c)	666	1,552,346
CANADA - 4.6%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VerticalScope Holdings Inc Subordinate Voting Shares (c)(d)	7,292	24,860
Consumer Discretionary - 0.7%
Specialty Retail - 0.7%
Aritzia Inc Subordinate Voting Shares (c)	35,581	1,251,503
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Tourmaline Oil Corp	49,313	2,178,415
Industrials - 0.7%
Professional Services - 0.7%
Thomson Reuters Corp	6,312	1,174,537
Information Technology - 0.8%
IT Services - 0.8%
CGI Inc Class A	1,134	120,244
Shopify Inc Class A (United States) (c)	13,324	1,265,780
		1,386,024
Materials - 1.2%
Metals & Mining - 1.2%
Alamos Gold Inc Class A	64,717	1,850,064
Barrick Gold Corp (United States)	9,182	174,825
		2,024,889
TOTAL CANADA		8,040,228
CHINA - 1.7%
Consumer Discretionary - 1.7%
Broadline Retail - 1.1%
Alibaba Group Holding Ltd ADR	8,423	1,005,959
JD.com Inc ADR	29,671	967,868
		1,973,827
Hotels, Restaurants & Leisure - 0.6%
Trip.com Group Ltd ADR	17,096	1,008,493
TOTAL CHINA		2,982,320
FRANCE - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Antin Infrastructure Partners SA	962	11,225
GERMANY - 1.7%
Consumer Discretionary - 0.8%
Specialty Retail - 0.8%
Auto1 Group SE (c)(e)(f)	59,719	1,424,765
Information Technology - 0.9%
Software - 0.9%
SAP SE ADR	5,425	1,585,131
TOTAL GERMANY		3,009,896
INDIA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Jio Financial Services Ltd (c)	13,774	42,483
ITALY - 0.8%
Consumer Discretionary - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
Brunello Cucinelli SpA	9,494	1,066,064
Moncler SpA	6,110	374,049
		1,440,113
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Stevanato Group SpA (d)	1,737	36,233
TOTAL ITALY		1,476,346
NETHERLANDS - 0.9%
Health Care - 0.9%
Biotechnology - 0.9%
Argenx SE ADR (c)	2,378	1,534,143
SPAIN - 0.7%
Consumer Discretionary - 0.7%
Specialty Retail - 0.7%
Industria de Diseno Textil SA (d)	21,410	1,145,774
SWEDEN - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
EQT AB	3,315	95,278
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (c)	300	14,433
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	4,798	799,779
UNITED KINGDOM - 0.1%
Financials - 0.1%
Banks - 0.1%
Starling Bank Ltd Class D (a)(b)(c)	44,800	144,486
UNITED STATES - 85.8%
Communication Services - 14.9%
Entertainment - 5.1%
Netflix Inc (c)	4,610	5,217,229
ROBLOX Corp Class A (c)	19,952	1,337,782
Spotify Technology SA (c)	3,779	2,320,230
		8,875,241
Interactive Media & Services - 9.5%
Alphabet Inc Class C	44,753	7,200,310
Meta Platforms Inc Class A	14,697	8,068,653
Reddit Inc Class A (c)	10,856	1,265,484
Reddit Inc Class B (c)	200	23,314
Snap Inc Class A (c)	10,059	80,070
		16,637,831
Media - 0.3%
Trade Desk Inc (The) Class A (c)	10,546	565,582
TOTAL COMMUNICATION SERVICES		26,078,654

Consumer Discretionary - 12.8%
Automobiles - 1.5%
Tesla Inc (c)	8,997	2,538,594
Broadline Retail - 5.5%
Amazon.com Inc (c)	52,161	9,619,532
Hotels, Restaurants & Leisure - 2.8%
Airbnb Inc Class A (c)	9,926	1,210,178
Cava Group Inc (c)	10,297	951,752
DoorDash Inc Class A (c)	1,874	361,476
Dutch Bros Inc Class A (c)	14,871	888,394
Marriott International Inc/MD Class A1	4,907	1,170,712
Monarch Casino & Resort Inc	956	74,750
Penn Entertainment Inc (c)	4,238	64,502
Red Rock Resorts Inc Class A	1,263	53,929
Viking Holdings Ltd (c)	1,500	61,545
		4,837,238
Household Durables - 1.3%
DR Horton Inc	10,831	1,368,389
Garmin Ltd	974	182,010
Lennar Corp Class A	2,800	304,108
Toll Brothers Inc	3,717	374,934
		2,229,441
Specialty Retail - 0.3%
Carvana Co Class A (c)	2,112	516,067
Revolve Group Inc Class A (c)(d)	10,100	200,788
Wayfair Inc Class A (c)	2,097	63,245
		780,100
Textiles, Apparel & Luxury Goods - 1.4%
Ralph Lauren Corp Class A	10,666	2,399,317
TOTAL CONSUMER DISCRETIONARY		22,404,222

Consumer Staples - 1.2%
Beverages - 1.2%
Coca-Cola Co/The	22,000	1,596,100
Coca-Cola Consolidated Inc	417	565,373
		2,161,473
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Antero Resources Corp (c)	79,362	2,764,178
Devon Energy Corp	2,524	76,755
Energy Transfer LP	36,300	600,402
		3,441,335
Financials - 15.0%
Banks - 0.4%
Pinnacle Financial Partners Inc	7,399	741,676
Capital Markets - 6.4%
Blackrock Inc	3,589	3,281,279
Blue Owl Capital Inc Class A (d)	48,103	891,349
Carlyle Group Inc/The	25,339	979,099
Charles Schwab Corp/The	34,549	2,812,289
Intercontinental Exchange Inc	5,071	851,776
KKR & Co Inc Class A	8,753	1,000,205
Morningstar Inc	2,041	581,113
Robinhood Markets Inc Class A (c)	15,264	749,615
		11,146,725
Consumer Finance - 0.7%
Capital One Financial Corp	7,189	1,295,889
NerdWallet Inc Class A (c)	400	3,584
		1,299,473
Financial Services - 6.4%
Apollo Global Management Inc	29,428	4,016,333
Berkshire Hathaway Inc Class B (c)	10,506	5,602,325
Block Inc Class A (c)	15,451	903,420
Corpay Inc (c)	2,310	751,605
Remitly Global Inc (c)	200	4,044
		11,277,727
Insurance - 1.1%
Arthur J Gallagher & Co	5,787	1,855,833
TOTAL FINANCIALS		26,321,434

Health Care - 7.4%
Biotechnology - 2.1%
Alnylam Pharmaceuticals Inc (c)	7,699	2,026,685
Blueprint Medicines Corp (c)	1,000	89,500
Celldex Therapeutics Inc (c)	13,416	279,455
Crinetics Pharmaceuticals Inc (c)	9,000	300,510
Krystal Biotech Inc (c)	1,473	250,233
Moderna Inc (c)	8,342	238,081
Prelude Therapeutics Inc (c)	300	288
TG Therapeutics Inc (c)	11,615	528,599
		3,713,351
Health Care Equipment & Supplies - 2.0%
Glaukos Corp (c)	3,400	320,450
Masimo Corp (c)	5,916	952,239
Penumbra Inc (c)	7,712	2,258,382
TransMedics Group Inc (c)	481	44,257
		3,575,328
Health Care Providers & Services - 0.1%
Joint Corp/The (c)(d)	1,173	11,742
LifeStance Health Group Inc (c)	37,426	245,889
		257,631
Health Care Technology - 2.4%
Doximity Inc Class A (c)	40,458	2,301,251
Veeva Systems Inc Class A (c)	7,122	1,664,340
		3,965,591
Life Sciences Tools & Services - 0.8%
Bruker Corp	12,350	494,741
Danaher Corp	4,849	966,551
		1,461,292
TOTAL HEALTH CARE		12,973,193

Industrials - 5.4%
Aerospace & Defense - 0.7%
HEICO Corp Class A	6,021	1,209,800
Karman Holdings Inc	400	14,300
		1,224,100
Air Freight & Logistics - 0.3%
FedEx Corp	2,610	548,961
Building Products - 0.4%
Tecnoglass Inc	9,457	674,000
Commercial Services & Supplies - 2.9%
Cintas Corp	5,052	1,069,407
GFL Environmental Inc Subordinate Voting Shares (United States)	58,717	2,929,978
Veralto Corp	1,770	169,743
Waste Connections Inc (United States)	3,717	734,591
		4,903,719
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd (c)	3,600	79,632
Professional Services - 0.4%
Paycom Software Inc	3,248	735,315
Trading Companies & Distributors - 0.7%
Watsco Inc	2,776	1,276,516
TOTAL INDUSTRIALS		9,442,243

Information Technology - 22.8%
Electronic Equipment, Instruments & Components - 0.9%
OSI Systems Inc (c)	7,655	1,567,285
Vontier Corp	1,083	34,450
		1,601,735
IT Services - 1.3%
Cloudflare Inc Class A (c)	9,096	1,098,615
Coreweave Inc Class A (g)	3,200	132,160
Coreweave Inc Class A (a)(g)	202	9,886
Okta Inc Class A (c)	9,728	1,091,092
		2,331,753
Semiconductors & Semiconductor Equipment - 6.6%
Analog Devices Inc	9,673	1,885,461
Astera Labs Inc (c)	300	19,593
NVIDIA Corp	88,278	9,615,240
		11,520,294
Software - 14.0%
Applied Intuition Inc Class A (a)(b)	270	36,825
AppLovin Corp Class A (c)	1,995	537,273
Clear Secure Inc Class A (d)	23,390	577,265
Confluent Inc Class A (c)	4,000	95,240
Datadog Inc Class A (c)	2,625	268,170
HubSpot Inc (c)	1,059	647,579
Life360 Inc (c)(d)	25,952	1,113,341
Microsoft Corp	29,270	11,569,260
MicroStrategy Inc Class A (c)(d)	917	348,561
nCino Inc (c)	84	1,948
Oracle Corp	19,852	2,793,573
Palantir Technologies Inc Class A (c)	11,822	1,400,198
Pegasystems Inc	9,220	848,978
SailPoint Inc	1,100	18,876
Salesforce Inc	4,439	1,192,804
Samsara Inc Class A (c)	2,117	83,960
Tenable Holdings Inc (c)	7,796	238,324
Zoom Communications Inc Class A (c)	21,946	1,701,693
Zscaler Inc (c)	3,615	817,605
		24,291,473
TOTAL INFORMATION TECHNOLOGY		39,745,255

Materials - 0.1%
Metals & Mining - 0.1%
MP Materials Corp (c)(d)	10,700	261,722
Real Estate - 4.2%
Real Estate Management & Development - 1.0%
Zillow Group Inc Class C (c)	25,136	1,692,407
Residential REITs - 1.1%
Camden Property Trust	3,104	353,235
Equity Residential	21,677	1,523,026
		1,876,261
Retail REITs - 0.4%
Simon Property Group Inc	5,779	909,499
Specialized REITs - 1.7%
Public Storage Operating Co	9,685	2,909,665
TOTAL REAL ESTATE		7,387,832

TOTAL UNITED STATES		150,217,363
TOTAL COMMON STOCKS (Cost $126,835,632)		171,283,240

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (a)(b)(c)	17	19,635
Canva Inc Series A2 (a)(b)(c)	3	3,465

TOTAL AUSTRALIA		23,100
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (a)(b)(c)	638	135,441
UNITED STATES - 0.2%
Information Technology - 0.2%
IT Services - 0.0%
Yanka Industries Inc Series E (a)(b)(c)	2,484	6,508
Yanka Industries Inc Series F (a)(b)(c)	12,743	53,648
		60,156
Software - 0.2%
Applied Intuition Inc Series A2 (a)(b)	352	48,009
Applied Intuition Inc Series B2 (a)(b)	171	23,323
Evozyne Inc Series A (a)(b)(c)	1,000	14,410
MOLOCO Inc Series A (a)(b)(c)	3,703	210,849
		296,591
TOTAL UNITED STATES		356,747
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $803,323)		515,288

Money Market Funds - 4.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	4,662,437	4,663,370
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	3,275,716	3,276,043
TOTAL MONEY MARKET FUNDS (Cost $7,939,413)			7,939,413

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $135,578,368)	179,737,941
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(4,704,583)
NET ASSETS - 100.0%	175,033,358

Legend

(a)	Level 3 security
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $913,739 or 0.5% of net assets.

(c)	Non-income producing
(d)	Security or a portion of the security is on loan at period end.
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,424,765 or 0.8% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,424,765 or 0.8% of net assets.

(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $142,046 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Applied Intuition Inc Class A	7/02/24	16,118

Applied Intuition Inc Series A2	7/02/24	21,013

Applied Intuition Inc Series B2	7/02/24	10,208

ByteDance Ltd Series E1	11/18/20	69,908

Canva Inc Class A	3/18/24 - 5/03/24	200,532

Canva Inc Series A	9/22/23	18,133

Canva Inc Series A2	9/22/23	3,200

Evozyne Inc Series A	4/09/21	22,470

MOLOCO Inc Series A	6/26/23	222,180

Starling Bank Ltd Class D	6/18/21 - 4/05/22	85,152

Yanka Industries Inc Series E	5/15/20	30,005

Yanka Industries Inc Series F	4/08/21	406,206

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Coreweave Inc Class A	9/24/2025

Coreweave Inc Class A	9/24/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,186,506	53,580,714	53,103,850	167,253	-	-	4,663,370	4,662,437	0.0%
Fidelity Securities Lending Cash Central Fund	3,514,513	42,234,978	42,473,448	5,558	-	-	3,276,043	3,275,716	0.0%
Total	7,701,019	95,815,692	95,577,298	172,811	-	-	7,939,413

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	26,103,514	26,103,514	-	-
Consumer Discretionary	32,215,476	32,215,476	-	-
Consumer Staples	2,161,473	2,161,473	-	-
Energy	5,619,750	5,619,750	-	-
Financials	26,614,906	26,427,937	42,483	144,486
Health Care	14,543,569	14,543,569	-	-
Industrials	10,616,780	10,616,780	-	-
Information Technology	43,733,329	43,469,478	-	263,851
Materials	2,286,611	2,286,611	-	-
Real Estate	7,387,832	7,387,832	-	-

Convertible Preferred Stocks
Communication Services	135,441	-	-	135,441
Information Technology	379,847	-	-	379,847

Money Market Funds	7,939,413	7,939,413	-	-
Total Investments in Securities:	179,737,941	178,771,833	42,483	923,625
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2025
Assets
Investment in securities, at value (including securities loaned of $4,083,636) - See accompanying schedule:
Unaffiliated issuers (cost $127,638,955)	$171,798,528
Fidelity Central Funds (cost $7,939,413)	7,939,413

Total Investment in Securities (cost $135,578,368)		$179,737,941
Receivable for fund shares sold		36,296
Dividends receivable		19,943
Distributions receivable from Fidelity Central Funds		20,959
Prepaid expenses		45
Total assets		179,815,184
Liabilities
Payable for investments purchased	$906,522
Payable for fund shares redeemed	444,467
Accrued management fee	103,382
Distribution and service plan fees payable	12,939
Other payables and accrued expenses	38,472
Collateral on securities loaned	3,276,044
Total liabilities		4,781,826
Net Assets		$175,033,358
Net Assets consist of:
Paid in capital		$126,506,692
Total accumulated earnings (loss)		48,526,666
Net Assets		$175,033,358

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($28,599,622 ÷ 1,324,043 shares)(a)		$21.60
Maximum offering price per share (100/94.25 of $21.60)		$22.92
Class M :
Net Asset Value and redemption price per share ($12,629,365 ÷ 591,472 shares)(a)		$21.35
Maximum offering price per share (100/96.50 of $21.35)		$22.12
Class C :
Net Asset Value and offering price per share ($2,854,184 ÷ 137,132 shares)(a)		$20.81
Fidelity Founders Fund :
Net Asset Value, offering price and redemption price per share ($117,849,784 ÷ 5,397,134 shares)		$21.84
Class I :
Net Asset Value, offering price and redemption price per share ($6,208,408 ÷ 284,314 shares)		$21.84
Class Z :
Net Asset Value, offering price and redemption price per share ($6,891,995 ÷ 314,042 shares)		$21.95
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended April 30, 2025
Investment Income
Dividends		$1,147,029
Income from Fidelity Central Funds (including $5,558 from security lending)		172,811
Total income		1,319,840
Expenses
Management fee
Basic fee	$1,133,801
Performance adjustment	4,647
Distribution and service plan fees	177,824
Custodian fees and expenses	7,285
Independent trustees' fees and expenses	682
Registration fees	95,326
Audit fees	49,121
Legal	2,992
Miscellaneous	4,208
Total expenses before reductions	1,475,886
Expense reductions	(469)
Total expenses after reductions		1,475,417
Net Investment income (loss)		(155,577)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $21,012)	12,772,641
Foreign currency transactions	(1,900)
Total net realized gain (loss)		12,770,741
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $10,975)	3,774,596
Assets and liabilities in foreign currencies	65
Total change in net unrealized appreciation (depreciation)		3,774,661
Net gain (loss)		16,545,402
Net increase (decrease) in net assets resulting from operations		$16,389,825
Statement of Changes in Net Assets

	Year ended April 30, 2025	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(155,577)	$(51,032)
Net realized gain (loss)	12,770,741	2,531,081
Change in net unrealized appreciation (depreciation)	3,774,661	25,992,316
Net increase (decrease) in net assets resulting from operations	16,389,825	28,472,365
Distributions to shareholders	(5,577,008)	(98,999)

Share transactions - net increase (decrease)	28,207,614	14,124,777
Total increase (decrease) in net assets	39,020,431	42,498,143

Net Assets
Beginning of period	136,012,927	93,514,784
End of period	$175,033,358	$136,012,927

Financial Highlights
Fidelity Advisor® Founders Fund Class A

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.61	$15.07	$15.71	$18.71	$11.85
Income from Investment Operations
Net investment income (loss) A,B	(.06)	(.04)	.07	- C,D	(.14)
Net realized and unrealized gain (loss)	2.79	4.58	(.38)	(1.88)	7.00
Total from investment operations	2.73	4.54	(.31)	(1.88)	6.86
Distributions from net investment income	-	-	(.07)	(.02)	-
Distributions from net realized gain	(.74)	-	(.26)	(1.11)	-
Total distributions	(.74)	-	(.33)	(1.12) E	-
Net asset value, end of period	$21.60	$19.61	$15.07	$15.71	$18.71
Total Return F,G	13.61%	30.13%	(1.90)%	(10.74)%	57.89%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.07%	1.06%	1.24%	1.17%	1.25%
Expenses net of fee waivers, if any	1.07%	1.05%	1.15%	1.15%	1.25%
Expenses net of all reductions, if any	1.07%	1.05%	1.15%	1.15%	1.24%
Net investment income (loss)	(.28)%	(.21)%	.49%	-% C,J	(.83)%
Supplemental Data
Net assets, end of period (000 omitted)	$28,600	$22,456	$13,884	$11,013	$11,606
Portfolio turnover rate K	41%	31%	51%	47%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.19)%.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Founders Fund Class M

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.43	$14.97	$15.62	$18.62	$11.82
Income from Investment Operations
Net investment income (loss) A,B	(.11)	(.08)	.03	(.04) C	(.17)
Net realized and unrealized gain (loss)	2.77	4.54	(.38)	(1.87)	6.97
Total from investment operations	2.66	4.46	(.35)	(1.91)	6.80
Distributions from net investment income	-	-	(.04)	-	-
Distributions from net realized gain	(.74)	-	(.26)	(1.09)	-
Total distributions	(.74)	-	(.30)	(1.09)	-
Net asset value, end of period	$21.35	$19.43	$14.97	$15.62	$18.62
Total Return D,E	13.37%	29.79%	(2.20)%	(10.93)%	57.53%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.31%	1.29%	1.44%	1.39%	1.46%
Expenses net of fee waivers, if any	1.31%	1.28%	1.40%	1.38%	1.46%
Expenses net of all reductions, if any	1.31%	1.28%	1.40%	1.38%	1.45%
Net investment income (loss)	(.52)%	(.44)%	.24%	(.24)% C	(1.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$12,629	$14,328	$8,354	$8,562	$7,357
Portfolio turnover rate H	41%	31%	51%	47%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.42)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Founders Fund Class C

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.05	$14.76	$15.43	$18.41	$11.75
Income from Investment Operations
Net investment income (loss) A,B	(.22)	(.17)	(.04)	(.14) C	(.26)
Net realized and unrealized gain (loss)	2.72	4.46	(.37)	(1.84)	6.92
Total from investment operations	2.50	4.29	(.41)	(1.98)	6.66
Distributions from net realized gain	(.74)	-	(.26)	(1.00)	-
Total distributions	(.74)	-	(.26)	(1.00)	-
Net asset value, end of period	$20.81	$19.05	$14.76	$15.43	$18.41
Total Return D,E	12.79%	29.07%	(2.67)%	(11.40)%	56.68%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.82%	1.83%	2.01%	1.99%	2.04%
Expenses net of fee waivers, if any	1.82%	1.83%	1.90%	1.91%	2.00%
Expenses net of all reductions, if any	1.82%	1.82%	1.90%	1.91%	1.99%
Net investment income (loss)	(1.03)%	(.98)%	(.26)%	(.76)% C	(1.58)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,854	$3,085	$1,613	$1,717	$2,035
Portfolio turnover rate H	41%	31%	51%	47%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.95)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Founders Fund

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.75	$15.16	$15.79	$18.80	$11.88
Income from Investment Operations
Net investment income (loss) A,B	- C	.01	.11	.05 D	(.09)
Net realized and unrealized gain (loss)	2.83	4.60	(.39)	(1.89)	7.01
Total from investment operations	2.83	4.61	(.28)	(1.84)	6.92
Distributions from net investment income	-	(.02)	(.09)	(.04)	-
Distributions from net realized gain	(.74)	-	(.26)	(1.13)	-
Total distributions	(.74)	(.02)	(.35)	(1.17)	-
Net asset value, end of period	$21.84	$19.75	$15.16	$15.79	$18.80
Total Return E	14.02%	30.42%	(1.69)%	(10.48)%	58.25%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.77%	.80%	.98%	.90%	.97%
Expenses net of fee waivers, if any	.77%	.79%	.90%	.90%	.97%
Expenses net of all reductions, if any	.77%	.79%	.90%	.90%	.97%
Net investment income (loss)	.02%	.06%	.74%	.25% D	(.56)%
Supplemental Data
Net assets, end of period (000 omitted)	$117,850	$84,557	$62,601	$69,885	$96,052
Portfolio turnover rate H	41%	31%	51%	47%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .06%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Founders Fund Class I

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.75	$15.16	$15.79	$18.81	$11.88
Income from Investment Operations
Net investment income (loss) A,B	.01	.02	.11	.06 C	(.08)
Net realized and unrealized gain (loss)	2.82	4.60	(.39)	(1.89)	7.01
Total from investment operations	2.83	4.62	(.28)	(1.83)	6.93
Distributions from net investment income	-	(.03)	(.10)	(.05)	-
Distributions from net realized gain	(.74)	-	(.26)	(1.14)	-
Total distributions	(.74)	(.03)	(.35) D	(1.19)	-
Net asset value, end of period	$21.84	$19.75	$15.16	$15.79	$18.81
Total Return E	14.02%	30.48%	(1.64)%	(10.45)%	58.33%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75%	.74%	.88%	.85%	.93%
Expenses net of fee waivers, if any	.75%	.73%	.88%	.85%	.93%
Expenses net of all reductions, if any	.75%	.73%	.88%	.85%	.92%
Net investment income (loss)	.04%	.12%	.76%	.30% C	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$6,208	$4,792	$2,899	$1,263	$1,449
Portfolio turnover rate H	41%	31%	51%	47%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .12%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Founders Fund Class Z

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.83	$15.21	$15.83	$18.86	$11.90
Income from Investment Operations
Net investment income (loss) A,B	.03	.04	.13	.07 C	(.07)
Net realized and unrealized gain (loss)	2.83	4.62	(.39)	(1.89)	7.03
Total from investment operations	2.86	4.66	(.26)	(1.82)	6.96
Distributions from net investment income	-	(.04)	(.10)	(.06)	-
Distributions from net realized gain	(.74)	-	(.26)	(1.15)	-
Total distributions	(.74)	(.04)	(.36)	(1.21)	-
Net asset value, end of period	$21.95	$19.83	$15.21	$15.83	$18.86
Total Return D	14.11%	30.66%	(1.55)%	(10.37)%	58.49%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.66%	.63%	.78%	.76%	.83%
Expenses net of fee waivers, if any	.66%	.63%	.75%	.75%	.83%
Expenses net of all reductions, if any	.66%	.63%	.75%	.75%	.82%
Net investment income (loss)	.13%	.22%	.89%	.40% C	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$6,892	$6,795	$4,165	$18,186	$21,966
Portfolio turnover rate G	41%	31%	51%	47%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended April 30, 2025

1. Organization.
Fidelity Founders Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Founders Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain dividends, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$52,067,145
Gross unrealized depreciation	(8,576,875)
Net unrealized appreciation (depreciation)	$43,490,270
Tax Cost	$136,247,671

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$5,136,227
Net unrealized appreciation (depreciation) on securities and other investments	$43,490,196

The fund intends to elect to defer to its next fiscal year $99,758 of ordinary losses recognized during the period January 1, 2025 to April 30, 2025.

The tax character of distributions paid was as follows:

	April 30, 2025	April 30, 2024
Ordinary Income	$-	$98,999
Long-term Capital Gains	5,577,008	-
Total	$5,577,008	$98,999

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Founders Fund	90,038,809	66,941,677
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.71
Class C	.72
Fidelity Founders Fund	.72
Class I	.65
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.72
Class M	.71
Class C	.72
Fidelity Founders Fund	.67
Class I	.65
Class Z	.56

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Founders Fund	Russell 3000 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Founders Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.10% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was less than .005%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	67,268	2,990
Class M	.25%	.25%	77,301	109
Class C	.75%	.25%	33,255	4,716
			177,824	7,815

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	21,591
Class M	3,549
Class CA	262
25,402

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Founders Fund	1,008

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Founders Fund	5,887,910	4,998,070	1,267,592
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Founders Fund	242
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Founders Fund	588	197	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Founders Fund	912,566
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $469.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended April 30, 2025	Year ended April 30, 2024
Fidelity Founders Fund
Distributions to shareholders
Class A	$883,447	$ -
Class M	518,849	-
Class C	112,181	-
Fidelity Founders Fund	3,641,890	78,648
Class I	182,993	6,222
Class Z	237,648	14,129
Total	$5,577,008	$98,999
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended April 30, 2025	Year ended April 30, 2024	Year ended April 30, 2025	Year ended April 30, 2024
Fidelity Founders Fund
Class A
Shares sold	338,276	357,562	$7,573,309	$6,328,363
Reinvestment of distributions	37,460	-	880,691	-
Shares redeemed	(197,095)	(133,442)	(4,339,772)	(2,302,213)
Net increase (decrease)	178,641	224,120	$4,114,228	$4,026,150
Class M
Shares sold	133,428	221,304	$2,941,891	$3,818,142
Reinvestment of distributions	21,430	-	498,682	-
Shares redeemed	(300,638)	(41,973)	(6,486,249)	(723,828)
Net increase (decrease)	(145,780)	179,331	$(3,045,676)	$3,094,314
Class C
Shares sold	43,765	80,325	$972,749	$1,343,892
Reinvestment of distributions	4,938	-	112,181	-
Shares redeemed	(73,466)	(27,722)	(1,580,466)	(486,933)
Net increase (decrease)	(24,763)	52,603	$(495,536)	$856,959
Fidelity Founders Fund
Shares sold	2,494,272	1,292,892	$58,023,745	$24,261,828
Reinvestment of distributions	141,129	4,059	3,351,822	73,069
Shares redeemed	(1,518,670)	(1,145,208)	(34,052,548)	(20,197,581)
Net increase (decrease)	1,116,731	151,743	$27,323,019	$4,137,316
Class I
Shares sold	113,204	150,025	$2,597,868	$2,648,431
Reinvestment of distributions	7,659	346	181,903	6,222
Shares redeemed	(79,162)	(99,004)	(1,851,405)	(1,764,775)
Net increase (decrease)	41,701	51,367	$928,366	$889,878
Class Z
Shares sold	20,903	120,849	$478,964	$2,052,346
Reinvestment of distributions	9,631	755	229,802	13,644
Shares redeemed	(59,142)	(52,719)	(1,325,553)	(945,830)
Net increase (decrease)	(28,608)	68,885	$(616,787)	$1,120,160
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Founders Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Founders Fund (one of the funds constituting Fidelity Concord Street Trust, referred to hereafter as the "Fund") as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statement of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
June 11, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2025, $11,917,827, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9892518.106
RFFF-ANN-0625
Fidelity® Mid-Cap Stock Fund

Annual Report
April 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Mid-Cap Stock Fund
Schedule of Investments April 30, 2025
Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
BELGIUM - 0.6%
Health Care - 0.6%
Pharmaceuticals - 0.6%
UCB SA	207,103	37,808,470
BRAZIL - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
Wheaton Precious Metals Corp (United States)	714,767	59,697,340
CANADA - 3.0%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Imperial Oil Ltd (a)	1,247,307	84,133,961
South Bow Corp	613,209	15,145,631
		99,279,592
Industrials - 1.2%
Commercial Services & Supplies - 1.2%
RB Global Inc (United States)	772,517	77,792,462
Materials - 0.3%
Metals & Mining - 0.3%
Teck Resources Ltd Class B (United States)	737,654	25,072,859
TOTAL CANADA		202,144,913
FINLAND - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Amer Sports Inc (b)	957,910	23,229,318
ISRAEL - 0.6%
Information Technology - 0.6%
IT Services - 0.6%
Wix.com Ltd (b)	229,343	38,894,279
ITALY - 2.2%
Consumer Discretionary - 1.3%
Textiles, Apparel & Luxury Goods - 1.3%
Brunello Cucinelli SpA	780,606	87,652,758
Health Care - 0.6%
Pharmaceuticals - 0.6%
Recordati Industria Chimica e Farmaceutica SpA	674,930	39,644,222
Industrials - 0.3%
Electrical Equipment - 0.3%
Prysmian SpA	347,051	19,064,278
TOTAL ITALY		146,361,258
JAPAN - 0.4%
Communication Services - 0.4%
Entertainment - 0.4%
Capcom Co Ltd	860,800	24,918,528
NETHERLANDS - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE (b)	31,706	20,496,317
THAILAND - 0.6%
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Fabrinet (b)	179,674	36,843,950
UNITED KINGDOM - 1.7%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Flutter Entertainment PLC (United Kingdom) (b)	173,938	41,632,568
Consumer Staples - 0.2%
Food Products - 0.2%
Nomad Foods Ltd	675,418	13,501,606
Energy - 0.6%
Energy Equipment & Services - 0.6%
TechnipFMC PLC	1,356,896	38,223,760
Information Technology - 0.3%
Software - 0.3%
Sage Group PLC/The	1,227,607	20,245,894
TOTAL UNITED KINGDOM		113,603,828
UNITED STATES - 88.2%
Communication Services - 1.9%
Entertainment - 1.7%
Liberty Media Corp-Liberty Formula One Class A (b)	309,048	24,893,816
Live Nation Entertainment Inc (b)	338,635	44,852,207
TKO Group Holdings Inc Class A	243,309	39,637,469
		109,383,492
Interactive Media & Services - 0.1%
Pinterest Inc Class A (b)	380,039	9,622,587
Media - 0.1%
Magnite Inc (b)	672,900	8,000,781
TOTAL COMMUNICATION SERVICES		127,006,860

Consumer Discretionary - 10.8%
Diversified Consumer Services - 2.0%
Duolingo Inc Class A (b)	171,978	66,981,992
Service Corp International/US	792,766	63,342,003
		130,323,995
Hotels, Restaurants & Leisure - 2.8%
Aramark	489,415	16,361,143
Cava Group Inc (b)	101,700	9,400,131
Churchill Downs Inc	363,264	32,842,698
Domino's Pizza Inc	40,175	19,700,615
Sportradar Holding AG Class A (b)	437,100	10,101,381
Texas Roadhouse Inc	260,350	43,207,686
Wyndham Hotels & Resorts Inc	642,932	54,842,100
		186,455,754
Household Durables - 2.6%
DR Horton Inc	132,356	16,721,857
NVR Inc (b)	5,176	36,882,882
Somnigroup International Inc (a)	1,294,900	79,066,594
Toll Brothers Inc	420,438	42,409,581
		175,080,914
Specialty Retail - 2.6%
Burlington Stores Inc (b)	287,989	64,809,045
Chewy Inc Class A (b)	900,700	33,776,250
Floor & Decor Holdings Inc Class A (b)	359,507	25,683,180
Williams-Sonoma Inc	322,284	49,783,209
		174,051,684
Textiles, Apparel & Luxury Goods - 0.8%
Ralph Lauren Corp Class A	99,251	22,326,512
Tapestry Inc	426,150	30,107,498
		52,434,010
TOTAL CONSUMER DISCRETIONARY		718,346,357

Consumer Staples - 4.5%
Beverages - 0.6%
Keurig Dr Pepper Inc	1,207,462	41,766,110
Consumer Staples Distribution & Retail - 3.9%
Albertsons Cos Inc Class A	2,337,400	51,376,052
BJ's Wholesale Club Holdings Inc (b)	871,149	102,412,277
Performance Food Group Co (b)	1,261,849	101,780,740
		255,569,069
TOTAL CONSUMER STAPLES		297,335,179

Energy - 3.2%
Energy Equipment & Services - 0.3%
Kodiak Gas Services Inc	554,353	18,853,546
Oil, Gas & Consumable Fuels - 2.9%
Cheniere Energy Inc	271,953	62,851,058
Core Natural Resources Inc	232,360	16,778,716
Energy Transfer LP	2,322,888	38,420,568
Ovintiv Inc	344,500	11,568,309
Range Resources Corp	1,921,942	65,211,492
		194,830,143
TOTAL ENERGY		213,683,689

Financials - 14.7%
Banks - 6.2%
East West Bancorp Inc	577,229	49,381,941
First Citizens BancShares Inc/NC Class A	17,528	31,184,766
Huntington Bancshares Inc/OH	3,688,212	53,589,720
KeyCorp	1,278,436	18,971,990
M&T Bank Corp	437,880	74,334,509
Old National Bancorp/IN	1,878,200	38,672,138
Pinnacle Financial Partners Inc	323,291	32,406,690
Western Alliance Bancorp	485,638	33,853,825
Wintrust Financial Corp	755,323	83,969,259
		416,364,838
Capital Markets - 4.4%
Blue Owl Capital Inc Class A	1,784,442	33,065,710
Cboe Global Markets Inc	219,393	48,661,367
Evercore Inc Class A	129,400	26,564,526
Houlihan Lokey Inc Class A	258,123	41,836,576
Interactive Brokers Group Inc Class A	146,800	25,227,580
MarketAxess Holdings Inc	60,300	13,361,877
Raymond James Financial Inc	364,796	49,991,644
Stifel Financial Corp	645,273	55,293,444
		294,002,724
Financial Services - 0.6%
Toast Inc Class A (b)	1,104,878	39,311,559
Insurance - 3.5%
American Financial Group Inc/OH	336,180	42,580,559
Arch Capital Group Ltd	203,442	18,448,120
First American Financial Corp	1,061,003	64,519,592
Hartford Insurance Group Inc/The	307,137	37,676,496
Reinsurance Group of America Inc	374,105	70,073,608
		233,298,375
TOTAL FINANCIALS		982,977,496

Health Care - 8.6%
Biotechnology - 1.6%
Arcellx Inc (b)	118,996	7,728,790
Crinetics Pharmaceuticals Inc (b)	280,386	9,362,089
Exact Sciences Corp (b)	406,556	18,555,216
Legend Biotech Corp ADR (b)	119,800	4,187,010
Revolution Medicines Inc (b)	192,400	7,769,112
TG Therapeutics Inc (b)	191,000	8,692,410
United Therapeutics Corp (b)	169,714	51,438,616
		107,733,243
Health Care Equipment & Supplies - 2.1%
Glaukos Corp (b)	83,800	7,898,149
Inspire Medical Systems Inc (b)	83,741	13,262,900
Insulet Corp (b)	87,231	22,007,509
Masimo Corp (b)	321,359	51,725,945
Merit Medical Systems Inc (b)	167,500	15,820,375
Penumbra Inc (b)	111,900	32,768,796
		143,483,674
Health Care Providers & Services - 3.3%
Chemed Corp	73,292	42,620,031
LifeStance Health Group Inc (b)	2,436,726	16,009,290
Molina Healthcare Inc (b)	130,576	42,699,658
Option Care Health Inc (b)	1,132,373	36,586,972
Privia Health Group Inc (b)	615,900	14,461,331
Tenet Healthcare Corp (b)	450,124	64,345,226
		216,722,508
Health Care Technology - 0.6%
Doximity Inc Class A (b)	587,400	33,411,312
Waystar Holding Corp (b)	218,400	8,117,928
		41,529,240
Life Sciences Tools & Services - 1.0%
Avantor Inc (a)(b)	756,730	9,829,923
Bruker Corp	537,573	21,535,174
Repligen Corp (b)	250,423	34,555,870
		65,920,967
TOTAL HEALTH CARE		575,389,632

Industrials - 21.8%
Aerospace & Defense - 3.7%
Axon Enterprise Inc (b)	41,340	25,353,821
BWX Technologies Inc	425,105	46,387,458
Huntington Ingalls Industries Inc	126,605	29,162,196
Space Exploration Technologies Corp (b)(c)(d)	406,206	75,148,110
Woodward Inc	366,330	68,712,518
		244,764,103
Building Products - 2.2%
AAON Inc	391,820	35,761,411
AZEK Co Inc/The Class A (b)	690,180	34,205,321
Builders FirstSource Inc (b)	77,382	9,257,209
Carlisle Cos Inc	169,736	64,411,417
		143,635,358
Commercial Services & Supplies - 1.1%
CECO Environmental Corp (b)	596,066	14,180,410
GFL Environmental Inc Subordinate Voting Shares	1,301,007	64,918,230
		79,098,640
Construction & Engineering - 3.8%
AECOM	928,524	91,598,894
Centuri Holdings Inc (b)	741,395	13,315,454
Comfort Systems USA Inc	142,724	56,739,926
EMCOR Group Inc	156,172	62,578,120
Quanta Services Inc	92,964	27,209,633
		251,442,027
Electrical Equipment - 1.7%
Acuity Inc	286,178	69,715,823
nVent Electric PLC	594,314	32,633,782
Vertiv Holdings Co Class A	113,276	9,671,504
		112,021,109
Machinery - 5.3%
Allison Transmission Holdings Inc	580,154	53,513,405
Atmus Filtration Technologies Inc	482,970	16,744,570
Chart Industries Inc (b)	295,803	39,927,489
CNH Industrial NV Class A	3,354,000	38,805,780
Crane Co	364,422	58,664,654
ITT Inc	385,263	52,788,736
RBC Bearings Inc (b)	152,277	50,033,654
Westinghouse Air Brake Technologies Corp	216,788	40,049,415
		350,527,703
Professional Services - 2.5%
FTI Consulting Inc (b)	107,804	17,925,649
Leidos Holdings Inc	335,550	49,386,249
Paylocity Holding Corp (b)	244,770	47,020,317
TransUnion	623,279	51,707,226
		166,039,441
Trading Companies & Distributors - 1.5%
Applied Industrial Technologies Inc	155,702	37,879,183
Watsco Inc	153,925	70,780,872
		108,660,055
TOTAL INDUSTRIALS		1,456,188,436

Information Technology - 8.3%
Communications Equipment - 1.1%
Ciena Corp (b)	735,953	49,426,604
Lumentum Holdings Inc (b)	417,351	24,640,403
		74,067,007
Electronic Equipment, Instruments & Components - 2.3%
Belden Inc	348,567	35,940,743
Coherent Corp (b)	526,970	33,894,710
Flex Ltd (b)	1,990,955	68,369,395
Trimble Inc (b)	258,200	16,044,548
		154,249,396
IT Services - 0.5%
Kyndryl Holdings Inc (b)	1,083,600	35,130,312
Semiconductors & Semiconductor Equipment - 0.6%
ON Semiconductor Corp (b)	224,515	8,913,246
Onto Innovation Inc (b)	269,617	32,885,185
		41,798,431
Software - 3.7%
Appfolio Inc Class A (b)	81,044	16,737,207
Commvault Systems Inc (b)	205,900	34,412,067
Docusign Inc (b)	634,872	51,900,786
Dynatrace Inc (b)	1,371,031	64,397,326
Manhattan Associates Inc (b)	152,137	26,987,582
Monday.com Ltd (b)	174,717	49,093,730
		243,528,698
Technology Hardware, Storage & Peripherals - 0.1%
Pure Storage Inc Class A (b)	112,946	5,123,231
TOTAL INFORMATION TECHNOLOGY		553,897,075

Materials - 5.5%
Chemicals - 1.1%
Axalta Coating Systems Ltd (b)	1,044,043	33,931,398
CF Industries Holdings Inc	467,587	36,644,793
		70,576,191
Construction Materials - 0.6%
Eagle Materials Inc	181,434	41,074,843
Containers & Packaging - 2.7%
AptarGroup Inc	437,042	65,534,448
Crown Holdings Inc	619,934	59,718,242
Graphic Packaging Holding CO	1,699,204	43,006,853
International Paper Co	333,794	15,247,710
		183,507,253
Metals & Mining - 0.6%
Carpenter Technology Corp	210,600	41,195,466
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp	370,207	31,952,566
TOTAL MATERIALS		368,306,319

Real Estate - 6.8%
Health Care REITs - 1.3%
CareTrust REIT Inc	789,500	23,108,665
Ventas Inc	898,157	62,942,843
		86,051,508
Industrial REITs - 0.5%
Terreno Realty Corp	575,662	32,427,040
Real Estate Management & Development - 2.0%
Compass Inc Class A (b)	2,440,314	18,839,224
Jones Lang LaSalle Inc (b)	356,735	81,125,106
Zillow Group Inc Class C (b)	503,884	33,926,510
		133,890,840
Residential REITs - 0.3%
Essex Property Trust Inc	89,822	25,073,811
Retail REITs - 1.7%
Acadia Realty Trust	1,045,670	19,972,297
Macerich Co/The	1,028,480	15,077,517
NNN REIT Inc	1,305,998	53,689,578
Tanger Inc	777,792	24,508,226
		113,247,618
Specialized REITs - 1.0%
CubeSmart	1,588,290	64,595,754
TOTAL REAL ESTATE		455,286,571

Utilities - 2.1%
Electric Utilities - 1.0%
IDACORP Inc	243,517	28,756,923
TXNM Energy Inc	687,317	36,565,264
		65,322,187
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	110,538	14,329,040
Multi-Utilities - 0.9%
NiSource Inc	1,567,487	61,304,417
TOTAL UTILITIES		140,955,644

TOTAL UNITED STATES		5,889,373,258
TOTAL COMMON STOCKS (Cost $5,535,201,516)		6,593,371,459

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
UNITED STATES - 0.5%
Health Care - 0.3%
Biotechnology - 0.3%
National Resilience Inc Series B (b)(c)(d)	711,831	15,183,355
Industrials - 0.2%
Construction & Engineering - 0.2%
Beta Technologies Inc Series B, 6% (b)(c)(d)	145,591	15,068,668
TOTAL UNITED STATES		30,252,023
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $24,744,235)		30,252,023

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.33	36,671,984	36,679,319
Fidelity Securities Lending Cash Central Fund (e)(f)	4.33	43,874,099	43,878,486
TOTAL MONEY MARKET FUNDS (Cost $80,555,454)			80,557,805

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $5,640,501,205)	6,704,181,287
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(30,181,835)
NET ASSETS - 100.0%	6,673,999,452

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME S&P 400 Midcap Index Contracts (United States)	8	Jun 2025	2,286,240	119,146	119,146

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $105,400,133 or 1.6% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Beta Technologies Inc Series B, 6%	4/04/22	15,020,623

National Resilience Inc Series B	12/01/20	9,723,611

Space Exploration Technologies Corp	4/08/16	3,916,638

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	54,469,472	2,335,842,812	2,353,634,211	3,372,530	1,246	-	36,679,319	36,671,984	0.1%
Fidelity Securities Lending Cash Central Fund	125,060,060	1,148,139,831	1,229,321,405	178,315	-	-	43,878,486	43,874,099	0.1%
Total	179,529,532	3,483,982,643	3,582,955,616	3,550,845	1,246	-	80,557,805

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	151,925,388	151,925,388	-	-
Consumer Discretionary	870,861,001	870,861,001	-	-
Consumer Staples	310,836,785	310,836,785	-	-
Energy	351,187,041	351,187,041	-	-
Financials	982,977,496	982,977,496	-	-
Health Care	673,338,641	652,842,324	20,496,317	-
Industrials	1,553,045,176	1,458,832,788	19,064,278	75,148,110
Information Technology	649,881,198	649,881,198	-	-
Materials	453,076,518	453,076,518	-	-
Real Estate	455,286,571	455,286,571	-	-
Utilities	140,955,644	140,955,644	-	-

Convertible Preferred Stocks
Health Care	15,183,355	-	-	15,183,355
Industrials	15,068,668	-	-	15,068,668

Money Market Funds	80,557,805	80,557,805	-	-
Total Investments in Securities:	6,704,181,287	6,559,220,559	39,560,595	105,400,133
Derivative Instruments:

Assets
Futures Contracts	119,146	119,146	-	-
Total Assets	119,146	119,146	-	-
Total Derivative Instruments:	119,146	119,146	-	-
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investement Securities ($)	Net Unrealized Gain (Loss) on Investement Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amoritization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The Change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2025($)
Common Stocks	137,968,452	121,600,968	(11,289,851)	-	(173,131,459)	-	-	-	75,148,110	(49,925,628)
Convertible Preferred Stocks	72,362,710	(11,937,303)	(9,075,944)	-	(21,097,440)	-	-	-	30,252,023	(19,939,287)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	119,146	0
Total Equity Risk	119,146	0
Total Value of Derivatives	119,146	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2025
Assets
Investment in securities, at value (including securities loaned of $42,297,138) - See accompanying schedule:
Unaffiliated issuers (cost $5,559,945,751)	$6,623,623,482
Fidelity Central Funds (cost $80,555,454)	80,557,805

Total Investment in Securities (cost $5,640,501,205)		$6,704,181,287
Segregated cash with brokers for derivative instruments		176,915
Cash		6,353,617
Receivable for investments sold		23,826,204
Receivable for fund shares sold		1,137,932
Dividends receivable		3,106,211
Distributions receivable from Fidelity Central Funds		181,693
Prepaid expenses		2,148
Other receivables		33,697
Total assets		6,738,999,704
Liabilities
Payable to custodian bank	$2,087
Payable for investments purchased	14,347,308
Payable for fund shares redeemed	3,003,859
Accrued management fee	3,141,021
Distribution and service plan fees payable	534
Payable for daily variation margin on futures contracts	4,800
Other payables and accrued expenses	642,743
Collateral on securities loaned	43,857,900
Total liabilities		65,000,252
Net Assets		$6,673,999,452
Net Assets consist of:
Paid in capital		$5,492,994,788
Total accumulated earnings (loss)		1,181,004,664
Net Assets		$6,673,999,452

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,140,887 ÷ 28,867 shares)(a)		$39.52
Maximum offering price per share (100/94.25 of $39.52)		$41.93
Class M :
Net Asset Value and redemption price per share ($261,504 ÷ 6,624 shares)(a)		$39.48
Maximum offering price per share (100/96.50 of $39.48)		$40.91
Class C :
Net Asset Value and offering price per share ($262,789 ÷ 6,661 shares)(a)		$39.45
Mid-Cap Stock :
Net Asset Value, offering price and redemption price per share ($6,102,344,139 ÷ 153,684,416 shares)		$39.71
Class K :
Net Asset Value, offering price and redemption price per share ($553,805,481 ÷ 13,915,157 shares)		$39.80
Class I :
Net Asset Value, offering price and redemption price per share ($296,488 ÷ 7,489 shares)		$39.59
Class Z :
Net Asset Value, offering price and redemption price per share ($15,888,164 ÷ 401,455 shares)		$39.58
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended April 30, 2025
Investment Income
Dividends		$92,784,197
Interest		87,962
Income from Fidelity Central Funds (including $178,315 from security lending)		3,550,845
Total income		96,423,004
Expenses
Management fee
Basic fee	$45,185,229
Performance adjustment	3,030,151
Distribution and service plan fees	2,428
Custodian fees and expenses	92,728
Independent trustees' fees and expenses	31,380
Registration fees	196,735
Audit fees	90,362
Legal	6,458
Interest	28,038
Miscellaneous	105,544
Total expenses before reductions	48,769,053
Expense reductions	(81,374)
Total expenses after reductions		48,687,679
Net Investment income (loss)		47,735,325
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	533,522,465
Redemptions in-kind	673,735,591
Fidelity Central Funds	1,246
Foreign currency transactions	91,818
Futures contracts	(2,172,541)
Total net realized gain (loss)		1,205,178,579
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(906,009,135)
Assets and liabilities in foreign currencies	44,645
Futures contracts	119,146
Total change in net unrealized appreciation (depreciation)		(905,845,344)
Net gain (loss)		299,333,235
Net increase (decrease) in net assets resulting from operations		$347,068,560
Statement of Changes in Net Assets

	Year ended April 30, 2025	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,735,325	$61,329,343
Net realized gain (loss)	1,205,178,579	601,626,305
Change in net unrealized appreciation (depreciation)	(905,845,344)	180,422,491
Net increase (decrease) in net assets resulting from operations	347,068,560	843,378,139
Distributions to shareholders	(647,057,121)	(191,238,468)

Share transactions - net increase (decrease)	(265,910,428)	(1,279,614,301)
Total increase (decrease) in net assets	(565,898,989)	(627,474,630)

Net Assets
Beginning of period	7,239,898,441	7,867,373,071
End of period	$6,673,999,452	$7,239,898,441

Financial Highlights
Fidelity Advisor® Mid-Cap Stock Fund Class A

Years ended April 30,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$43.51
Income from Investment Operations
Net investment income (loss) B,C	.06
Net realized and unrealized gain (loss)	(2.38) D
Total from investment operations	(2.32)
Distributions from net investment income	(.34)
Distributions from net realized gain	(1.33)
Total distributions	(1.67)
Net asset value, end of period	$39.52
Total Return E,F,G	(5.60) %
Ratios to Average Net Assets C,H,I
Expenses before reductions	.92% J
Expenses net of fee waivers, if any	.92 % J
Expenses net of all reductions, if any	.92% J
Net investment income (loss)	.25% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,141
Portfolio turnover rate K	51 % L

AFor the period October 8, 2024 (commencement of sale of shares) through April 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid-Cap Stock Fund Class M

Years ended April 30,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$43.51
Income from Investment Operations
Net investment income (loss) B,C	(.01)
Net realized and unrealized gain (loss)	(2.36) D
Total from investment operations	(2.37)
Distributions from net investment income	(.33)
Distributions from net realized gain	(1.33)
Total distributions	(1.66)
Net asset value, end of period	$39.48
Total Return E,F,G	(5.73) %
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.18% J
Expenses net of fee waivers, if any	1.18 % J
Expenses net of all reductions, if any	1.18% J
Net investment income (loss)	(.03)% J
Supplemental Data
Net assets, end of period (000 omitted)	$262
Portfolio turnover rate K	51 % L

AFor the period October 8, 2024 (commencement of sale of shares) through April 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid-Cap Stock Fund Class C

Years ended April 30,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$43.51
Income from Investment Operations
Net investment income (loss) B,C	(.12)
Net realized and unrealized gain (loss)	(2.37) D
Total from investment operations	(2.49)
Distributions from net investment income	(.24)
Distributions from net realized gain	(1.33)
Total distributions	(1.57)
Net asset value, end of period	$39.45
Total Return E,F,G	(6.00) %
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.69% J
Expenses net of fee waivers, if any	1.69 % J
Expenses net of all reductions, if any	1.69% J
Net investment income (loss)	(.50)% J
Supplemental Data
Net assets, end of period (000 omitted)	$263
Portfolio turnover rate K	51 % L

AFor the period October 8, 2024 (commencement of sale of shares) through April 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Mid-Cap Stock Fund

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$41.66	$38.06	$39.74	$44.52	$28.96
Income from Investment Operations
Net investment income (loss) A,B	.27	.33	.45	.44	.35
Net realized and unrealized gain (loss)	1.57	4.32	(.09)	.18	17.71
Total from investment operations	1.84	4.65	.36	.62	18.06
Distributions from net investment income	(.31)	(.37)	(.27)	(.48)	(.39) C
Distributions from net realized gain	(3.48)	(.68)	(1.77)	(4.91)	(2.10) C
Total distributions	(3.79)	(1.05)	(2.04)	(5.40) D	(2.50) D
Net asset value, end of period	$39.71	$41.66	$38.06	$39.74	$44.52
Total Return E	4.40%	12.37%	1.06%	1.17%	64.86%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.67%	.83%	.85%	.79%	.77%
Expenses net of fee waivers, if any	.67%	.82%	.84%	.79%	.77%
Expenses net of all reductions, if any	.67%	.82%	.84%	.79%	.76%
Net investment income (loss)	.64%	.83%	1.18%	1.05%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$6,102,344	$6,431,942	$6,853,917	$6,033,786	$6,020,059
Portfolio turnover rate H	51 % I	27% I	19% I	17% I	30% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Mid-Cap Stock Fund Class K

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$41.71	$38.11	$39.77	$44.55	$28.98
Income from Investment Operations
Net investment income (loss) A,B	.31	.37	.48	.48	.38
Net realized and unrealized gain (loss)	1.57	4.32	(.08)	.17	17.72
Total from investment operations	1.88	4.69	.40	.65	18.10
Distributions from net investment income	(.31)	(.41)	(.29)	(.51)	(.43) C
Distributions from net realized gain	(3.48)	(.68)	(1.77)	(4.93)	(2.10) C
Total distributions	(3.79)	(1.09)	(2.06)	(5.43) D	(2.53)
Net asset value, end of period	$39.80	$41.71	$38.11	$39.77	$44.55
Total Return E	4.50%	12.46%	1.16%	1.26%	65.01%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.60%	.73%	.75%	.70%	.67%
Expenses net of fee waivers, if any	.59%	.72%	.75%	.70%	.67%
Expenses net of all reductions, if any	.59%	.72%	.75%	.70%	.66%
Net investment income (loss)	.73%	.93%	1.28%	1.13%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$553,805	$807,956	$1,013,456	$1,340,986	$1,962,077
Portfolio turnover rate H	51 % I	27% I	19% I	17% I	30% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid-Cap Stock Fund Class I

Years ended April 30,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$43.51
Income from Investment Operations
Net investment income (loss) B,C	.12
Net realized and unrealized gain (loss)	(2.38) D
Total from investment operations	(2.26)
Distributions from net investment income	(.33)
Distributions from net realized gain	(1.33)
Total distributions	(1.66)
Net asset value, end of period	$39.59
Total Return E,F	(5.46) %
Ratios to Average Net Assets C,G,H
Expenses before reductions	.67% I
Expenses net of fee waivers, if any	.67 % I
Expenses net of all reductions, if any	.67% I
Net investment income (loss)	.49% I
Supplemental Data
Net assets, end of period (000 omitted)	$296
Portfolio turnover rate J	51 % K

AFor the period October 8, 2024 (commencement of sale of shares) through April 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid-Cap Stock Fund Class Z

Years ended April 30,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$43.51
Income from Investment Operations
Net investment income (loss) B,C	.13
Net realized and unrealized gain (loss)	(2.36) D
Total from investment operations	(2.23)
Distributions from net investment income	(.38)
Distributions from net realized gain	(1.33)
Total distributions	(1.70) E
Net asset value, end of period	$39.58
Total Return F,G	(5.39) %
Ratios to Average Net Assets C,H,I
Expenses before reductions	.56% J
Expenses net of fee waivers, if any	.56 % J
Expenses net of all reductions, if any	.56% J
Net investment income (loss)	.57% J
Supplemental Data
Net assets, end of period (000 omitted)	$15,888
Portfolio turnover rate K	51 % L

AFor the period October 8, 2024 (commencement of sale of shares) through April 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended April 30, 2025

1. Organization.
Fidelity Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class M, Class C, Class I and Class Z shares on October 8, 2024. The Fund offers Class A, Class M, Class C, Mid-Cap Stock, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$75,148,110	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	31.5	Increase
Convertible Preferred Stocks	$30,252,023	Market comparable	Enterprise value/Revenue multiple (EV/R)	11.0	Increase
		Market approach	Discount rate	60.0%	Decrease
			Transaction price	$60.73	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Mid-Cap Stock Fund	$33,697

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, redemptions in-kind, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,491,053,282
Gross unrealized depreciation	(417,177,737)
Net unrealized appreciation (depreciation)	$1,073,875,545
Tax Cost	$5,630,305,742

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$7,363,807
Undistributed long-term capital gain	$105,796,588
Net unrealized appreciation (depreciation) on securities and other investments	$1,067,844,269

The tax character of distributions paid was as follows:

	April 30, 2025	April 30, 2024
Ordinary Income	$53,136,542	$ 70,000,981
Long-term Capital Gains	593,920,579	121,237,487
Total	$647,057,121	$ 191,238,468

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid-Cap Stock Fund	4,385,137,701	3,718,616,793

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Mid-Cap Stock Fund	35,197,354	673,735,591	1,542,618,986

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Mid-Cap Stock Fund	3,712,015	51,953,099	148,354,288
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.68
Class M	.68
Class C	.68
Mid-Cap Stock	.64
Class K	.55
Class I	.68
Class Z	.55

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.67
Class M	.66
Class C	.66
Mid-Cap Stock	.62
Class K	.54
Class I	.67
Class Z	.55

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Mid-Cap Stock Fund	S&P MidCap 400 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Mid-Cap Stock. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .04%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	897	265
Class M	.25%	.25%	488	281
Class C	.75%	.25%	1,043	773
			2,428	1,319

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, no sales charge amounts were retained by FDC.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Mid-Cap Stock Fund	125,056

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Mid-Cap Stock Fund	Borrower	8,077,435	5.43%	28,038

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mid-Cap Stock Fund	399,576,301	263,412,417	47,264,622
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Mid-Cap Stock Fund	10,793
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Mid-Cap Stock Fund	19,674	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,013.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $79,361.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended April 30, 2025A	Year ended April 30, 2024
Fidelity Mid-Cap Stock Fund
Distributions to shareholders
Class A	$17,897	$ -
Class M	7,061	-
Class C	4,830	-
Mid-Cap Stock	582,431,461	166,009,865
Class K	63,990,167	25,228,603
Class I	3,937	-
Class Z	601,768	-
Total	$647,057,121	$191,238,468

A Distributions for Class A, Class M, Class C, Class I and Class Z are for the period October 8, 2024 (commencement of sale of shares) through April 30, 2025.
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended April 30, 2025A	Year ended April 30, 2024	Year ended April 30, 2025A	Year ended April 30, 2024
Fidelity Mid-Cap Stock Fund
Class A
Shares sold	33,071	-	$1,415,802	$ -
Reinvestment of distributions	421	-	17,896	-
Shares redeemed	(4,625)	-	(178,153)	-
Net increase (decrease)	28,867	-	$1,255,545	$ -
Class M
Shares sold	6,930	-	$292,570	$ -
Reinvestment of distributions	166	-	7,061	-
Shares redeemed	(472)	-	(17,133)	-
Net increase (decrease)	6,624	-	$282,498	$ -
Class C
Shares sold	6,548	-	$280,449	$ -
Reinvestment of distributions	113	-	4,830	-
Net increase (decrease)	6,661	-	$285,279	$ -
Mid-Cap Stock
Shares sold	46,952,083	16,640,031	$2,031,852,315	$655,841,195
Reinvestment of distributions	13,064,357	3,833,120	530,969,302	152,079,694
Shares redeemed	(60,741,094)	(46,165,752)	(2,608,825,148)	(1,799,019,801)
Net increase (decrease)	(724,654)	(25,692,601)	$(46,003,531)	$(991,098,912)
Class K
Shares sold	2,044,009	3,399,924	$87,250,786	$133,437,626
Reinvestment of distributions	1,579,252	635,310	63,990,167	25,224,683
Shares redeemed	(9,078,006)	(11,261,693)	(392,079,692)	(447,177,698)
Net increase (decrease)	(5,454,745)	(7,226,459)	$(240,838,739)	$(288,515,389)
Class I
Shares sold	8,551	-	$369,454	$ -
Reinvestment of distributions	92	-	3,937	-
Shares redeemed	(1,154)	-	(43,829)	-
Net increase (decrease)	7,489	-	$329,562	$ -
Class Z
Shares sold	437,569	-	$20,237,150	$ -
Reinvestment of distributions	12,692	-	540,055	-
Shares redeemed	(48,806)	-	(1,998,247)	-
Net increase (decrease)	401,455	-	$18,778,958	$ -

A Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period October 8, 2024 (commencement of sale of shares) through April 30, 2025.
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity Mid-Cap Stock Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Mid-Cap Stock Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2025, $524,755,307, or, if subsequently determined to be different, the net capital gain of such year.

Class A, Class M, Class C, Mid-Cap Stock, Class K Class I, and Class Z designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class M, Class C, Mid-Cap Stock, Class K Class I, and Class Z designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703594.127
MCS-ANN-0625
Fidelity® Large Cap Stock Fund

Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Large Cap Stock Fund
Schedule of Investments April 30, 2025
Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($)
BELGIUM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA	243,200	44,398,295
CANADA - 1.9%
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Athabasca Oil Corp (b)	2,267,300	7,466,663
Imperial Oil Ltd	904,388	61,003,221
MEG Energy Corp	744,815	10,448,805
		78,918,689
Industrials - 0.3%
Aerospace & Defense - 0.3%
Bombardier Inc Class B (b)	225,100	14,878,218
TOTAL CANADA		93,796,907
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mine Ltd Class A (b)	989,200	8,782,684
DENMARK - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Class B ADR (c)	187,200	12,439,440
FRANCE - 0.7%
Consumer Staples - 0.2%
Beverages - 0.2%
Pernod Ricard SA	112,500	12,135,372
Industrials - 0.5%
Aerospace & Defense - 0.5%
Airbus SE	118,887	20,174,000
TOTAL FRANCE		32,309,372
GERMANY - 1.3%
Information Technology - 1.3%
Software - 1.3%
SAP SE ADR (d)	218,278	63,778,649
ITALY - 0.2%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV (c)	692,100	4,644,155
Industrials - 0.1%
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	59,277	2,836,997
TOTAL ITALY		7,481,152
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	91,300	3,819,622
NETHERLANDS - 0.8%
Communication Services - 0.4%
Entertainment - 0.4%
Universal Music Group NV	639,563	18,806,651
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	5,390	3,477,305
Merus NV (b)	49,800	2,266,398
		5,743,703
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	13,100	8,751,848
BE Semiconductor Industries NV	78,500	8,380,643
		17,132,491
TOTAL NETHERLANDS		41,682,845
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	62,500	968,361
SPAIN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (e)(f)	239,152	9,678,325
SWITZERLAND - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Galderma Group AG	50,420	5,858,458
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	149,284	24,884,150
UNITED KINGDOM - 0.8%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
JD Sports Fashion PLC	1,827,500	1,913,823
Consumer Staples - 0.4%
Beverages - 0.3%
Diageo PLC ADR	126,959	14,221,947
Tobacco - 0.1%
British American Tobacco PLC ADR	154,300	6,719,765
TOTAL CONSUMER STAPLES		20,941,712

Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	46,900	2,658,810
Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC	1,431,900	14,494,371
TOTAL UNITED KINGDOM		40,008,716
UNITED STATES - 88.7%
Communication Services - 9.1%
Entertainment - 0.4%
Walt Disney Co/The	220,029	20,011,637
Interactive Media & Services - 7.4%
Alphabet Inc Class A	686,880	109,076,545
Alphabet Inc Class C	594,441	95,639,612
Meta Platforms Inc Class A (d)	276,879	152,006,571
Snap Inc Class A (b)	1,243,272	9,896,445
		366,619,173
Media - 1.3%
Comcast Corp Class A	1,834,890	62,753,238
TOTAL COMMUNICATION SERVICES		449,384,048

Consumer Discretionary - 3.0%
Automobiles - 0.0%
Rivian Automotive Inc Class A (b)(c)	169,300	2,312,637
Broadline Retail - 0.4%
Amazon.com Inc (b)	104,744	19,316,888
Hotels, Restaurants & Leisure - 1.3%
Booking Holdings Inc (d)	8,301	42,329,124
Marriott International Inc/MD Class A1 (d)	42,428	10,122,472
Starbucks Corp	121,683	9,740,724
		62,192,320
Household Durables - 0.5%
Somnigroup International Inc	328,800	20,076,528
Whirlpool Corp (c)	53,774	4,101,881
		24,178,409
Specialty Retail - 0.7%
Lowe's Cos Inc	141,110	31,546,552
Restoration Hardware Inc (b)	17,400	3,202,122
		34,748,674
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica Inc (b)	5,200	1,408,004
NIKE Inc Class B	63,690	3,592,116
		5,000,120
TOTAL CONSUMER DISCRETIONARY		147,749,048

Consumer Staples - 3.8%
Beverages - 1.5%
Coca-Cola Co/The	494,358	35,865,673
Keurig Dr Pepper Inc	963,299	33,320,512
Monster Beverage Corp (b)	64,200	3,859,704
		73,045,889
Consumer Staples Distribution & Retail - 1.0%
Performance Food Group Co (b)	94,614	7,631,565
Sysco Corp	192,392	13,736,789
Target Corp	107,392	10,384,806
US Foods Holding Corp (b)	109,065	7,161,208
Walmart Inc (d)	107,271	10,432,105
		49,346,473
Food Products - 0.0%
Lamb Weston Holdings Inc	32,354	1,708,615
Personal Care Products - 0.8%
Estee Lauder Cos Inc/The Class A	167,600	10,049,296
Kenvue Inc	1,353,016	31,931,178
		41,980,474
Tobacco - 0.5%
Philip Morris International Inc	135,700	23,253,552
TOTAL CONSUMER STAPLES		189,335,003

Energy - 6.8%
Energy Equipment & Services - 0.1%
Tidewater Inc (b)(c)	94,200	3,409,098
Oil, Gas & Consumable Fuels - 6.7%
Exxon Mobil Corp	2,089,621	220,726,666
Hess Corp	3,400	438,770
Shell PLC ADR	1,741,600	112,298,368
		333,463,804
TOTAL ENERGY		336,872,902

Financials - 17.0%
Banks - 12.1%
Bank of America Corp	3,295,195	131,412,377
JPMorgan Chase & Co (d)	172,858	42,284,524
M&T Bank Corp	122,284	20,758,932
PNC Financial Services Group Inc/The	260,905	41,924,824
Truist Financial Corp	194,200	7,445,628
US Bancorp	749,194	30,222,486
Wells Fargo & Co	4,528,198	321,547,341
		595,596,112
Capital Markets - 2.0%
Charles Schwab Corp/The	114,598	9,328,277
KKR & Co Inc Class A	328,378	37,523,755
Moody's Corp	10,000	4,531,200
Morgan Stanley	63,062	7,278,616
MSCI Inc	900	490,599
Northern Trust Corp	397,078	37,317,390
Raymond James Financial Inc	29,933	4,102,018
		100,571,855
Financial Services - 2.5%
Acacia Research Corp (b)(g)	24,000	74,159
Apollo Global Management Inc	27,800	3,794,144
Corpay Inc (b)	17,200	5,596,364
Global Payments Inc	36,450	2,781,500
Mastercard Inc Class A	32,713	17,928,687
PayPal Holdings Inc (b)	87,144	5,737,561
Visa Inc Class A (d)	259,748	89,742,934
		125,655,349
Insurance - 0.4%
Arthur J Gallagher & Co	35,700	11,448,633
Chubb Ltd	30,506	8,727,156
		20,175,789
TOTAL FINANCIALS		841,999,105

Health Care - 10.3%
Biotechnology - 0.6%
Alnylam Pharmaceuticals Inc (b)	38,546	10,146,849
Exact Sciences Corp (b)	304,400	13,892,816
Gilead Sciences Inc	35,100	3,739,554
Vaxcyte Inc (b)	93,485	3,350,502
		31,129,721
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	84,065	10,991,499
Becton Dickinson & Co	33,384	6,913,493
Boston Scientific Corp (b)(d)	634,444	65,265,254
Masimo Corp (b)	28,000	4,506,880
Solventum Corp (b)	53,488	3,536,626
		91,213,752
Health Care Providers & Services - 4.2%
Cardinal Health Inc	173,868	24,565,809
Cigna Group/The (d)	139,069	47,289,023
Humana Inc	95,465	25,034,742
McKesson Corp (d)	54,043	38,521,310
UnitedHealth Group Inc	159,033	65,432,538
		200,843,422
Life Sciences Tools & Services - 0.5%
Bruker Corp	60,000	2,403,600
Danaher Corp	83,634	16,670,765
Thermo Fisher Scientific Inc	14,200	6,091,800
		25,166,165
Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co	282,506	14,181,801
Eli Lilly & Co (d)	39,297	35,326,038
GSK PLC ADR	1,058,501	42,181,265
Haleon PLC ADR	3,476,137	35,282,791
Johnson & Johnson	141,780	22,161,632
Merck & Co Inc	128,000	10,905,600
		160,039,127
TOTAL HEALTH CARE		508,392,187

Industrials - 17.8%
Aerospace & Defense - 11.0%
Boeing Co (b)	1,069,713	196,014,210
GE Aerospace (d)	1,383,771	278,885,208
General Dynamics Corp	47,492	12,923,523
Howmet Aerospace Inc	35,300	4,891,874
Huntington Ingalls Industries Inc	76,922	17,718,213
RTX Corp	21,200	2,673,956
Spirit AeroSystems Holdings Inc Class A (b)	919,301	33,094,836
Standardaero Inc	2,500	67,550
		546,269,370
Air Freight & Logistics - 0.9%
United Parcel Service Inc Class B	488,487	46,552,811
Commercial Services & Supplies - 0.2%
GFL Environmental Inc Subordinate Voting Shares	154,900	7,729,270
Veralto Corp	21,144	2,027,709
		9,756,979
Construction & Engineering - 0.1%
Centuri Holdings Inc (b)	122,600	2,201,896
EMCOR Group Inc	6,100	2,444,270
		4,646,166
Electrical Equipment - 4.3%
GE Vernova Inc (d)	481,692	178,621,028
Hubbell Inc	30,545	11,093,333
Vertiv Holdings Co Class A (d)	285,945	24,413,984
		214,128,345
Ground Transportation - 0.2%
Knight-Swift Transportation Holdings Inc	265,019	10,380,794
Machinery - 1.0%
Allison Transmission Holdings Inc	70,400	6,493,696
Chart Industries Inc (b)	30,995	4,183,705
Cummins Inc	21,743	6,388,963
Deere & Co	17,100	7,926,877
Donaldson Co Inc	75,500	4,962,615
Nordson Corp	28,200	5,345,874
Otis Worldwide Corp	60,460	5,820,484
Stanley Black & Decker Inc	28,617	1,717,592
Toro Co/The	14,400	983,232
Westinghouse Air Brake Technologies Corp	24,672	4,557,905
		48,380,943
Trading Companies & Distributors - 0.1%
Watsco Inc	7,000	3,218,880
TOTAL INDUSTRIALS		883,334,288

Information Technology - 18.6%
IT Services - 0.0%
EPAM Systems Inc (b)	8,700	1,365,117
Semiconductors & Semiconductor Equipment - 8.7%
Applied Materials Inc	70,546	10,631,988
Broadcom Inc	460,600	88,651,682
First Solar Inc (b)	85,800	10,795,356
Lam Research Corp	130,660	9,364,402
Marvell Technology Inc	502,987	29,359,351
Micron Technology Inc	230,900	17,767,755
NVIDIA Corp	2,346,540	255,585,137
Teradyne Inc	39,400	2,923,874
		425,079,545
Software - 7.5%
Adobe Inc (b)	86,047	32,265,904
Autodesk Inc (b)	53,520	14,677,860
Intuit Inc	16,496	10,350,745
Microsoft Corp	788,793	311,778,321
Oracle Corp	35,400	4,981,488
		374,054,318
Technology Hardware, Storage & Peripherals - 2.4%
Apple Inc (d)	570,918	121,320,075
TOTAL INFORMATION TECHNOLOGY		921,819,055

Materials - 0.1%
Chemicals - 0.1%
Air Products and Chemicals Inc	33,600	9,108,624
Mosaic Co/The	33,006	1,003,382
Sherwin-Williams Co/The	1,499	529,027
		10,641,033
Real Estate - 0.9%
Industrial REITs - 0.1%
Terreno Realty Corp	62,100	3,498,093
Residential REITs - 0.1%
Sun Communities Inc	48,800	6,072,184
Specialized REITs - 0.7%
American Tower Corp (d)	75,547	17,029,049
Crown Castle Inc	156,593	16,561,276
Equinix Inc	1,121	964,901
		34,555,226
TOTAL REAL ESTATE		44,125,503

Utilities - 1.3%
Electric Utilities - 1.1%
Duke Energy Corp	28,300	3,453,166
Edison International	45,100	2,413,301
Entergy Corp	52,830	4,393,871
PG&E Corp	128,900	2,129,428
Southern Co/The (d)	455,586	41,863,798
		54,253,564
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	40,300	5,224,089
Multi-Utilities - 0.1%
Sempra	49,300	3,661,511
TOTAL UTILITIES		63,139,164

TOTAL UNITED STATES		4,396,791,336
ZAMBIA - 1.2%
Materials - 1.2%
Metals & Mining - 1.2%
First Quantum Minerals Ltd (b)	4,403,366	59,122,519
TOTAL COMMON STOCKS (Cost $3,080,036,342)		4,845,800,831

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	63,188,187	63,200,825
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	23,320,455	23,322,787
TOTAL MONEY MARKET FUNDS (Cost $86,523,612)			86,523,612

U.S. Treasury Obligations - 1.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/22/2025	4.22	731,000	729,191
US Treasury Bills 0% 6/26/2025	4.23	1,250,000	1,241,760
US Treasury Bills 0% 7/17/2025 (d)	4.25 to 4.26	44,721,000	44,321,026
US Treasury Bills 0% 7/3/2025	4.19	5,829,000	5,786,208
TOTAL U.S. TREASURY OBLIGATIONS (Cost $52,076,008)			52,078,185

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $3,218,635,962)	4,984,402,628
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(28,366,620)
NET ASSETS - 100.0%	4,956,036,008

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
American Tower Corp	Chicago Board Options Exchange	73	1,645,493	230.00	06/20/25	(42,705)
Apple Inc	Chicago Board Options Exchange	283	6,013,750	215.00	06/20/25	(270,265)
Apple Inc	Chicago Board Options Exchange	169	3,591,250	230.00	06/20/25	(59,150)
Booking Holdings Inc	Chicago Board Options Exchange	9	4,589,352	5,000.00	06/20/25	(253,800)
Booking Holdings Inc	Chicago Board Options Exchange	9	4,589,352	5,300.00	06/20/25	(116,595)
Booking Holdings Inc	Chicago Board Options Exchange	10	5,099,280	5,500.00	06/20/25	(60,000)
Boston Scientific Corp	Chicago Board Options Exchange	1,299	13,362,813	105.00	06/20/25	(399,443)
Cigna Group/The	Chicago Board Options Exchange	140	4,760,560	360.00	06/20/25	(88,900)
Eli Lilly & Co	Chicago Board Options Exchange	76	6,832,020	890.00	07/18/25	(498,180)
GE Aerospace	Chicago Board Options Exchange	1,409	28,396,986	210.00	06/20/25	(820,743)
GE Aerospace	Chicago Board Options Exchange	685	13,805,490	220.00	06/20/25	(161,660)
GE Vernova Inc	Chicago Board Options Exchange	485	17,984,770	380.00	06/20/25	(1,151,875)
JPMorgan Chase & Co	Chicago Board Options Exchange	856	20,939,472	250.00	06/20/25	(650,560)
JPMorgan Chase & Co	Chicago Board Options Exchange	196	4,794,552	260.00	06/20/25	(70,560)
Marriott International Inc/MD Class A1	Chicago Board Options Exchange	68	1,622,344	260.00	06/20/25	(24,820)
McKesson Corp	Chicago Board Options Exchange	49	3,492,671	720.00	05/16/25	(103,880)
McKesson Corp	Chicago Board Options Exchange	50	3,563,950	760.00	06/20/25	(68,750)
Meta Platforms Inc Class A	Chicago Board Options Exchange	129	7,082,100	650.00	06/20/25	(79,335)
SAP SE ADR	Chicago Board Options Exchange	215	6,282,085	280.00	06/20/25	(399,900)
Southern Co/The	Chicago Board Options Exchange	708	6,505,812	97.50	06/20/25	(44,250)
Vertiv Holdings Co Class A	Chicago Board Options Exchange	287	2,450,406	90.00	06/20/25	(179,375)
Visa Inc Class A	Chicago Board Options Exchange	257	8,879,350	360.00	06/20/25	(141,350)
Walmart Inc	Chicago Board Options Exchange	323	3,141,175	100.00	06/20/25	(100,130)

						(5,786,226)
Put Options
Amazon.com Inc	Chicago Board Options Exchange	800	14,753,600	160.00	06/20/25	(238,000)
Meta Platforms Inc Class A	Chicago Board Options Exchange	100	5,490,000	445.00	06/20/25	(51,250)
NVIDIA Corp	Chicago Board Options Exchange	1,450	15,793,400	80.00	06/20/25	(127,600)
UnitedHealth Group Inc	Chicago Board Options Exchange	100	4,114,400	400.00	06/20/25	(141,750)
Vertiv Holdings Co Class A	Chicago Board Options Exchange	200	1,707,600	60.00	06/20/25	(14,400)

						(573,000)
TOTAL WRITTEN OPTIONS						(6,359,226)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $184,224,718.
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $9,678,325 or 0.2% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,678,325 or 0.2% of net assets.

(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $74,159 or 0.0% of net assets.

(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acacia Research Corp	2/16/12	882,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	169,119,151	625,398,243	731,316,407	9,198,415	(162)	-	63,200,825	63,188,187	0.1%
Fidelity Securities Lending Cash Central Fund	12,932,524	233,943,119	223,552,856	31,680	-	-	23,322,787	23,320,455	0.1%
Total	182,051,675	859,341,362	954,869,263	9,230,095	(162)	-	86,523,612

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	477,869,024	449,384,048	28,484,976	-
Consumer Discretionary	149,662,871	149,662,871	-	-
Consumer Staples	227,056,242	222,412,087	4,644,155	-
Energy	416,759,952	415,791,591	968,361	-
Financials	844,657,915	841,999,105	2,658,810	-
Health Care	576,832,083	576,832,083	-	-
Industrials	935,717,874	901,049,503	34,668,371	-
Information Technology	1,031,433,967	1,027,614,345	3,819,622	-
Materials	78,546,236	78,546,236	-	-
Real Estate	44,125,503	44,125,503	-	-
Utilities	63,139,164	63,139,164	-	-

U.S. Treasury Obligations	52,078,185	-	52,078,185	-

Money Market Funds	86,523,612	86,523,612	-	-
Total Investments in Securities:	4,984,402,628	4,857,080,148	127,322,480	-
Derivative Instruments:

Liabilities
Written Options	(6,359,226)	(6,359,226)	-	-
Total Liabilities	(6,359,226)	(6,359,226)	-	-
Total Derivative Instruments:	(6,359,226)	(6,359,226)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(6,359,226)
Total Equity Risk	0	(6,359,226)
Total Value of Derivatives	0	(6,359,226)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2025
Assets
Investment in securities, at value (including securities loaned of $22,990,198) - See accompanying schedule:
Unaffiliated issuers (cost $3,132,112,350)	$4,897,879,016
Fidelity Central Funds (cost $86,523,612)	86,523,612

Total Investment in Securities (cost $3,218,635,962)		$4,984,402,628
Receivable for investments sold		2,966,825
Receivable for fund shares sold		4,009,747
Dividends receivable		3,200,244
Distributions receivable from Fidelity Central Funds		212,120
Prepaid expenses		1,372
Other receivables		12,727
Total assets		4,994,805,663
Liabilities
Payable for investments purchased	$3,648,981
Payable for fund shares redeemed	2,279,605
Accrued management fee	3,088,264
Written options, at value (premium received $5,553,764)	6,359,226
Other payables and accrued expenses	70,791
Collateral on securities loaned	23,322,788
Total liabilities		38,769,655
Net Assets		$4,956,036,008
Net Assets consist of:
Paid in capital		$3,068,424,549
Total accumulated earnings (loss)		1,887,611,459
Net Assets		$4,956,036,008
Net Asset Value, offering price and redemption price per share ($4,956,036,008 ÷ 93,371,228 shares)		$53.08
Statement of Operations
Year ended April 30, 2025
Investment Income
Dividends		$69,789,403
Interest		126,162
Income from Fidelity Central Funds (including $31,680 from security lending)		9,230,095
Total income		79,145,660
Expenses
Management fee
Basic fee	$30,860,169
Performance adjustment	5,936,147
Custodian fees and expenses	164,414
Independent trustees' fees and expenses	20,318
Registration fees	118,080
Audit fees	56,927
Legal	7,403
Miscellaneous	95,844
Total expenses		37,259,302
Net Investment income (loss)		41,886,358
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	187,128,623
Fidelity Central Funds	(162)
Foreign currency transactions	(70,773)
Written options	5,782,733
Total net realized gain (loss)		192,840,421
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	277,112,711
Assets and liabilities in foreign currencies	48,567
Written options	(805,462)
Total change in net unrealized appreciation (depreciation)		276,355,816
Net gain (loss)		469,196,237
Net increase (decrease) in net assets resulting from operations		$511,082,595
Statement of Changes in Net Assets

	Year ended April 30, 2025	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,886,358	$34,874,504
Net realized gain (loss)	192,840,421	163,512,270
Change in net unrealized appreciation (depreciation)	276,355,816	541,572,957
Net increase (decrease) in net assets resulting from operations	511,082,595	739,959,731
Distributions to shareholders	(208,537,305)	(94,232,663)

Share transactions
Proceeds from sales of shares	1,450,948,276	978,359,048
Reinvestment of distributions	140,096,428	68,651,272
Cost of shares redeemed	(1,127,401,138)	(528,136,922)

Net increase (decrease) in net assets resulting from share transactions	463,643,566	518,873,398
Total increase (decrease) in net assets	766,188,856	1,164,600,466

Net Assets
Beginning of period	4,189,847,152	3,025,246,686
End of period	$4,956,036,008	$4,189,847,152

Other Information
Shares
Sold	27,432,962	21,439,488
Issued in reinvestment of distributions	2,672,664	1,560,291
Redeemed	(21,560,247)	(12,016,855)
Net increase (decrease)	8,545,379	10,982,924

Financial Highlights
Fidelity® Large Cap Stock Fund

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$49.39	$40.97	$39.00	$41.09	$27.80
Income from Investment Operations
Net investment income (loss) A,B	.45	.46	.49	.75 C	.57
Net realized and unrealized gain (loss)	5.56	9.24	2.64	(.86)	14.10
Total from investment operations	6.01	9.70	3.13	(.11)	14.67
Distributions from net investment income	(.46)	(.48)	(.48)	(.77)	(.65)
Distributions from net realized gain	(1.86)	(.79)	(.68)	(1.21)	(.73)
Total distributions	(2.32)	(1.28) D	(1.16)	(1.98)	(1.38)
Net asset value, end of period	$53.08	$49.39	$40.97	$39.00	$41.09
Total Return E	12.28%	24.07%	8.33%	(.46)%	54.08%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75%	.84%	.76%	.54%	.48%
Expenses net of fee waivers, if any	.75%	.83%	.76%	.53%	.48%
Expenses net of all reductions, if any	.75%	.83%	.76%	.53%	.48%
Net investment income (loss)	.85%	1.04%	1.29%	1.80% C	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$4,956,036	$4,189,847	$3,025,247	$2,869,284	$2,969,140
Portfolio turnover rate H	17%	17%	8% I	15% I	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.24 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.24%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended April 30, 2025

1. Organization.
Fidelity Large Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales and options.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,928,847,792
Gross unrealized depreciation	(169,992,452)
Net unrealized appreciation (depreciation)	$1,758,855,340
Tax Cost	$3,219,188,062

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$12,117,378
Undistributed long-term capital gain	$116,857,489
Net unrealized appreciation (depreciation) on securities and other investments	$1,758,636,590

The tax character of distributions paid was as follows:

	April 30, 2025	April 30, 2024
Ordinary Income	$54,543,650	$ 35,590,470
Long-term Capital Gains	153,993,655	58,642,193
Total	$208,537,305	$ 94,232,663

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Large Cap Stock Fund
Equity Risk
Purchased Options	(65,938)	-
Written Options	5,782,733	(805,462)
Total Equity Risk	5,716,795	(805,462)
Totals	5,716,795	(805,462)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S Government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Stock Fund	1,155,244,663	791,584,254
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Large Cap Stock Fund	.66

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Large Cap Stock Fund	.62

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Large Cap Stock Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .12%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Large Cap Stock Fund	13,890

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Large Cap Stock Fund	126,171,680	31,241,005	5,339,362

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Large Cap Stock Fund	7,139
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Large Cap Stock Fund	3,350	316	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
11. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Advisor Large Cap Fund. In addition, the Board approved the creation of additional classes of shares that will commence operations on November 13, 2025. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Large Cap Fund in exchange for corresponding shares of the Fund equal in value to the net assets of Fidelity Advisor Large Cap Fund on the day the reorganization is effective. The reorganization provides shareholders of Fidelity Advisor Large Cap Fund access to a larger portfolio with a similar investment objective.

A meeting of shareholders of Fidelity Advisor Large Cap Fund is expected to be held during the third quarter of 2025 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective during November 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity Large Cap Stock Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Stock Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 12, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2025, $167,221,968 or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the short-term capital gain dividend distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $5,564,658 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 100%, and 92% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contract and Management Fees
Fidelity Large Cap Stock Fund
At its January 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) and certain of its affiliates (the Amended Contract) for the fund to add the management fee schedule and maximum management fee rate for each of the new classes of the fund: Class A, Class M, Class C, Class I and Class Z of the fund (each a New Class and together, the New Classes). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and certain of its affiliates to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract. At its May 2024 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its January 2025 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the New Classes of the fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered the proposed tiered class-level management fee schedule and maximum class-level management fee rate of each New Class of the fund and the estimated total expense ratio of each New Class. The Board also considered that, in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. The Board noted that the projected class-level management fee and proposed maximum class-level management fee rate for Class Z of the fund is below the median fee rate of funds with similar Morningstar classifications. The Board also noted that the projected class-level management fee and proposed maximum class-level management fee rate for Class A, Class M, Class C and Class I of the fund is above the median fee rate of funds with similar Morningstar classifications because the majority of such competitor funds do not have a management fee that covers expenses for services beyond portfolio management. The Board also considered that the estimated total net expense ratio of Class A and Class Z of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure and that the estimated total net expense ratio of Class M, Class C and Class I is above the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure. The Board noted that the estimated total net expense ratio of Class C and Class I of the fund are above the median of its competitor funds due to positive performance fees. The Board noted that the estimated total net expense ratio of Class C is also above the median of its competitor funds because of its 1.00% 12b-1 fee. The Board also noted that although Class I is categorized by Lipper as an Institutional class, Class I has no investment minimum, unlike other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board also considered that the estimated total net expense ratio of Class M is above the median of its competitor funds primarily because of higher 12b-1 fees.
The Board noted that the difference in management fee rates between classes of the fund is the result of separate arrangements for class-level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
In connection with its consideration of the New Classes' management fee rates, the Board noted that the fund's management fee is subject to a performance adjustment. The Board further noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Based on its review, the Board concluded that the projected management fee and estimated total expense ratio of each New Class of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its May 2024 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its May 2024 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure for each New Class of the fund was fair and reasonable, and that the fund's Amended Contract should be approved through May 31, 2025.

1.703546.127
LCS-ANN-0625
Fidelity® Large Cap Stock K6 Fund

Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Large Cap Stock K6 Fund
Schedule of Investments April 30, 2025
Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
BELGIUM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA	2,900	529,420
CANADA - 2.0%
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Athabasca Oil Corp (b)	25,000	82,330
Imperial Oil Ltd	11,304	762,483
MEG Energy Corp	8,900	124,856
		969,669
Industrials - 0.3%
Aerospace & Defense - 0.3%
Bombardier Inc Class B (b)	2,500	165,240
TOTAL CANADA		1,134,909
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mine Ltd Class A (b)	11,700	103,879
DENMARK - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Class B ADR	2,200	146,190
FRANCE - 0.7%
Consumer Staples - 0.2%
Beverages - 0.2%
Pernod Ricard SA	1,255	135,377
Industrials - 0.5%
Aerospace & Defense - 0.5%
Airbus SE	1,422	241,300
TOTAL FRANCE		376,677
GERMANY - 1.3%
Information Technology - 1.3%
Software - 1.3%
SAP SE ADR	2,479	724,339
ITALY - 0.2%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV	8,000	53,682
Industrials - 0.1%
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	637	30,487
TOTAL ITALY		84,169
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advantest Corp	1,000	41,835
NETHERLANDS - 0.8%
Communication Services - 0.3%
Entertainment - 0.3%
Universal Music Group NV	6,450	189,665
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (b)	90	58,063
Merus NV (b)	600	27,306
		85,369
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	135	90,190
BE Semiconductor Industries NV	980	104,625
		194,815
TOTAL NETHERLANDS		469,849
SPAIN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (c)(d)	2,501	101,214
SWITZERLAND - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Galderma Group AG	730	84,821
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,566	261,037
UNITED KINGDOM - 0.8%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
JD Sports Fashion PLC	16,200	16,964
Consumer Staples - 0.4%
Beverages - 0.3%
Diageo PLC ADR	1,628	182,369
Tobacco - 0.1%
British American Tobacco PLC ADR	1,500	65,325
TOTAL CONSUMER STAPLES		247,694

Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	500	28,346
Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC	17,700	179,168
TOTAL UNITED KINGDOM		472,172
UNITED STATES - 89.0%
Communication Services - 9.1%
Entertainment - 0.3%
Walt Disney Co/The	2,394	217,734
Interactive Media & Services - 7.5%
Alphabet Inc Class A	7,993	1,269,288
Alphabet Inc Class C	6,849	1,101,936
Meta Platforms Inc Class A	3,123	1,714,527
Snap Inc Class A (b)	14,010	111,520
		4,197,271
Media - 1.3%
Comcast Corp Class A	20,526	701,989
TOTAL COMMUNICATION SERVICES		5,116,994

Consumer Discretionary - 2.7%
Automobiles - 0.0%
Rivian Automotive Inc Class A (b)(e)	1,800	24,587
Broadline Retail - 0.3%
Amazon.com Inc (b)	952	175,568
Hotels, Restaurants & Leisure - 1.0%
Booking Holdings Inc	78	397,744
Marriott International Inc/MD Class A1	283	67,518
Starbucks Corp	1,412	113,031
		578,293
Household Durables - 0.5%
Somnigroup International Inc	3,300	201,498
Whirlpool Corp (e)	674	51,413
		252,911
Specialty Retail - 0.8%
Lowe's Cos Inc	1,672	373,792
Restoration Hardware Inc (b)	255	46,928
		420,720
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica Inc (b)	90	24,369
NIKE Inc Class B	612	34,517
		58,886
TOTAL CONSUMER DISCRETIONARY		1,510,965

Consumer Staples - 3.8%
Beverages - 1.5%
Coca-Cola Co/The	5,674	411,649
Keurig Dr Pepper Inc	11,007	380,732
Monster Beverage Corp (b)	600	36,072
		828,453
Consumer Staples Distribution & Retail - 1.0%
Performance Food Group Co (b)	1,098	88,565
Sysco Corp	1,977	141,158
Target Corp	1,249	120,778
US Foods Holding Corp (b)	1,289	84,636
Walmart Inc (f)	1,149	111,740
		546,877
Food Products - 0.0%
Lamb Weston Holdings Inc	100	5,281
Personal Care Products - 0.8%
Estee Lauder Cos Inc/The Class A	1,580	94,736
Kenvue Inc	15,991	377,388
		472,124
Tobacco - 0.5%
Philip Morris International Inc	1,510	258,754
TOTAL CONSUMER STAPLES		2,111,489

Energy - 7.0%
Energy Equipment & Services - 0.1%
Tidewater Inc (b)(e)	1,200	43,428
Oil, Gas & Consumable Fuels - 6.9%
Exxon Mobil Corp	23,607	2,493,607
Hess Corp	50	6,453
Shell PLC ADR	21,100	1,360,528
		3,860,588
TOTAL ENERGY		3,904,016

Financials - 17.3%
Banks - 12.3%
Bank of America Corp	38,629	1,540,525
JPMorgan Chase & Co (f)	1,832	448,144
M&T Bank Corp	1,527	259,223
PNC Financial Services Group Inc/The	3,085	495,729
Truist Financial Corp	2,000	76,679
US Bancorp	8,917	359,712
Wells Fargo & Co	51,908	3,685,987
		6,865,999
Capital Markets - 2.1%
Charles Schwab Corp/The	1,402	114,123
KKR & Co Inc Class A	3,443	393,432
Moody's Corp	175	79,296
Morgan Stanley	655	75,600
MSCI Inc	15	8,176
Northern Trust Corp	4,597	432,026
Raymond James Financial Inc	505	69,205
		1,171,858
Financial Services - 2.5%
Apollo Global Management Inc	300	40,944
Corpay Inc (b)	200	65,074
Global Payments Inc	415	31,668
Mastercard Inc Class A	378	207,167
PayPal Holdings Inc (b)	852	56,096
Visa Inc Class A (f)	2,841	981,566
		1,382,515
Insurance - 0.4%
Arthur J Gallagher & Co	455	145,914
Chubb Ltd	385	110,141
		256,055
TOTAL FINANCIALS		9,676,427

Health Care - 10.0%
Biotechnology - 0.7%
Alnylam Pharmaceuticals Inc (b)	399	105,033
Exact Sciences Corp (b)	3,600	164,304
Gilead Sciences Inc	400	42,615
Vaxcyte Inc (b)	1,471	52,721
		364,673
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	970	126,828
Becton Dickinson & Co	330	68,340
Boston Scientific Corp (b)(f)	6,531	671,844
Masimo Corp (b)	300	48,287
Solventum Corp (b)	818	54,086
		969,385
Health Care Providers & Services - 4.0%
Cardinal Health Inc	1,829	258,419
Cigna Group/The (f)	1,505	511,761
Humana Inc	1,205	315,999
McKesson Corp	604	430,525
UnitedHealth Group Inc	1,760	724,135
		2,240,839
Life Sciences Tools & Services - 0.5%
Bruker Corp	400	16,024
Danaher Corp	964	192,154
Thermo Fisher Scientific Inc	140	60,060
		268,238
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co	3,250	163,150
Eli Lilly & Co	380	341,601
GSK PLC ADR	12,375	493,144
Haleon PLC ADR	40,588	411,968
Johnson & Johnson	1,336	208,830
Merck & Co Inc	1,500	127,800
		1,746,493
TOTAL HEALTH CARE		5,589,628

Industrials - 18.1%
Aerospace & Defense - 11.3%
Boeing Co (b)	12,539	2,297,646
GE Aerospace (f)	15,611	3,146,242
General Dynamics Corp	561	152,659
Howmet Aerospace Inc	450	62,361
Huntington Ingalls Industries Inc	868	199,935
RTX Corp	200	25,226
Spirit AeroSystems Holdings Inc Class A (b)	12,900	464,400
Standardaero Inc (e)	200	5,404
		6,353,873
Air Freight & Logistics - 0.9%
United Parcel Service Inc Class B	5,195	495,084
Commercial Services & Supplies - 0.2%
GFL Environmental Inc Subordinate Voting Shares	1,600	79,838
Veralto Corp	339	32,510
		112,348
Construction & Engineering - 0.1%
Centuri Holdings Inc (b)	1,600	28,735
Electrical Equipment - 4.3%
GE Vernova Inc (f)	5,385	1,996,866
Hubbell Inc	360	130,745
Vertiv Holdings Co Class A	3,185	271,935
		2,399,546
Ground Transportation - 0.2%
Knight-Swift Transportation Holdings Inc	3,039	119,038
Machinery - 1.0%
Allison Transmission Holdings Inc	905	83,478
Chart Industries Inc (b)	340	45,893
Cummins Inc	216	63,469
Deere & Co	179	82,977
Donaldson Co Inc	950	62,444
Nordson Corp	335	63,506
Otis Worldwide Corp	594	57,184
Stanley Black & Decker Inc	294	17,646
Toro Co/The	200	13,656
Westinghouse Air Brake Technologies Corp	451	83,318
		573,571
Trading Companies & Distributors - 0.1%
Watsco Inc	70	32,188
TOTAL INDUSTRIALS		10,114,383

Information Technology - 18.7%
IT Services - 0.0%
EPAM Systems Inc (b)	125	19,614
Semiconductors & Semiconductor Equipment - 8.7%
Applied Materials Inc	684	103,086
Broadcom Inc	5,240	1,008,543
First Solar Inc (b)	840	105,689
Lam Research Corp	1,330	95,321
Marvell Technology Inc	5,832	340,414
Micron Technology Inc	2,500	192,375
NVIDIA Corp	27,165	2,958,812
Teradyne Inc	400	29,683
		4,833,923
Software - 7.6%
Adobe Inc (b)	1,026	384,729
Autodesk Inc (b)	699	191,701
Intuit Inc	186	116,709
Microsoft Corp	9,042	3,573,942
		4,267,081
Technology Hardware, Storage & Peripherals - 2.4%
Apple Inc (f)	6,398	1,359,575
TOTAL INFORMATION TECHNOLOGY		10,480,193

Materials - 0.2%
Chemicals - 0.2%
Air Products and Chemicals Inc	355	96,237
Mosaic Co/The	400	12,159
Sherwin-Williams Co/The	56	19,764
		128,160
Real Estate - 0.9%
Industrial REITs - 0.1%
Terreno Realty Corp	800	45,064
Residential REITs - 0.1%
Sun Communities Inc	580	72,169
Specialized REITs - 0.7%
American Tower Corp	880	198,361
Crown Castle Inc	1,886	199,463
Equinix Inc	13	11,190
		409,014
TOTAL REAL ESTATE		526,247

Utilities - 1.2%
Electric Utilities - 1.1%
Duke Energy Corp	200	24,404
Edison International	500	26,755
Entergy Corp	558	46,409
PG&E Corp	1,600	26,432
Southern Co/The (f)	5,142	472,498
		596,498
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp	320	41,482
Multi-Utilities - 0.1%
Sempra	700	51,989
TOTAL UTILITIES		689,969

TOTAL UNITED STATES		49,848,471
ZAMBIA - 1.3%
Materials - 1.3%
Metals & Mining - 1.3%
First Quantum Minerals Ltd (b)	53,672	720,636
TOTAL COMMON STOCKS (Cost $35,380,636)		55,099,618

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	639,992	640,120
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	93,416	93,425
TOTAL MONEY MARKET FUNDS (Cost $733,545)			733,545

U.S. Treasury Obligations - 0.5%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/17/2025 (f) (Cost $303,247)	4.25	306,000	303,263

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $36,417,428)	56,136,426
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(154,126)
NET ASSETS - 100.0%	55,982,300

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Apple Inc	Chicago Board Options Exchange	3	63,750	215.00	06/20/25	(2,865)
Apple Inc	Chicago Board Options Exchange	1	21,250	230.00	06/20/25	(350)
Boston Scientific Corp	Chicago Board Options Exchange	13	133,731	105.00	06/20/25	(3,998)
Cigna Group/The	Chicago Board Options Exchange	1	34,004	360.00	06/20/25	(635)
GE Aerospace	Chicago Board Options Exchange	16	322,464	210.00	06/20/25	(9,320)
GE Aerospace	Chicago Board Options Exchange	7	141,078	220.00	06/20/25	(1,652)
GE Vernova Inc	Chicago Board Options Exchange	4	148,328	380.00	06/20/25	(9,500)
JPMorgan Chase & Co	Chicago Board Options Exchange	10	244,620	250.00	06/20/25	(7,600)
Southern Co/The	Chicago Board Options Exchange	2	18,378	97.50	06/20/25	(125)
Visa Inc Class A	Chicago Board Options Exchange	2	69,100	360.00	06/20/25	(1,100)
Walmart Inc	Chicago Board Options Exchange	3	29,175	100.00	06/20/25	(930)

						(38,075)
Put Options
Meta Platforms Inc Class A	Chicago Board Options Exchange	1	54,900	445.00	06/20/25	(513)
NVIDIA Corp	Chicago Board Options Exchange	15	163,380	80.00	06/20/25	(1,320)

						(1,833)
TOTAL WRITTEN OPTIONS						(39,908)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $101,214 or 0.2% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $101,214 or 0.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $1,334,894.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,266,355	17,580,485	19,206,720	135,185	-	-	640,120	639,992	0.0%
Fidelity Securities Lending Cash Central Fund	-	3,488,018	3,394,593	622	-	-	93,425	93,416	0.0%
Total	2,266,355	21,068,503	22,601,313	135,807	-	-	733,545

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	5,407,873	5,116,994	290,879	-
Consumer Discretionary	1,527,929	1,527,929	-	-
Consumer Staples	2,548,242	2,494,560	53,682	-
Energy	4,873,685	4,873,685	-	-
Financials	9,704,773	9,676,427	28,346	-
Health Care	6,435,428	6,435,428	-	-
Industrials	10,730,578	10,310,110	420,468	-
Information Technology	11,702,219	11,660,384	41,835	-
Materials	952,675	952,675	-	-
Real Estate	526,247	526,247	-	-
Utilities	689,969	689,969	-	-

U.S. Treasury Obligations	303,263	-	303,263	-

Money Market Funds	733,545	733,545	-	-
Total Investments in Securities:	56,136,426	54,997,953	1,138,473	-
Derivative Instruments:

Liabilities
Written Options	(39,908)	(39,908)	-	-
Total Liabilities	(39,908)	(39,908)	-	-
Total Derivative Instruments:	(39,908)	(39,908)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(39,908)
Total Equity Risk	0	(39,908)
Total Value of Derivatives	0	(39,908)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2025
Assets
Investment in securities, at value (including securities loaned of $89,645) - See accompanying schedule:
Unaffiliated issuers (cost $35,683,883)	$55,402,881
Fidelity Central Funds (cost $733,545)	733,545

Total Investment in Securities (cost $36,417,428)		$56,136,426
Cash		21
Foreign currency held at value (cost $75)		74
Receivable for investments sold		54,147
Receivable for fund shares sold		63,239
Dividends receivable		27,772
Distributions receivable from Fidelity Central Funds		1,897
Other receivables		253
Total assets		56,283,829
Liabilities
Payable for fund shares redeemed	$147,102
Accrued management fee	20,554
Written options, at value (premium received $31,539)	39,908
Other payables and accrued expenses	540
Collateral on securities loaned	93,425
Total liabilities		301,529
Net Assets		$55,982,300
Net Assets consist of:
Paid in capital		$34,406,117
Total accumulated earnings (loss)		21,576,183
Net Assets		$55,982,300
Net Asset Value, offering price and redemption price per share ($55,982,300 ÷ 3,728,803 shares)		$15.01
Statement of Operations
Year ended April 30, 2025
Investment Income
Dividends		$817,932
Interest		501
Income from Fidelity Central Funds (including $622 from security lending)		135,807
Total income		954,240
Expenses
Management fee	$269,257
Independent trustees' fees and expenses	246
Miscellaneous	980
Total expenses before reductions	270,483
Expense reductions	(363)
Total expenses after reductions		270,120
Net Investment income (loss)		684,120
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,858,375
Foreign currency transactions	(1,041)
Written options	32,004
Total net realized gain (loss)		2,889,338
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,793,166
Assets and liabilities in foreign currencies	120
Written options	(8,369)
Total change in net unrealized appreciation (depreciation)		2,784,917
Net gain (loss)		5,674,255
Net increase (decrease) in net assets resulting from operations		$6,358,375
Statement of Changes in Net Assets

	Year ended April 30, 2025	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$684,120	$587,469
Net realized gain (loss)	2,889,338	1,657,992
Change in net unrealized appreciation (depreciation)	2,784,917	6,837,162
Net increase (decrease) in net assets resulting from operations	6,358,375	9,082,623
Distributions to shareholders	(2,787,627)	(1,218,756)

Share transactions
Proceeds from sales of shares	24,535,119	14,299,667
Reinvestment of distributions	2,787,627	1,218,756
Cost of shares redeemed	(24,642,065)	(7,137,752)

Net increase (decrease) in net assets resulting from share transactions	2,680,681	8,380,671
Total increase (decrease) in net assets	6,251,429	16,244,538

Net Assets
Beginning of period	49,730,871	33,486,333
End of period	$55,982,300	$49,730,871

Other Information
Shares
Sold	1,619,018	1,126,371
Issued in reinvestment of distributions	186,863	99,040
Redeemed	(1,616,869)	(563,723)
Net increase (decrease)	189,012	661,688

Financial Highlights
Fidelity® Large Cap Stock K6 Fund

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.05	$11.63	$14.34	$15.41	$10.37
Income from Investment Operations
Net investment income (loss) A,B	.17	.18	.19	.30 C	.22
Net realized and unrealized gain (loss)	1.51	2.63	.92 D	(.36)	5.27
Total from investment operations	1.68	2.81	1.11	(.06)	5.49
Distributions from net investment income	(.19)	(.16)	(.28)	(.30)	(.25)
Distributions from net realized gain	(.53)	(.23)	(3.54)	(.71)	(.20)
Total distributions	(.72)	(.39)	(3.82)	(1.01)	(.45)
Net asset value, end of period	$15.01	$14.05	$11.63	$14.34	$15.41
Total Return E	12.05%	24.71%	11.14%	(.72)%	54.03%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.14%	1.47%	1.65%	1.95% C	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$55,982	$49,731	$33,486	$45,095	$72,208
Portfolio turnover rate H	22%	14%	27% I	18% I	19% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.30%.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended April 30, 2025

1. Organization.
Fidelity Large Cap Stock K6 Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$21,055,798
Gross unrealized depreciation	(1,645,200)
Net unrealized appreciation (depreciation)	$19,410,598
Tax Cost	$36,685,920

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$262,106
Undistributed long-term capital gain	$1,903,488
Net unrealized appreciation (depreciation) on securities and other investments	$19,410,590

The tax character of distributions paid was as follows:

	April 30, 2025	April 30, 2024
Ordinary Income	$867,959	$ 499,855
Long-term Capital Gains	1,919,668	718,901
Total	$2,787,627	$ 1,218,756

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. Government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Stock K6 Fund	14,415,987	12,426,890
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Large Cap Stock K6 Fund	412

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Large Cap Stock K6 Fund	1,558,668	714,697	138,747
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Large Cap Stock K6 Fund	64	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $363.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity Large Cap Stock K6 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Stock K6 Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2025, $2,672,572, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $127,074 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 73%, and 82% of the dividends distributed in June, and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 93.20%, and 93.17% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 4.57%, and 1.89% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9883971.107
LCSK6-ANN-0625
Fidelity® Mid-Cap Stock K6 Fund

Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Mid-Cap Stock K6 Fund
Schedule of Investments April 30, 2025
Showing Percentage of Net Assets
Common Stocks - 97.4%
	Shares	Value ($)
BELGIUM - 0.6%
Health Care - 0.6%
Pharmaceuticals - 0.6%
UCB SA	31,633	5,774,882
BRAZIL - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
Wheaton Precious Metals Corp (United States)	108,933	9,098,084
CANADA - 3.0%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Imperial Oil Ltd (a)	190,133	12,824,944
South Bow Corp	90,991	2,247,384
		15,072,328
Industrials - 1.2%
Commercial Services & Supplies - 1.2%
RB Global Inc (United States)	117,587	11,841,011
Materials - 0.3%
Metals & Mining - 0.3%
Teck Resources Ltd Class B (United States)	112,946	3,839,034
TOTAL CANADA		30,752,373
FINLAND - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Amer Sports Inc (b)	145,990	3,540,258
ISRAEL - 0.6%
Information Technology - 0.6%
IT Services - 0.6%
Wix.com Ltd (b)	34,899	5,918,521
ITALY - 2.2%
Consumer Discretionary - 1.3%
Textiles, Apparel & Luxury Goods - 1.3%
Brunello Cucinelli SpA	119,578	13,427,186
Health Care - 0.6%
Pharmaceuticals - 0.6%
Recordati Industria Chimica e Farmaceutica SpA	102,579	6,025,313
Industrials - 0.3%
Electrical Equipment - 0.3%
Prysmian SpA	52,949	2,908,605
TOTAL ITALY		22,361,104
JAPAN - 0.4%
Communication Services - 0.4%
Entertainment - 0.4%
Capcom Co Ltd	133,100	3,852,993
NETHERLANDS - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE (b)	4,694	3,034,432
THAILAND - 0.5%
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Fabrinet (b)	27,192	5,575,992
UNITED KINGDOM - 1.7%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Flutter Entertainment PLC (United Kingdom) (b)	26,514	6,346,204
Consumer Staples - 0.2%
Food Products - 0.2%
Nomad Foods Ltd	105,563	2,110,204
Energy - 0.6%
Energy Equipment & Services - 0.6%
TechnipFMC PLC	206,717	5,823,218
Information Technology - 0.3%
Software - 0.3%
Sage Group PLC/The	188,493	3,108,657
TOTAL UNITED KINGDOM		17,388,283
UNITED STATES - 86.9%
Communication Services - 1.9%
Entertainment - 1.7%
Liberty Media Corp-Liberty Formula One Class A (b)	47,389	3,817,184
Live Nation Entertainment Inc (b)	51,642	6,839,983
TKO Group Holdings Inc Class A	37,314	6,078,824
		16,735,991
Interactive Media & Services - 0.1%
Pinterest Inc Class A (b)	59,661	1,510,616
Media - 0.1%
Magnite Inc (b)	101,600	1,208,023
TOTAL COMMUNICATION SERVICES		19,454,630

Consumer Discretionary - 10.8%
Diversified Consumer Services - 1.9%
Duolingo Inc Class A (b)	26,194	10,202,039
Service Corp International/US	120,859	9,656,634
		19,858,673
Hotels, Restaurants & Leisure - 2.9%
Aramark	75,620	2,527,977
Cava Group Inc (b)	15,500	1,432,664
Churchill Downs Inc	54,914	4,964,775
Domino's Pizza Inc	5,996	2,940,259
Sportradar Holding AG Class A (b)	66,300	1,532,193
Texas Roadhouse Inc	39,980	6,635,081
Wyndham Hotels & Resorts Inc	98,309	8,385,758
		28,418,707
Household Durables - 2.6%
DR Horton Inc	20,670	2,611,447
NVR Inc (b)	833	5,935,750
Somnigroup International Inc (a)	194,800	11,894,488
Toll Brothers Inc	64,110	6,466,776
		26,908,461
Specialty Retail - 2.6%
Burlington Stores Inc (b)	44,005	9,902,885
Chewy Inc Class A (b)	135,300	5,073,750
Floor & Decor Holdings Inc Class A (b)	54,811	3,915,698
Williams-Sonoma Inc	49,516	7,648,737
		26,541,070
Textiles, Apparel & Luxury Goods - 0.8%
Ralph Lauren Corp Class A	15,106	3,398,094
Tapestry Inc	65,438	4,623,195
		8,021,289
TOTAL CONSUMER DISCRETIONARY		109,748,200

Consumer Staples - 4.4%
Beverages - 0.6%
Keurig Dr Pepper Inc	183,876	6,360,271
Consumer Staples Distribution & Retail - 3.8%
Albertsons Cos Inc Class A	351,000	7,714,980
BJ's Wholesale Club Holdings Inc (b)	132,791	15,610,910
Performance Food Group Co (b)	192,761	15,548,102
		38,873,992
TOTAL CONSUMER STAPLES		45,234,263

Energy - 3.2%
Energy Equipment & Services - 0.3%
Kodiak Gas Services Inc	84,847	2,885,646
Oil, Gas & Consumable Fuels - 2.9%
Cheniere Energy Inc	41,413	9,570,959
Core Natural Resources Inc	35,140	2,537,459
Energy Transfer LP	353,997	5,855,110
Ovintiv Inc	51,800	1,739,444
Range Resources Corp	292,954	9,939,930
		29,642,902
TOTAL ENERGY		32,528,548

Financials - 14.6%
Banks - 6.2%
East West Bancorp Inc	88,491	7,570,405
First Citizens BancShares Inc/NC Class A	2,732	4,860,610
Huntington Bancshares Inc/OH	565,132	8,211,368
KeyCorp	194,864	2,891,782
M&T Bank Corp	66,673	11,318,408
Old National Bancorp/IN	282,600	5,818,734
Pinnacle Financial Partners Inc	49,209	4,932,710
Western Alliance Bancorp	73,962	5,155,891
Wintrust Financial Corp	114,894	12,772,767
		63,532,675
Capital Markets - 4.4%
Blue Owl Capital Inc Class A	271,653	5,033,730
Cboe Global Markets Inc	33,206	7,365,091
Evercore Inc Class A	19,600	4,023,684
Houlihan Lokey Inc Class A	39,371	6,381,252
Interactive Brokers Group Inc Class A	22,100	3,797,885
MarketAxess Holdings Inc	9,100	2,016,469
Raymond James Financial Inc	55,732	7,637,513
Stifel Financial Corp	98,278	8,421,442
		44,677,066
Financial Services - 0.6%
Toast Inc Class A (b)	168,383	5,991,066
Insurance - 3.4%
American Financial Group Inc/OH	50,296	6,370,491
Arch Capital Group Ltd	29,663	2,689,841
First American Financial Corp	162,088	9,856,571
Hartford Insurance Group Inc/The	43,034	5,278,981
Reinsurance Group of America Inc	56,995	10,675,734
		34,871,618
TOTAL FINANCIALS		149,072,425

Health Care - 8.6%
Biotechnology - 1.6%
Arcellx Inc (b)	17,604	1,143,380
Crinetics Pharmaceuticals Inc (b)	41,914	1,399,508
Exact Sciences Corp (b)	65,545	2,991,474
Legend Biotech Corp ADR (b)	18,400	643,080
Revolution Medicines Inc (b)	29,000	1,171,020
TG Therapeutics Inc (b)	28,800	1,310,688
United Therapeutics Corp (b)	25,886	7,845,788
		16,504,938
Health Care Equipment & Supplies - 2.1%
Glaukos Corp (b)	12,800	1,206,400
Inspire Medical Systems Inc (b)	12,919	2,046,111
Insulet Corp (b)	13,269	3,347,636
Masimo Corp (b)	45,540	7,330,119
Merit Medical Systems Inc (b)	25,300	2,389,585
Penumbra Inc (b)	16,900	4,948,996
		21,268,847
Health Care Providers & Services - 3.3%
Chemed Corp	11,197	6,511,167
LifeStance Health Group Inc (b)	375,079	2,464,269
Molina Healthcare Inc (b)	19,913	6,511,750
Option Care Health Inc (b)	173,127	5,593,733
Privia Health Group Inc (b)	92,000	2,160,160
Tenet Healthcare Corp (b)	68,507	9,793,077
		33,034,156
Health Care Technology - 0.6%
Doximity Inc Class A (b)	88,600	5,039,568
Waystar Holding Corp (b)	32,800	1,219,175
		6,258,743
Life Sciences Tools & Services - 1.0%
Avantor Inc (a)(b)	115,890	1,505,411
Bruker Corp	81,065	3,247,464
Repligen Corp (b)	38,294	5,284,189
		10,037,064
TOTAL HEALTH CARE		87,103,748

Industrials - 20.7%
Aerospace & Defense - 2.5%
Axon Enterprise Inc (b)	6,332	3,883,416
BWX Technologies Inc	64,761	7,066,720
Huntington Ingalls Industries Inc	19,317	4,449,478
Woodward Inc	55,439	10,398,693
		25,798,307
Building Products - 2.1%
AAON Inc	59,680	5,446,994
AZEK Co Inc/The Class A (b)	105,120	5,209,747
Builders FirstSource Inc (b)	12,118	1,449,676
Carlisle Cos Inc	25,218	9,569,727
		21,676,144
Commercial Services & Supplies - 1.2%
CECO Environmental Corp (b)	91,148	2,168,411
GFL Environmental Inc Subordinate Voting Shares	198,342	9,896,958
		12,065,369
Construction & Engineering - 3.8%
AECOM	141,467	13,955,720
Centuri Holdings Inc (b)	111,005	1,993,649
Comfort Systems USA Inc	21,771	8,655,061
EMCOR Group Inc	23,973	9,605,981
Quanta Services Inc	14,136	4,137,466
		38,347,877
Electrical Equipment - 1.7%
Acuity Inc	43,564	10,612,627
nVent Electric PLC	91,128	5,003,838
Vertiv Holdings Co Class A	17,474	1,491,930
		17,108,395
Machinery - 5.3%
Allison Transmission Holdings Inc	87,866	8,104,760
Atmus Filtration Technologies Inc	72,182	2,502,550
Chart Industries Inc (b)	45,063	6,082,604
CNH Industrial NV Class A	505,000	5,842,850
Crane Co	55,529	8,939,058
ITT Inc	58,616	8,031,564
RBC Bearings Inc (b)	23,123	7,597,524
Westinghouse Air Brake Technologies Corp	33,012	6,098,637
		53,199,547
Professional Services - 2.5%
FTI Consulting Inc (b)	16,444	2,734,308
Leidos Holdings Inc	51,385	7,562,844
Paylocity Holding Corp (b)	37,230	7,151,883
TransUnion	96,102	7,972,623
		25,421,658
Trading Companies & Distributors - 1.6%
Applied Industrial Technologies Inc	23,805	5,791,280
Watsco Inc	23,426	10,772,212
		16,563,492
TOTAL INDUSTRIALS		210,180,789

Information Technology - 8.3%
Communications Equipment - 1.1%
Ciena Corp (b)	110,928	7,449,925
Lumentum Holdings Inc (b)	63,626	3,756,479
		11,206,404
Electronic Equipment, Instruments & Components - 2.3%
Belden Inc	53,139	5,479,162
Coherent Corp (b)	80,160	5,155,891
Flex Ltd (b)	303,464	10,420,954
Trimble Inc (b)	38,800	2,411,032
		23,467,039
IT Services - 0.5%
Kyndryl Holdings Inc (b)	163,500	5,300,670
Semiconductors & Semiconductor Equipment - 0.6%
ON Semiconductor Corp (b)	33,738	1,339,399
Onto Innovation Inc (b)	40,987	4,999,184
		6,338,583
Software - 3.7%
Appfolio Inc Class A (b)	12,256	2,531,109
Commvault Systems Inc (b)	30,900	5,164,317
Docusign Inc (b)	97,028	7,932,039
Dynatrace Inc (b)	210,361	9,880,657
Manhattan Associates Inc (b)	23,388	4,148,797
Monday.com Ltd (b)	26,224	7,368,682
		37,025,601
Technology Hardware, Storage & Peripherals - 0.1%
Pure Storage Inc Class A (b)	18,454	837,073
TOTAL INFORMATION TECHNOLOGY		84,175,370

Materials - 5.5%
Chemicals - 1.1%
Axalta Coating Systems Ltd (b)	160,233	5,207,572
CF Industries Holdings Inc	71,607	5,611,841
		10,819,413
Construction Materials - 0.6%
Eagle Materials Inc	27,626	6,254,250
Containers & Packaging - 2.8%
AptarGroup Inc	66,616	9,989,069
Crown Holdings Inc	94,779	9,130,061
Graphic Packaging Holding CO	258,970	6,554,531
International Paper Co	51,606	2,357,362
		28,031,023
Metals & Mining - 0.6%
Carpenter Technology Corp	31,700	6,200,837
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp	56,386	4,866,676
TOTAL MATERIALS		56,172,199

Real Estate - 6.8%
Health Care REITs - 1.3%
CareTrust REIT Inc	119,300	3,491,911
Ventas Inc	136,852	9,590,588
		13,082,499
Industrial REITs - 0.5%
Terreno Realty Corp	88,552	4,988,134
Real Estate Management & Development - 2.0%
Compass Inc Class A (b)	361,386	2,789,900
Jones Lang LaSalle Inc (b)	54,340	12,357,460
Zillow Group Inc Class C (b)	76,616	5,158,555
		20,305,915
Residential REITs - 0.3%
Essex Property Trust Inc	13,998	3,907,542
Retail REITs - 1.7%
Acadia Realty Trust	158,406	3,025,555
Macerich Co/The	156,615	2,295,976
NNN REIT Inc	199,095	8,184,795
Tanger Inc	118,342	3,728,956
		17,235,282
Specialized REITs - 1.0%
CubeSmart	242,789	9,874,229
TOTAL REAL ESTATE		69,393,601

Utilities - 2.1%
Electric Utilities - 1.0%
IDACORP Inc	37,091	4,380,076
TXNM Energy Inc	105,882	5,632,923
		10,012,999
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	17,142	2,222,117
Multi-Utilities - 0.9%
NiSource Inc	238,911	9,343,809
TOTAL UTILITIES		21,578,925

TOTAL UNITED STATES		884,642,698
TOTAL COMMON STOCKS (Cost $889,284,244)		991,939,620

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Health Care - 0.0%
Biotechnology - 0.0%
National Resilience Inc Series B (b)(c)(d)	15,539	331,446
Industrials - 0.2%
Construction & Engineering - 0.2%
Beta Technologies Inc Series B, 6% (b)(c)(d)	11,901	1,231,754
Beta Technologies Inc Series C, 6% (c)(d)	1,500	133,335
		1,365,089
TOTAL UNITED STATES		1,696,535
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,611,794)		1,696,535

Money Market Funds - 4.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.33	21,612,205	21,616,527
Fidelity Securities Lending Cash Central Fund (e)(f)	4.33	26,647,822	26,650,487
TOTAL MONEY MARKET FUNDS (Cost $48,267,014)			48,267,014

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $939,163,052)	1,041,903,169
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(23,351,135)
NET ASSETS - 100.0%	1,018,552,034

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME S&P 400 Midcap Index Contracts (United States)	61	Jun 2025	17,432,580	388,423	388,423

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,696,535 or 0.2% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Beta Technologies Inc Series B, 6%	4/04/22	1,227,826

Beta Technologies Inc Series C, 6%	10/24/24	171,705

National Resilience Inc Series B	12/01/20	212,263

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,731,834	268,128,060	253,242,666	631,360	(701)	-	21,616,527	21,612,205	0.0%
Fidelity Securities Lending Cash Central Fund	13,096,780	261,538,506	247,984,799	29,430	-	-	26,650,487	26,647,822	0.1%
Total	19,828,614	529,666,566	501,227,465	660,790	(701)	-	48,267,014

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	23,307,623	23,307,623	-	-
Consumer Discretionary	133,061,848	133,061,848	-	-
Consumer Staples	47,344,467	47,344,467	-	-
Energy	53,424,094	53,424,094	-	-
Financials	149,072,425	149,072,425	-	-
Health Care	101,938,375	98,903,943	3,034,432	-
Industrials	224,930,405	222,021,800	2,908,605	-
Information Technology	98,778,540	98,778,540	-	-
Materials	69,109,317	69,109,317	-	-
Real Estate	69,393,601	69,393,601	-	-
Utilities	21,578,925	21,578,925	-	-

Convertible Preferred Stocks
Health Care	331,446	-	-	331,446
Industrials	1,365,089	-	-	1,365,089

Money Market Funds	48,267,014	48,267,014	-	-
Total Investments in Securities:	1,041,903,169	1,034,263,597	5,943,037	1,696,535
Derivative Instruments:

Assets
Futures Contracts	388,423	388,423	-	-
Total Assets	388,423	388,423	-	-
Total Derivative Instruments:	388,423	388,423	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	388,423	0
Total Equity Risk	388,423	0
Total Value of Derivatives	388,423	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2025
Assets
Investment in securities, at value (including securities loaned of $25,318,408) - See accompanying schedule:
Unaffiliated issuers (cost $890,896,038)	$993,636,155
Fidelity Central Funds (cost $48,267,014)	48,267,014

Total Investment in Securities (cost $939,163,052)		$1,041,903,169
Segregated cash with brokers for derivative instruments		1,347,672
Cash		970,809
Foreign currency held at value (cost $299)		297
Receivable for investments sold		3,572,345
Receivable for fund shares sold		350,139
Dividends receivable		445,092
Distributions receivable from Fidelity Central Funds		66,776
Total assets		1,048,656,299
Liabilities
Payable for investments purchased	$2,202,970
Payable for fund shares redeemed	840,448
Accrued management fee	367,659
Payable for daily variation margin on futures contracts	36,600
Other payables and accrued expenses	6,536
Collateral on securities loaned	26,650,052
Total liabilities		30,104,265
Net Assets		$1,018,552,034
Net Assets consist of:
Paid in capital		$915,145,146
Total accumulated earnings (loss)		103,406,888
Net Assets		$1,018,552,034
Net Asset Value, offering price and redemption price per share ($1,018,552,034 ÷ 69,057,853 shares)		$14.75
Statement of Operations
Year ended April 30, 2025
Investment Income
Dividends		$13,278,554
Interest		16,980
Income from Fidelity Central Funds (including $29,430 from security lending)		660,790
Total income		13,956,324
Expenses
Management fee	$4,695,334
Independent trustees' fees and expenses	4,336
Interest	5,326
Miscellaneous	11,567
Total expenses before reductions	4,716,563
Expense reductions	(4,374)
Total expenses after reductions		4,712,189
Net Investment income (loss)		9,244,135
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	73,494,796
Fidelity Central Funds	(701)
Foreign currency transactions	4,701
Futures contracts	(2,318,278)
Total net realized gain (loss)		71,180,518
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(48,467,968)
Assets and liabilities in foreign currencies	4,138
Futures contracts	388,423
Total change in net unrealized appreciation (depreciation)		(48,075,407)
Net gain (loss)		23,105,111
Net increase (decrease) in net assets resulting from operations		$32,349,246
Statement of Changes in Net Assets

	Year ended April 30, 2025	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,244,135	$10,996,799
Net realized gain (loss)	71,180,518	17,371,666
Change in net unrealized appreciation (depreciation)	(48,075,407)	81,372,323
Net increase (decrease) in net assets resulting from operations	32,349,246	109,740,788
Distributions to shareholders	(66,933,877)	(9,307,425)

Share transactions
Proceeds from sales of shares	281,722,921	260,593,698
Reinvestment of distributions	66,678,037	9,307,425
Cost of shares redeemed	(234,643,236)	(253,923,755)

Net increase (decrease) in net assets resulting from share transactions	113,757,722	15,977,368
Total increase (decrease) in net assets	79,173,091	116,410,731

Net Assets
Beginning of period	939,378,943	822,968,212
End of period	$1,018,552,034	$939,378,943

Other Information
Shares
Sold	17,275,181	18,703,595
Issued in reinvestment of distributions	4,223,016	663,948
Redeemed	(14,752,446)	(17,920,946)
Net increase (decrease)	6,745,751	1,446,597

Financial Highlights
Fidelity® Mid-Cap Stock K6 Fund

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.08	$13.52	$13.67	$14.13	$8.78
Income from Investment Operations
Net investment income (loss) A,B	.14	.18	.21	.19	.15
Net realized and unrealized gain (loss)	.55	1.53	.03	(.07)	5.37
Total from investment operations	.69	1.71	.24	.12	5.52
Distributions from net investment income	(.20)	(.15)	(.17)	(.13)	(.17)
Distributions from net realized gain	(.82)	-	(.21)	(.45)	-
Total distributions	(1.02)	(.15)	(.39) C	(.58)	(.17)
Net asset value, end of period	$14.75	$15.08	$13.52	$13.67	$14.13
Total Return D	4.15%	12.70%	1.82%	.78%	63.39%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45%	.45%	.45%	.45%	.44%
Net investment income (loss)	.89%	1.24%	1.58%	1.35%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$1,018,552	$939,379	$822,968	$576,537	$319,924
Portfolio turnover rate G	69 % H	51% H	34% H	40% H	61% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended April 30, 2025

1. Organization.
Fidelity Mid-Cap Stock K6 Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$167,559,529
Gross unrealized depreciation	(65,802,214)
Net unrealized appreciation (depreciation)	$101,757,315
Tax Cost	$940,145,854

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,936,821
Undistributed long-term capital gain	$99,138
Net unrealized appreciation (depreciation) on securities and other investments	$101,759,528

The tax character of distributions paid was as follows:

	April 30, 2025	April 30, 2024
Ordinary Income	$13,141,891	$ 9,307,425
Long-term Capital Gains	53,791,986	-
Total	$66,933,877	$ 9,307,425

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Mid-Cap Stock K6 Fund	9,040,714

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid-Cap Stock K6 Fund	708,266,548	743,883,102

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Mid-Cap Stock K6 Fund	4,049,494	71,318,989

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Mid-Cap Stock K6 Fund	4,708,453	61,987,359
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Mid-Cap Stock K6 Fund	21,631

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Mid-Cap Stock K6 Fund	Borrower	7,549,400	5.08%	5,326

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mid-Cap Stock K6 Fund	57,245,652	53,008,184	9,935,920
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Mid-Cap Stock K6 Fund	3,220	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,374.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Mid-Cap Stock K6 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Mid-Cap Stock K6 Fund (one of the funds constituting Fidelity Concord Street Trust, referred to hereafter as the "Fund") as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statement of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
June 11, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2025, $53,891,124, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $323,751 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 71% and 86% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9893890.105
MCS-K6-ANN-0625
Fidelity® Series Small Cap Discovery Fund

Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Small Cap Discovery Fund
Schedule of Investments April 30, 2025
Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
BAILIWICK OF GUERNSEY - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Super Group SGHC Ltd	380,100	3,086,412
CANADA - 3.2%
Energy - 1.6%
Energy Equipment & Services - 0.3%
CES Energy Solutions Corp	1,002,400	4,420,856
Oil, Gas & Consumable Fuels - 1.3%
Parkland Corp	839,771	21,155,699
TOTAL ENERGY		25,576,555

Utilities - 1.6%
Gas Utilities - 1.6%
Brookfield Infrastructure Corp (United States) (a)	695,609	26,043,601
TOTAL CANADA		51,620,156
INDIA - 1.6%
Industrials - 1.6%
Professional Services - 1.6%
WNS Holdings Ltd ADR (b)	436,800	26,435,136
PUERTO RICO - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (b)	190,748	1,049,114
Financials - 1.4%
Financial Services - 1.4%
EVERTEC Inc	659,900	22,397,006
TOTAL PUERTO RICO		23,446,120
THAILAND - 1.2%
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 1.2%
Fabrinet (b)	92,700	19,009,062
UNITED STATES - 90.9%
Consumer Discretionary - 9.4%
Diversified Consumer Services - 2.9%
Adtalem Global Education Inc (b)	48,100	5,108,220
Carriage Services Inc	293,200	11,716,272
Laureate Education Inc (b)	1,454,498	29,191,775
		46,016,267
Household Durables - 1.9%
Cavco Industries Inc (b)	14,946	7,381,082
Installed Building Products Inc	45,400	7,528,682
KB Home	65,000	3,511,950
TopBuild Corp (b)	31,700	9,375,592
Tri Pointe Homes Inc (b)	107,076	3,292,586
		31,089,892
Specialty Retail - 2.3%
Abercrombie & Fitch Co Class A (b)	89,400	6,206,148
Academy Sports & Outdoors Inc (a)	520,497	19,612,327
American Eagle Outfitters Inc (a)	275,188	2,897,730
Boot Barn Holdings Inc (b)	33,800	3,526,692
Caleres Inc (a)	303,700	4,628,388
Signet Jewelers Ltd	23,403	1,387,798
		38,259,083
Textiles, Apparel & Luxury Goods - 2.3%
Crocs Inc (b)	366,000	35,289,720
Steven Madden Ltd	116,100	2,438,100
		37,727,820
TOTAL CONSUMER DISCRETIONARY		153,093,062

Consumer Staples - 4.7%
Beverages - 0.2%
Primo Brands Corp Class A	94,848	3,098,684
Consumer Staples Distribution & Retail - 4.4%
Performance Food Group Co (b)	877,645	70,790,846
Food Products - 0.1%
Simply Good Foods Co/The (b)	59,700	2,155,767
TOTAL CONSUMER STAPLES		76,045,297

Energy - 2.9%
Energy Equipment & Services - 0.4%
Cactus Inc Class A	151,313	5,740,815
Flowco Holdings Inc Class A (a)	31,300	604,716
		6,345,531
Oil, Gas & Consumable Fuels - 2.5%
Chord Energy Corp	91,871	8,289,520
Core Natural Resources Inc	53,200	3,841,572
Gulfport Energy Corp (b)	43,900	7,572,750
Northern Oil & Gas Inc (a)	363,826	8,840,973
Ovintiv Inc	237,300	7,968,534
Sitio Royalties Corp Class A (a)	247,365	4,195,310
		40,708,659
TOTAL ENERGY		47,054,190

Financials - 22.4%
Banks - 8.5%
BankUnited Inc	432,685	14,153,126
Cadence Bank	513,383	15,021,587
Eastern Bankshares Inc	161,700	2,412,564
FNB Corp/PA	1,690,523	22,128,946
Hanmi Financial Corp	566,401	12,953,591
Old National Bancorp/IN	1,601,000	32,964,590
Webster Financial Corp	713,100	33,729,630
Wintrust Financial Corp	44,600	4,958,182
		138,322,216
Capital Markets - 1.8%
Stifel Financial Corp	343,200	29,408,808
Consumer Finance - 3.5%
FirstCash Holdings Inc	265,055	35,506,768
SLM Corp	735,545	21,264,606
		56,771,374
Financial Services - 1.5%
HA Sustainable Infrastructure Capital Inc	301,203	7,524,050
Voya Financial Inc	138,600	8,205,120
WEX Inc (b)	82,900	10,807,673
		26,536,843
Insurance - 7.1%
Assurant Inc	96,500	18,599,410
Axis Capital Holdings Ltd	183,800	17,703,616
Baldwin Insurance Group Inc/The Class A (b)	448,086	18,649,339
Primerica Inc	117,804	30,872,895
Reinsurance Group of America Inc	76,900	14,404,139
Selective Insurance Group Inc	177,500	15,483,325
		115,712,724
TOTAL FINANCIALS		366,751,965

Health Care - 7.1%
Biotechnology - 2.3%
Astria Therapeutics Inc (b)	148,979	768,732
Celldex Therapeutics Inc (a)(b)	291,400	6,069,862
CG oncology Inc (b)	70,300	1,893,882
Cytokinetics Inc (b)	294,500	12,616,380
Day One Biopharmaceuticals Inc (b)	152,000	1,182,560
Disc Medicine Inc (b)	31,700	1,566,614
Janux Therapeutics Inc (b)	1,600	53,120
Nurix Therapeutics Inc (b)	93,000	1,072,290
Perspective Therapeutics Inc (b)	176,800	433,160
Soleno Therapeutics Inc (b)	40,600	3,039,316
Travere Therapeutics Inc (b)	115,300	2,399,393
Upstream Bio Inc	64,100	593,566
Vaxcyte Inc (b)	134,210	4,810,086
Viridian Therapeutics Inc (b)	51,968	704,166
		37,203,127
Health Care Equipment & Supplies - 1.9%
Haemonetics Corp (b)	185,328	11,679,371
Lantheus Holdings Inc (a)(b)	180,700	18,854,238
		30,533,609
Health Care Providers & Services - 2.4%
Addus HomeCare Corp (b)	37,760	3,947,808
BrightSpring Health Services Inc (b)	273,900	4,801,467
Ensign Group Inc/The	78,800	10,164,412
Pennant Group Inc/The (b)	206,441	5,289,018
Tenet Healthcare Corp (b)	107,983	15,436,170
		39,638,875
Pharmaceuticals - 0.5%
Elanco Animal Health Inc (b)	869,400	8,241,912
Enliven Therapeutics Inc (b)	2,949	55,854
		8,297,766
TOTAL HEALTH CARE		115,673,377

Industrials - 24.4%
Aerospace & Defense - 1.3%
V2X Inc (b)	411,126	20,457,630
Building Products - 2.9%
AZZ Inc	58,756	5,097,670
Gibraltar Industries Inc (b)	219,701	11,633,168
Tecnoglass Inc (a)	272,217	19,400,906
UFP Industries Inc	117,409	11,605,880
		47,737,624
Commercial Services & Supplies - 3.1%
Brady Corp Class A	332,275	23,355,610
Brink's Co/The	300,759	26,839,733
		50,195,343
Construction & Engineering - 2.1%
IES Holdings Inc (a)(b)	155,861	30,654,741
Valmont Industries Inc	13,486	3,954,365
		34,609,106
Ground Transportation - 0.3%
ArcBest Corp	58,758	3,438,518
Proficient Auto Logistics Inc (b)	51,744	429,993
Universal Logistics Holdings Inc	41,700	906,558
		4,775,069
Machinery - 2.2%
Blue Bird Corp (b)	37,900	1,321,573
Gates Industrial Corp PLC (b)	333,513	6,310,066
Hillman Solutions Corp Class A (b)	160,300	1,120,497
JBT Marel Corp	43,700	4,599,862
Mueller Industries Inc	159,700	11,747,532
Mueller Water Products Inc Class A1	122,000	3,201,280
REV Group Inc	204,864	6,699,053
Timken Co/The	24,600	1,580,550
		36,580,413
Professional Services - 10.6%
Cbiz Inc (b)	118,965	8,101,517
ExlService Holdings Inc (b)	400,200	19,401,696
Genpact Ltd	1,675,984	84,234,956
KBR Inc	388,119	20,496,564
Kforce Inc	223,265	8,528,723
Maximus Inc	495,166	33,156,315
		173,919,771
Trading Companies & Distributors - 1.9%
DXP Enterprises Inc/TX (b)	79,557	7,037,612
GMS Inc (b)	258,539	18,940,567
Rush Enterprises Inc Class A	92,609	4,722,133
		30,700,312
TOTAL INDUSTRIALS		398,975,268

Information Technology - 15.6%
Communications Equipment - 2.4%
Ciena Corp (b)	61,093	4,103,006
Lumentum Holdings Inc (b)	602,527	35,573,194
		39,676,200
Electronic Equipment, Instruments & Components - 7.2%
Belden Inc	134,200	13,837,362
ePlus Inc (b)	173,720	10,833,179
Insight Enterprises Inc (a)(b)	360,169	49,804,170
Napco Security Technologies Inc	103,300	2,360,405
PAR Technology Corp (b)	28,800	1,681,920
Sanmina Corp (b)	274,576	21,084,691
TD SYNNEX Corp	165,700	18,359,560
		117,961,287
IT Services - 2.6%
ASGN Inc (b)	590,080	29,728,230
Kyndryl Holdings Inc (b)	382,900	12,413,618
		42,141,848
Semiconductors & Semiconductor Equipment - 1.2%
Aehr Test Systems (a)(b)	133,800	1,141,314
Diodes Inc (b)	224,202	8,609,357
Penguin Solutions Inc (b)	565,834	9,658,786
		19,409,457
Software - 2.2%
Core Scientific Inc (a)(b)	227,600	1,843,560
Intapp Inc (b)	36,700	1,991,342
Olo Inc Class A (b)	322,194	1,997,603
SPS Commerce Inc (b)	57,800	8,294,878
Tenable Holdings Inc (b)	270,854	8,280,007
Varonis Systems Inc (b)	93,000	3,984,120
Weave Communications Inc (b)	700,685	7,427,261
Workiva Inc Class A (b)	34,800	2,619,396
		36,438,167
TOTAL INFORMATION TECHNOLOGY		255,626,959

Materials - 3.5%
Chemicals - 0.7%
Hawkins Inc	17,956	2,186,682
Minerals Technologies Inc	182,700	9,425,493
		11,612,175
Construction Materials - 1.2%
Eagle Materials Inc	70,500	15,960,495
Knife River Corp (b)	44,900	4,192,762
		20,153,257
Metals & Mining - 1.0%
ATI Inc (b)	156,253	8,497,038
Carpenter Technology Corp	32,000	6,259,520
Constellium SE (b)	92,200	932,142
		15,688,700
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp	113,300	9,778,923
TOTAL MATERIALS		57,233,055

Real Estate - 0.5%
Specialized REITs - 0.5%
Outfront Media Inc	576,145	8,717,074
Utilities - 0.4%
Gas Utilities - 0.4%
UGI Corp	200,300	6,567,837
TOTAL UNITED STATES		1,485,738,084
TOTAL COMMON STOCKS (Cost $1,609,673,855)		1,609,334,970

Money Market Funds - 4.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	24,412,518	24,417,400
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	48,814,461	48,819,342
TOTAL MONEY MARKET FUNDS (Cost $73,236,742)			73,236,742

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $1,682,910,597)	1,682,571,712
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(48,263,635)
NET ASSETS - 100.0%	1,634,308,077

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	23,535,650	727,481,042	726,599,352	2,706,299	60	-	24,417,400	24,412,518	0.0%
Fidelity Securities Lending Cash Central Fund	57,595,332	539,708,548	548,484,538	84,605	-	-	48,819,342	48,814,461	0.2%
Total	81,130,982	1,267,189,590	1,275,083,890	2,790,904	60	-	73,236,742

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,049,114	1,049,114	-	-
Consumer Discretionary	156,179,474	156,179,474	-	-
Consumer Staples	76,045,297	76,045,297	-	-
Energy	72,630,745	72,630,745	-	-
Financials	389,148,971	389,148,971	-	-
Health Care	115,673,377	115,673,377	-	-
Industrials	425,410,404	425,410,404	-	-
Information Technology	274,636,021	274,636,021	-	-
Materials	57,233,055	57,233,055	-	-
Real Estate	8,717,074	8,717,074	-	-
Utilities	32,611,438	32,611,438	-	-

Money Market Funds	73,236,742	73,236,742	-	-
Total Investments in Securities:	1,682,571,712	1,682,571,712	-	-
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2025
Assets
Investment in securities, at value (including securities loaned of $47,578,504) - See accompanying schedule:
Unaffiliated issuers (cost $1,609,673,855)	$1,609,334,970
Fidelity Central Funds (cost $73,236,742)	73,236,742

Total Investment in Securities (cost $1,682,910,597)		$1,682,571,712
Foreign currency held at value (cost $1)		1
Receivable for investments sold		12,008,424
Receivable for fund shares sold		298,758
Dividends receivable		590,627
Distributions receivable from Fidelity Central Funds		191,768
Total assets		1,695,661,290
Liabilities
Payable for investments purchased	$6,640,822
Payable for fund shares redeemed	5,883,441
Other payables and accrued expenses	14,577
Collateral on securities loaned	48,814,373
Total liabilities		61,353,213
Net Assets		$1,634,308,077
Net Assets consist of:
Paid in capital		$1,606,512,655
Total accumulated earnings (loss)		27,795,422
Net Assets		$1,634,308,077
Net Asset Value, offering price and redemption price per share ($1,634,308,077 ÷ 163,142,455 shares)		$10.02
Statement of Operations
Year ended April 30, 2025
Investment Income
Dividends		$13,703,080
Income from Fidelity Central Funds (including $84,605 from security lending)		2,790,904
Total income		16,493,984
Expenses
Custodian fees and expenses	$44,614
Independent trustees' fees and expenses	6,122
Miscellaneous	36
Total expenses before reductions	50,772
Expense reductions	(2,623)
Total expenses after reductions		48,149
Net Investment income (loss)		16,445,835
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	86,491,550
Fidelity Central Funds	60
Foreign currency transactions	12,146
Total net realized gain (loss)		86,503,756
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(216,989,924)
Assets and liabilities in foreign currencies	34,086
Total change in net unrealized appreciation (depreciation)		(216,955,838)
Net gain (loss)		(130,452,082)
Net increase (decrease) in net assets resulting from operations		$(114,006,247)
Statement of Changes in Net Assets

	Year ended April 30, 2025	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,445,835	$15,393,389
Net realized gain (loss)	86,503,756	101,327,293
Change in net unrealized appreciation (depreciation)	(216,955,838)	90,012,819
Net increase (decrease) in net assets resulting from operations	(114,006,247)	206,733,501
Distributions to shareholders	(140,023,638)	(36,352,612)

Share transactions
Proceeds from sales of shares	849,535,221	210,055,809
Reinvestment of distributions	140,023,638	36,352,612
Cost of shares redeemed	(350,995,254)	(316,218,152)

Net increase (decrease) in net assets resulting from share transactions	638,563,605	(69,809,731)
Total increase (decrease) in net assets	384,533,720	100,571,158

Net Assets
Beginning of period	1,249,774,357	1,149,203,199
End of period	$1,634,308,077	$1,249,774,357

Other Information
Shares
Sold	74,809,976	18,967,947
Issued in reinvestment of distributions	12,499,751	3,323,219
Redeemed	(30,713,924)	(28,130,153)
Net increase (decrease)	56,595,803	(5,838,987)

Financial Highlights
Fidelity® Series Small Cap Discovery Fund

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.73	$10.23	$12.49	$15.20	$8.73
Income from Investment Operations
Net investment income (loss) A,B	.12	.14	.14	.14	.12
Net realized and unrealized gain (loss)	(.66)	1.70	(.34)	(.33)	6.68
Total from investment operations	(.54)	1.84	(.20)	(.19)	6.80
Distributions from net investment income	(.12)	(.13)	(.15)	(.14)	(.12)
Distributions from net realized gain	(1.05)	(.21)	(1.92)	(2.38)	(.21)
Total distributions	(1.17)	(.34)	(2.06) C	(2.52)	(.33)
Net asset value, end of period	$10.02	$11.73	$10.23	$12.49	$15.20
Total Return D	(5.38) %	18.22%	(1.01)%	(2.37)%	78.91%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions, if any G	-%	-%	-%	-%	-%
Net investment income (loss)	1.09%	1.30%	1.31%	1.01%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$1,634,308	$1,249,774	$1,149,203	$1,295,339	$1,510,555
Portfolio turnover rate H	80%	50%	31%	25%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended April 30, 2025

1. Organization.
Fidelity Series Small Cap Discovery Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund+	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$180,759,431
Gross unrealized depreciation	(182,977,561)
Net unrealized appreciation (depreciation)	$(2,218,130)
Tax Cost	$1,684,789,842

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$4,792,675
Undistributed long-term capital gain	$25,213,120
Net unrealized appreciation (depreciation) on securities and other investments	$(2,210,375)

The tax character of distributions paid was as follows:

	April 30, 2025	April 30, 2024
Ordinary Income	$54,223,264	$13,766,701
Long-term Capital Gains	85,800,374	22,585,911
Total	$140,023,638	$36,352,612

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Small Cap Discovery Fund	1,714,952,887	1,167,119,880
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Small Cap Discovery Fund	28,904

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Small Cap Discovery Fund	183,948,830	81,414,005	15,956,383
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Small Cap Discovery Fund	9,351	203	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,623.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity Series Small Cap Discovery Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series Small Cap Discovery Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30,2025,  $87,390,093, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $2,443,823 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 6% and 60% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 6.37% and 74.32% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.01% and 1.57% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.968029.111
XS4-ANN-0625
Fidelity® Small Cap Stock K6 Fund

Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Small Cap Stock K6 Fund
Schedule of Investments April 30, 2025
Showing Percentage of Net Assets
Common Stocks - 95.9%
	Shares	Value ($)
CANADA - 3.3%
Consumer Staples - 0.9%
Food Products - 0.9%
Lassonde Industries Inc Class A	718	107,945
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
South Bow Corp	1,301	32,133
Health Care - 0.2%
Biotechnology - 0.2%
Xenon Pharmaceuticals Inc (a)	501	19,138
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.5%
Kraken Robotics Inc (a)	31,444	56,109
Software - 0.5%
Lumine Group Inc Subordinate Voting Shares (a)(b)	1,977	63,917
TOTAL INFORMATION TECHNOLOGY		120,026

Utilities - 0.9%
Gas Utilities - 0.9%
Brookfield Infrastructure Corp (United States)	2,801	104,869
TOTAL CANADA		384,111
INDIA - 1.3%
Industrials - 1.3%
Professional Services - 1.3%
WNS Holdings Ltd ADR (a)	2,505	151,603
ISRAEL - 1.3%
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.2%
Next Vision Stabilized Systems Ltd	1,191	31,288
Software - 1.1%
Cellebrite DI Ltd (a)	6,454	127,725
TOTAL ISRAEL		159,013
JAPAN - 0.5%
Industrials - 0.5%
Professional Services - 0.5%
BayCurrent Inc	1,210	65,199
NETHERLANDS - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Merus NV (a)	371	16,883
PUERTO RICO - 1.1%
Financials - 1.1%
Financial Services - 1.1%
EVERTEC Inc	4,079	138,441
SWEDEN - 0.3%
Consumer Discretionary - 0.3%
Leisure Products - 0.3%
Asmodee Group AB B Shares	3,300	36,361
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Silicon Motion Technology Corp ADR	1,331	65,885
THAILAND - 1.2%
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 1.2%
Fabrinet (a)	693	142,107
UNITED STATES - 86.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
GCI Liberty Inc Class A (a)(c)	6,792	0
Consumer Discretionary - 11.9%
Diversified Consumer Services - 4.3%
Grand Canyon Education Inc (a)	1,564	278,971
Laureate Education Inc (a)	12,148	243,810
		522,781
Household Durables - 1.8%
Installed Building Products Inc (d)	862	142,945
KB Home	432	23,341
Tri Pointe Homes Inc (a)	1,778	54,674
		220,960
Leisure Products - 0.9%
YETI Holdings Inc (a)	3,585	102,351
Specialty Retail - 2.9%
Abercrombie & Fitch Co Class A (a)	1,160	80,527
Boot Barn Holdings Inc (a)	1,601	167,049
Gap Inc/The	2,890	63,291
Murphy USA Inc	81	40,384
		351,251
Textiles, Apparel & Luxury Goods - 2.0%
Crocs Inc (a)	1,940	187,055
Steven Madden Ltd (d)	2,357	49,497
		236,552
TOTAL CONSUMER DISCRETIONARY		1,433,895

Consumer Staples - 3.9%
Consumer Staples Distribution & Retail - 3.1%
Performance Food Group Co (a)	4,529	365,309
Tobacco - 0.8%
Turning Point Brands Inc	1,654	101,523
TOTAL CONSUMER STAPLES		466,832

Energy - 4.2%
Energy Equipment & Services - 1.6%
Cactus Inc Class A	2,033	77,132
Kodiak Gas Services Inc	3,323	113,015
		190,147
Oil, Gas & Consumable Fuels - 2.6%
Core Natural Resources Inc (d)	2,123	153,302
Gulfport Energy Corp (a)(d)	770	132,825
Northern Oil & Gas Inc (d)	1,139	27,678
		313,805
TOTAL ENERGY		503,952

Financials - 20.6%
Banks - 8.6%
Connectone Bancorp Inc	3,594	80,973
CVB Financial Corp	3,000	55,620
Eastern Bankshares Inc	10,202	152,214
FNB Corp/PA	4,500	58,905
Old National Bancorp/IN	7,266	149,607
SouthState Corp	2,101	182,325
Synovus Financial Corp	2,343	101,499
Webster Financial Corp	2,680	126,764
Western Alliance Bancorp	1,800	125,478
		1,033,385
Capital Markets - 3.5%
MarketAxess Holdings Inc	759	168,187
Perella Weinberg Partners Class A	3,595	61,726
Piper Sandler Cos	260	62,691
Stifel Financial Corp	1,484	127,164
		419,768
Consumer Finance - 2.6%
FirstCash Holdings Inc	2,323	311,189
Insurance - 5.9%
Baldwin Insurance Group Inc/The Class A (a)(d)	7,705	320,682
Primerica Inc	846	221,711
Selective Insurance Group Inc	1,982	172,890
		715,283
TOTAL FINANCIALS		2,479,625

Health Care - 11.2%
Biotechnology - 4.3%
ADMA Biologics Inc (a)	2,799	66,616
Catalyst Pharmaceuticals Inc (a)	2,501	60,749
Celldex Therapeutics Inc (a)	1,073	22,351
Cogent Biosciences Inc (a)	2,307	12,019
Crinetics Pharmaceuticals Inc (a)	1,140	38,065
Dianthus Therapeutics Inc (a)	802	17,524
Halozyme Therapeutics Inc (a)	1,797	110,372
Immunovant Inc (a)(d)	1,383	22,335
MoonLake Immunotherapeutics Class A (a)	414	17,421
Nurix Therapeutics Inc (a)	950	10,953
Nuvalent Inc Class A (a)	591	45,359
Spyre Therapeutics Inc (a)	741	11,285
Upstream Bio Inc	1,518	14,057
Vaxcyte Inc (a)	971	34,801
Viking Therapeutics Inc (a)(d)	419	12,097
Viridian Therapeutics Inc (a)	1,341	18,171
		514,175
Health Care Equipment & Supplies - 3.4%
Artivion Inc (a)	1,541	36,506
Ceribell Inc	2,267	36,476
Lantheus Holdings Inc (a)	200	20,868
Masimo Corp (a)	387	62,292
Merit Medical Systems Inc (a)	1,036	97,850
Penumbra Inc (a)	194	56,811
TransMedics Group Inc (a)(d)	1,093	100,567
		411,370
Health Care Providers & Services - 3.3%
BrightSpring Health Services Inc (a)	2,814	49,329
Chemed Corp	328	190,736
Ensign Group Inc/The	867	111,834
GeneDx Holdings Corp Class A (a)	600	40,110
		392,009
Pharmaceuticals - 0.2%
Enliven Therapeutics Inc (a)	1,186	22,463
Structure Therapeutics Inc ADR (a)	466	12,582
		35,045
TOTAL HEALTH CARE		1,352,599

Industrials - 16.3%
Aerospace & Defense - 2.9%
Cadre Holdings Inc	3,638	106,048
Leonardo DRS Inc (d)	2,234	82,569
V2X Inc (a)	3,190	158,734
		347,351
Building Products - 1.2%
Tecnoglass Inc	1,355	96,571
UFP Industries Inc	481	47,547
		144,118
Commercial Services & Supplies - 0.3%
Pursuit Attractions and Hospitality Inc (a)	1,344	39,366
Construction & Engineering - 3.7%
Centuri Holdings Inc (a)(d)	4,907	88,130
Construction Partners Inc Class A (a)	1,603	131,670
IES Holdings Inc (a)(d)	1,171	230,312
		450,112
Ground Transportation - 1.0%
ArcBest Corp	1,000	58,520
Knight-Swift Transportation Holdings Inc	1,100	43,087
Ryder System Inc	112	15,419
		117,026
Machinery - 1.5%
Chart Industries Inc (a)	685	92,461
Mueller Industries Inc	244	17,949
REV Group Inc	2,063	67,460
		177,870
Professional Services - 5.5%
Cbiz Inc (a)	2,599	176,992
ExlService Holdings Inc (a)	2,209	107,092
Genpact Ltd	5,460	274,420
KBR Inc	1,200	63,372
UL Solutions Inc Class A (d)	789	45,123
		666,999
Trading Companies & Distributors - 0.2%
Custom Truck One Source Inc Class A (a)(d)	4,700	18,940
TOTAL INDUSTRIALS		1,961,782

Information Technology - 9.5%
Communications Equipment - 2.7%
Ciena Corp (a)	917	61,586
Lumentum Holdings Inc (a)(d)	4,437	261,960
		323,546
Electronic Equipment, Instruments & Components - 4.5%
Insight Enterprises Inc (a)	963	133,164
PAR Technology Corp (a)	937	54,721
Sanmina Corp (a)	1,242	95,373
TD SYNNEX Corp	2,349	260,269
		543,527
IT Services - 0.5%
ASGN Inc (a)	1,200	60,456
Semiconductors & Semiconductor Equipment - 0.8%
Penguin Solutions Inc (a)(d)	5,570	95,080
Software - 1.0%
Olo Inc Class A (a)	3,849	23,864
Tenable Holdings Inc (a)	700	21,398
Weave Communications Inc (a)	7,506	79,564
		124,826
TOTAL INFORMATION TECHNOLOGY		1,147,435

Materials - 4.6%
Chemicals - 2.1%
Element Solutions Inc	4,800	97,968
Hawkins Inc	777	94,623
Perimeter Solutions Inc	5,800	58,754
		251,345
Construction Materials - 1.1%
Eagle Materials Inc	559	126,552
Metals & Mining - 1.4%
Carpenter Technology Corp	884	172,919
TOTAL MATERIALS		550,816

Real Estate - 2.8%
Health Care REITs - 0.5%
CareTrust REIT Inc	1,972	57,720
Industrial REITs - 0.5%
Terreno Realty Corp	1,119	63,033
Retail REITs - 1.3%
Acadia Realty Trust	4,968	94,890
Tanger Inc	1,972	62,138
		157,028
Specialized REITs - 0.5%
Four Corners Property Trust Inc	2,014	56,291
TOTAL REAL ESTATE		334,072

Utilities - 1.3%
Electric Utilities - 0.4%
TXNM Energy Inc	817	43,464
Gas Utilities - 0.9%
Southwest Gas Holdings Inc	1,485	107,232
TOTAL UTILITIES		150,696

TOTAL UNITED STATES		10,381,704
TOTAL COMMON STOCKS (Cost $9,667,641)		11,541,307

Domestic Equity Funds - 1.9%
	Shares	Value ($)
iShares Russell 2000 ETF (d) (Cost $223,768)	1,200	233,832

Money Market Funds - 13.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.33	213,901	213,944
Fidelity Securities Lending Cash Central Fund (e)(f)	4.33	1,438,946	1,439,089
TOTAL MONEY MARKET FUNDS (Cost $1,653,033)			1,653,033

TOTAL INVESTMENT IN SECURITIES - 111.5% (Cost $11,544,442)	13,428,172
NET OTHER ASSETS (LIABILITIES) - (11.5)%	(1,387,693)
NET ASSETS - 100.0%	12,040,479

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $63,917 or 0.5% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	278,975	13,381,814	13,446,845	9,586	-	-	213,944	213,901	0.0%
Fidelity Securities Lending Cash Central Fund	260,839	25,968,871	24,790,621	3,464	-	-	1,439,089	1,438,946	0.0%
Total	539,814	39,350,685	38,237,466	13,050	-	-	1,653,033

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	-	-	-	-
Consumer Discretionary	1,470,256	1,470,256	-	-
Consumer Staples	574,777	574,777	-	-
Energy	536,085	536,085	-	-
Financials	2,618,066	2,618,066	-	-
Health Care	1,388,620	1,388,620	-	-
Industrials	2,178,584	2,113,385	65,199	-
Information Technology	1,634,466	1,634,466	-	-
Materials	550,816	550,816	-	-
Real Estate	334,072	334,072	-	-
Utilities	255,565	255,565	-	-

Domestic Equity Funds	233,832	233,832	-	-

Money Market Funds	1,653,033	1,653,033	-	-
Total Investments in Securities:	13,428,172	13,362,973	65,199	-
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2025
Assets
Investment in securities, at value (including securities loaned of $1,387,125) - See accompanying schedule:
Unaffiliated issuers (cost $9,891,409)	$11,775,139
Fidelity Central Funds (cost $1,653,033)	1,653,033

Total Investment in Securities (cost $11,544,442)		$13,428,172
Cash		46,764
Foreign currency held at value (cost $1)		1
Receivable for investments sold		148,415
Receivable for fund shares sold		195
Dividends receivable		1,424
Reclaims receivable		9,183
Distributions receivable from Fidelity Central Funds		1,477
Total assets		13,635,631
Liabilities
Payable for investments purchased	$147,353
Payable for fund shares redeemed	1,833
Accrued management fee	6,604
Other payables and accrued expenses	462
Collateral on securities loaned	1,438,900
Total liabilities		1,595,152
Net Assets		$12,040,479
Net Assets consist of:
Paid in capital		$8,983,894
Total accumulated earnings (loss)		3,056,585
Net Assets		$12,040,479
Net Asset Value, offering price and redemption price per share ($12,040,479 ÷ 2,078,514 shares)		$5.79
Statement of Operations
Year ended April 30, 2025
Investment Income
Dividends		$324,724
Income from Fidelity Central Funds (including $3,464 from security lending)		13,050
Total income		337,774
Expenses
Management fee	$228,919
Independent trustees' fees and expenses	187
Legal	120
Interest	1,985
Miscellaneous	802
Total expenses before reductions	232,013
Expense reductions	(68)
Total expenses after reductions		231,945
Net Investment income (loss)		105,829
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	11,817,052
Foreign currency transactions	1,539
Total net realized gain (loss)		11,818,591
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(4,016,298)
Assets and liabilities in foreign currencies	437
Total change in net unrealized appreciation (depreciation)		(4,015,861)
Net gain (loss)		7,802,730
Net increase (decrease) in net assets resulting from operations		$7,908,559
Statement of Changes in Net Assets

	Year ended April 30, 2025	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$105,829	$186,711
Net realized gain (loss)	11,818,591	4,179,156
Change in net unrealized appreciation (depreciation)	(4,015,861)	3,539,145
Net increase (decrease) in net assets resulting from operations	7,908,559	7,905,012
Distributions to shareholders	(11,262,163)	(101,525)

Share transactions
Proceeds from sales of shares	4,334,813	9,880,273
Reinvestment of distributions	11,262,163	101,525
Cost of shares redeemed	(59,052,178)	(23,193,209)

Net increase (decrease) in net assets resulting from share transactions	(43,455,202)	(13,211,411)
Total increase (decrease) in net assets	(46,808,806)	(5,407,924)

Net Assets
Beginning of period	58,849,285	64,257,209
End of period	$12,040,479	$58,849,285

Other Information
Shares
Sold	414,459	924,996
Issued in reinvestment of distributions	1,670,849	9,830
Redeemed	(5,314,633)	(2,216,408)
Net increase (decrease)	(3,229,325)	(1,281,582)

Financial Highlights
Fidelity® Small Cap Stock K6 Fund

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.09	$9.75	$10.94	$15.61	$9.24
Income from Investment Operations
Net investment income (loss) A,B	.03	.03	.02	.05	.03
Net realized and unrealized gain (loss)	1.23	1.33	(.28)	(1.54)	6.38
Total from investment operations	1.26	1.36	(.26)	(1.49)	6.41
Distributions from net investment income	(.10)	(.02)	-	(.06)	(.04)
Distributions from net realized gain	(6.46)	-	(.93)	(3.13)	-
Total distributions	(6.56)	(.02)	(.93)	(3.18) C	(.04)
Net asset value, end of period	$5.79	$11.09	$9.75	$10.94	$15.61
Total Return D	5.48%	13.94%	(2.39)%	(12.54)%	69.44%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.60%	.60%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.60%	.60%	.60%	.60%	.60%
Expenses net of all reductions, if any	.60%	.60%	.60%	.60%	.56%
Net investment income (loss)	.27%	.31%	.16%	.35%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$12,040	$58,849	$64,257	$57,173	$75,872
Portfolio turnover rate G	133 % H	96%	78% H	148% H	136% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended April 30, 2025

1. Organization.
Fidelity Small Cap Stock K6 Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,083,884
Gross unrealized depreciation	(523,194)
Net unrealized appreciation (depreciation)	$1,560,690
Tax Cost	$11,867,482

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$1,560,365
Net unrealized appreciation (depreciation) on securities and other investments	$1,560,209

The Fund intends to elect to defer to its next fiscal year $63,992 of capital losses recognized during the period November 1, 2024 to April 30, 2025.

The tax character of distributions paid was as follows:

	April 30, 2025	April 30, 2024
Ordinary Income	$4,830,166	$101,525
Long-term Capital Gains	6,431,997	-
Total	$11,262,163	$101,525

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Stock K6 Fund	50,065,257	104,366,541

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Small Cap Stock K6 Fund	19,812	114,313
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Small Cap Stock K6 Fund	2,535

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Small Cap Stock K6 Fund	Borrower	1,577,000	5.08%	1,112

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Stock K6 Fund	2,586,375	14,456,151	1,586,273
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Small Cap Stock K6 Fund	347	249	-
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Small Cap Stock K6 Fund	2,949,500	5.33%	873
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $68.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity Small Cap Stock K6 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Small Cap Stock K6 Fund (the "Fund"), a fund of Fidelity Concord Street Trust including the schedule of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2025, $7,039,631, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $6,438 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 99% and 4% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 98.91% and 5.93% of the dividends distributed in June and December, respectively, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.01% and 0.39% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9883975.107
SLCXK6-ANN-0625
Fidelity® Small Cap Discovery Fund

Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Small Cap Discovery Fund
Schedule of Investments April 30, 2025
Showing Percentage of Net Assets
Common Stocks - 95.7%
	Shares	Value ($)
BAILIWICK OF GUERNSEY - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Super Group SGHC Ltd	434,900	3,531,388
CANADA - 3.3%
Energy - 1.7%
Energy Equipment & Services - 0.2%
CES Energy Solutions Corp	1,176,800	5,190,007
Oil, Gas & Consumable Fuels - 1.5%
Parkland Corp	1,234,800	31,107,358
TOTAL ENERGY		36,297,365

Utilities - 1.6%
Gas Utilities - 1.6%
Brookfield Infrastructure Corp (United States)	896,563	33,567,319
TOTAL CANADA		69,864,684
INDIA - 1.7%
Industrials - 1.7%
Professional Services - 1.7%
WNS Holdings Ltd ADR (a)	596,141	36,078,453
PUERTO RICO - 1.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (a)	185,957	1,022,764
Financials - 1.6%
Financial Services - 1.6%
EVERTEC Inc	936,113	31,771,675
TOTAL PUERTO RICO		32,794,439
THAILAND - 1.1%
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 1.1%
Fabrinet (a)	117,800	24,156,068
UNITED STATES - 87.8%
Consumer Discretionary - 10.1%
Diversified Consumer Services - 4.0%
Adtalem Global Education Inc (a)	65,282	6,932,948
Carriage Services Inc	378,969	15,143,601
Laureate Education Inc (a)	3,087,103	61,958,158
		84,034,707
Household Durables - 1.7%
Cavco Industries Inc (a)	18,963	9,364,878
Installed Building Products Inc	52,014	8,625,482
KB Home	77,000	4,160,310
TopBuild Corp (a)	36,500	10,795,240
Tri Pointe Homes Inc (a)	128,793	3,960,384
		36,906,294
Specialty Retail - 2.3%
Abercrombie & Fitch Co Class A (a)	115,300	8,004,126
Academy Sports & Outdoors Inc (b)	693,596	26,134,698
American Eagle Outfitters Inc	313,397	3,300,070
Boot Barn Holdings Inc (a)	39,018	4,071,138
Caleres Inc (b)	346,600	5,282,184
Signet Jewelers Ltd	29,900	1,773,070
		48,565,286
Textiles, Apparel & Luxury Goods - 2.1%
Crocs Inc (a)	422,232	40,711,609
Steven Madden Ltd	142,000	2,982,000
		43,693,609
TOTAL CONSUMER DISCRETIONARY		213,199,896

Consumer Staples - 4.3%
Beverages - 0.2%
Primo Brands Corp Class A	109,412	3,574,490
Consumer Staples Distribution & Retail - 4.0%
Performance Food Group Co (a)	1,054,305	85,040,241
Food Products - 0.1%
Simply Good Foods Co/The (a)	74,500	2,690,195
TOTAL CONSUMER STAPLES		91,304,926

Energy - 2.6%
Energy Equipment & Services - 0.3%
Cactus Inc Class A	174,924	6,636,617
Flowco Holdings Inc Class A (b)	30,200	583,463
		7,220,080
Oil, Gas & Consumable Fuels - 2.3%
Chord Energy Corp	105,900	9,555,357
Core Natural Resources Inc	60,600	4,375,926
Gulfport Energy Corp (a)	50,300	8,676,750
Northern Oil & Gas Inc (b)	419,283	10,188,577
Ovintiv Inc	273,800	9,194,204
Sitio Royalties Corp Class A	365,380	6,196,845
		48,187,659
TOTAL ENERGY		55,407,739

Financials - 22.0%
Banks - 8.6%
BankUnited Inc	552,137	18,060,401
Cadence Bank	791,196	23,150,395
Eastern Bankshares Inc	204,500	3,051,140
FNB Corp/PA	2,138,241	27,989,575
Hanmi Financial Corp	710,422	16,247,351
Old National Bancorp/IN	2,046,400	42,135,376
Webster Financial Corp	912,004	43,137,789
Wintrust Financial Corp	56,439	6,274,324
		180,046,351
Capital Markets - 1.8%
Stifel Financial Corp	437,700	37,506,513
Consumer Finance - 3.3%
FirstCash Holdings Inc	319,902	42,854,072
SLM Corp	895,500	25,888,905
		68,742,977
Financial Services - 1.5%
HA Sustainable Infrastructure Capital Inc	346,110	8,645,828
Voya Financial Inc	176,700	10,460,640
WEX Inc (a)(b)	95,700	12,476,409
		31,582,877
Insurance - 6.8%
Assurant Inc	111,340	21,459,672
Axis Capital Holdings Ltd	240,100	23,126,432
Baldwin Insurance Group Inc/The Class A (a)	516,909	21,513,753
Primerica Inc	164,305	43,059,411
Reinsurance Group of America Inc	88,700	16,614,397
Selective Insurance Group Inc	204,763	17,861,476
		143,635,141
TOTAL FINANCIALS		461,513,859

Health Care - 6.3%
Biotechnology - 2.1%
Astria Therapeutics Inc (a)	190,315	982,025
Celldex Therapeutics Inc (a)	332,684	6,929,808
CG oncology Inc (a)	79,700	2,147,118
Cytokinetics Inc (a)	339,700	14,552,748
Day One Biopharmaceuticals Inc (a)	160,700	1,250,246
Disc Medicine Inc (a)	35,100	1,734,642
Janux Therapeutics Inc (a)	2,400	79,680
Nurix Therapeutics Inc (a)	110,100	1,269,453
Perspective Therapeutics Inc (a)	205,266	502,902
Soleno Therapeutics Inc (a)	51,900	3,885,234
Travere Therapeutics Inc (a)	136,800	2,846,808
Upstream Bio Inc	66,400	614,864
Vaxcyte Inc (a)	154,800	5,548,032
Viridian Therapeutics Inc (a)	77,000	1,043,350
		43,386,910
Health Care Equipment & Supplies - 1.8%
Haemonetics Corp (a)	213,801	13,473,739
Lantheus Holdings Inc (a)(b)	231,300	24,133,842
		37,607,581
Health Care Providers & Services - 2.0%
Addus HomeCare Corp (a)	45,232	4,729,006
BrightSpring Health Services Inc (a)	51,142	896,519
Ensign Group Inc/The	90,876	11,722,095
Pennant Group Inc/The (a)	234,977	6,020,111
Tenet Healthcare Corp (a)	124,600	17,811,570
		41,179,301
Pharmaceuticals - 0.4%
Elanco Animal Health Inc (a)	1,138,000	10,788,240
Enliven Therapeutics Inc (a)	4,200	79,548
		10,867,788
TOTAL HEALTH CARE		133,041,580

Industrials - 23.6%
Aerospace & Defense - 1.1%
V2X Inc (a)	474,228	23,597,585
Building Products - 2.7%
AZZ Inc	72,734	6,310,402
Gibraltar Industries Inc (a)	270,457	14,320,698
Tecnoglass Inc (b)	314,086	22,384,909
UFP Industries Inc	135,252	13,369,660
		56,385,669
Commercial Services & Supplies - 3.0%
Brady Corp Class A	394,511	27,730,178
Brink's Co/The	384,549	34,317,153
		62,047,331
Construction & Engineering - 2.0%
IES Holdings Inc (a)	193,085	37,975,958
Valmont Industries Inc	15,300	4,486,266
		42,462,224
Ground Transportation - 0.3%
ArcBest Corp	70,669	4,135,550
Proficient Auto Logistics Inc (a)	97,716	812,020
Universal Logistics Holdings Inc	43,701	950,060
		5,897,630
Machinery - 2.1%
Blue Bird Corp (a)	55,251	1,926,602
Gates Industrial Corp PLC (a)	416,395	7,878,193
Hillman Solutions Corp Class A (a)	210,888	1,474,107
JBT Marel Corp	49,700	5,231,422
Mueller Industries Inc	184,300	13,557,109
Mueller Water Products Inc Class A1	140,796	3,694,487
REV Group Inc	288,621	9,437,907
Timken Co/The	25,400	1,631,950
		44,831,777
Professional Services - 10.7%
Cbiz Inc (a)	150,883	10,275,132
ExlService Holdings Inc (a)	508,400	24,647,232
Genpact Ltd	2,161,312	108,627,541
KBR Inc	492,933	26,031,792
Kforce Inc	434,627	16,602,751
Maximus Inc	562,608	37,672,232
		223,856,680
Trading Companies & Distributors - 1.7%
DXP Enterprises Inc/TX (a)	90,985	8,048,533
GMS Inc (a)	298,300	21,853,458
Rush Enterprises Inc Class A	104,896	5,348,647
		35,250,638
TOTAL INDUSTRIALS		494,329,534

Information Technology - 14.7%
Communications Equipment - 2.4%
Ciena Corp (a)	73,989	4,969,101
Lumentum Holdings Inc (a)	774,586	45,731,558
		50,700,659
Electronic Equipment, Instruments & Components - 6.7%
Belden Inc	154,800	15,961,428
ePlus Inc (a)	200,427	12,498,628
Insight Enterprises Inc (a)	415,494	57,454,510
Napco Security Technologies Inc	117,300	2,680,305
PAR Technology Corp (a)	32,700	1,909,680
Sanmina Corp (a)	358,509	27,529,906
TD SYNNEX Corp	205,200	22,736,160
		140,770,617
IT Services - 2.5%
ASGN Inc (a)	720,447	36,296,120
Kyndryl Holdings Inc (a)	487,700	15,811,234
		52,107,354
Semiconductors & Semiconductor Equipment - 1.1%
Aehr Test Systems (a)(b)	137,400	1,172,022
Diodes Inc (a)	258,681	9,933,350
Penguin Solutions Inc (a)(b)	652,699	11,141,572
		22,246,944
Software - 2.0%
Core Scientific Inc (a)(b)	256,600	2,078,460
Intapp Inc (a)	41,067	2,228,295
Olo Inc Class A (a)	367,686	2,279,653
SPS Commerce Inc (a)	66,300	9,514,713
Tenable Holdings Inc (a)	309,922	9,474,316
Varonis Systems Inc (a)	105,800	4,532,472
Weave Communications Inc (a)	896,498	9,502,879
Workiva Inc Class A (a)	42,400	3,191,448
		42,802,236
TOTAL INFORMATION TECHNOLOGY		308,627,810

Materials - 3.3%
Chemicals - 0.7%
Hawkins Inc	19,817	2,413,314
Minerals Technologies Inc	239,343	12,347,706
		14,761,020
Construction Materials - 1.2%
Eagle Materials Inc	81,400	18,428,146
Knife River Corp (a)	51,100	4,771,718
		23,199,864
Metals & Mining - 0.9%
ATI Inc (a)	198,400	10,788,992
Carpenter Technology Corp	37,100	7,257,131
Constellium SE (a)	183,112	1,851,262
		19,897,385
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp	130,700	11,280,717
TOTAL MATERIALS		69,138,986

Real Estate - 0.5%
Specialized REITs - 0.5%
Outfront Media Inc	661,063	10,001,883
Utilities - 0.4%
Gas Utilities - 0.4%
UGI Corp	253,044	8,297,313
TOTAL UNITED STATES		1,844,863,526
TOTAL COMMON STOCKS (Cost $1,883,647,712)		2,011,288,558

Money Market Funds - 7.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	93,253,223	93,271,874
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	60,626,636	60,632,698
TOTAL MONEY MARKET FUNDS (Cost $153,904,572)			153,904,572

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $2,037,552,284)	2,165,193,130
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(63,898,752)
NET ASSETS - 100.0%	2,101,294,378

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	111,809,220	927,159,776	945,698,017	4,569,478	895	-	93,271,874	93,253,223	0.2%
Fidelity Securities Lending Cash Central Fund	39,722,698	509,871,062	488,961,062	64,717	-	-	60,632,698	60,626,636	0.2%
Total	151,531,918	1,437,030,838	1,434,659,079	4,634,195	895	-	153,904,572

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Mattr Corp	63,930,722	-	49,246,977	-	(21,141,967)	6,458,222	-	-
Total	63,930,722	-	49,246,977	-	(21,141,967)	6,458,222	-

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,022,764	1,022,764	-	-
Consumer Discretionary	216,731,284	216,731,284	-	-
Consumer Staples	91,304,926	91,304,926	-	-
Energy	91,705,104	91,705,104	-	-
Financials	493,285,534	493,285,534	-	-
Health Care	133,041,580	133,041,580	-	-
Industrials	530,407,987	530,407,987	-	-
Information Technology	332,783,878	332,783,878	-	-
Materials	69,138,986	69,138,986	-	-
Real Estate	10,001,883	10,001,883	-	-
Utilities	41,864,632	41,864,632	-	-

Money Market Funds	153,904,572	153,904,572	-	-
Total Investments in Securities:	2,165,193,130	2,165,193,130	-	-
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2025
Assets
Investment in securities, at value (including securities loaned of $58,720,762) - See accompanying schedule:
Unaffiliated issuers (cost $1,883,647,712)	$2,011,288,558
Fidelity Central Funds (cost $153,904,572)	153,904,572

Total Investment in Securities (cost $2,037,552,284)		$2,165,193,130
Foreign currency held at value (cost $2)		2
Receivable for investments sold		14,373,674
Receivable for fund shares sold		1,105,951
Dividends receivable		872,635
Distributions receivable from Fidelity Central Funds		437,307
Prepaid expenses		764
Total assets		2,181,983,463
Liabilities
Payable for investments purchased	$16,379,527
Payable for fund shares redeemed	2,348,745
Accrued management fee	1,251,136
Other payables and accrued expenses	80,376
Collateral on securities loaned	60,629,301
Total liabilities		80,689,085
Net Assets		$2,101,294,378
Net Assets consist of:
Paid in capital		$1,911,605,718
Total accumulated earnings (loss)		189,688,660
Net Assets		$2,101,294,378
Net Asset Value, offering price and redemption price per share ($2,101,294,378 ÷ 94,746,345 shares)		$22.18
Statement of Operations
Year ended April 30, 2025
Investment Income
Dividends		$22,492,638
Income from Fidelity Central Funds (including $64,717 from security lending)		4,634,195
Total income		27,126,833
Expenses
Management fee
Basic fee	$18,620,685
Performance adjustment	2,753,658
Custodian fees and expenses	44,805
Independent trustees' fees and expenses	10,368
Registration fees	68,091
Audit fees	56,957
Legal	2,792
Interest	7,690
Miscellaneous	58,512
Total expenses before reductions	21,623,558
Expense reductions	(3,538)
Total expenses after reductions		21,620,020
Net Investment income (loss)		5,506,813
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	218,592,380
Fidelity Central Funds	895
Other affiliated issuers	(21,141,967)
Foreign currency transactions	(24,769)
Total net realized gain (loss)		197,426,539
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(308,387,915)
Affiliated issuers	6,458,222
Assets and liabilities in foreign currencies	84,551
Total change in net unrealized appreciation (depreciation)		(301,845,142)
Net gain (loss)		(104,418,603)
Net increase (decrease) in net assets resulting from operations		$(98,911,790)
Statement of Changes in Net Assets

	Year ended April 30, 2025	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,506,813	$4,299,171
Net realized gain (loss)	197,426,539	295,140,009
Change in net unrealized appreciation (depreciation)	(301,845,142)	103,525,026
Net increase (decrease) in net assets resulting from operations	(98,911,790)	402,964,206
Distributions to shareholders	(295,273,715)	(115,324,597)

Share transactions
Proceeds from sales of shares	511,958,193	503,047,090
Reinvestment of distributions	266,250,032	107,900,583
Cost of shares redeemed	(897,949,560)	(1,040,709,877)

Net increase (decrease) in net assets resulting from share transactions	(119,741,335)	(429,762,204)
Total increase (decrease) in net assets	(513,926,840)	(142,122,595)

Net Assets
Beginning of period	2,615,221,218	2,757,343,813
End of period	$2,101,294,378	$2,615,221,218

Other Information
Shares
Sold	21,275,688	19,402,492
Issued in reinvestment of distributions	10,938,899	4,239,591
Redeemed	(35,720,230)	(41,747,091)
Net increase (decrease)	(3,505,643)	(18,105,008)

Financial Highlights
Fidelity® Small Cap Discovery Fund

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$26.62	$23.70	$26.93	$29.55	$17.11
Income from Investment Operations
Net investment income (loss) A,B	.06	.04	.06	- C	.08
Net realized and unrealized gain (loss)	(1.35)	4.06	(.64)	(.74)	13.03
Total from investment operations	(1.29)	4.10	(.58)	(.74)	13.11
Distributions from net investment income	(.06)	(.03)	(.04)	(.03)	(.07) D
Distributions from net realized gain	(3.09)	(1.15)	(2.61)	(1.85)	(.60) D
Total distributions	(3.15)	(1.18)	(2.65)	(1.88)	(.67)
Net asset value, end of period	$22.18	$26.62	$23.70	$26.93	$29.55
Total Return E	(5.57) %	17.57%	(1.82)%	(2.94)%	77.54%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.91%	1.10%	1.03%	.98%	.62%
Expenses net of fee waivers, if any	.91%	1.09%	1.02%	.97%	.62%
Expenses net of all reductions, if any	.91%	1.09%	1.02%	.97%	.61%
Net investment income (loss)	.23%	.17%	.25%	.01%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$2,101,294	$2,615,221	$2,757,344	$3,223,415	$3,170,589
Portfolio turnover rate H	67%	45%	27%	26%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended April 30, 2025

1. Organization.
Fidelity Small Cap Discovery Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$312,699,281
Gross unrealized depreciation	(186,153,784)
Net unrealized appreciation (depreciation)	$126,545,497
Tax Cost	$2,038,647,633

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$432,552
Undistributed long-term capital gain	$62,686,850
Net unrealized appreciation (depreciation) on securities and other investments	$126,569,260

The tax character of distributions paid was as follows:

	April 30, 2025	April 30, 2024
Ordinary Income	$79,224,947	$ 2,717,572
Long-term Capital Gains	216,048,768	112,607,025
Total	$295,273,715	$ 115,324,597

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Discovery Fund	1,542,909,367	1,936,046,547
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.
Maximum Management Fee Rate %
Fidelity Small Cap Discovery Fund	.84

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Small Cap Discovery Fund	.78

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Small Cap Discovery Fund	Russell 2000 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .12%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Small Cap Discovery Fund	33,281

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Small Cap Discovery Fund	Borrower	13,651,000	5.07%	7,690

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Discovery Fund	116,851,720	178,390,079	33,599,606
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Small Cap Discovery Fund	3,515
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Small Cap Discovery Fund	7,227	495	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,538.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity Small Cap Discovery Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Small Cap Discovery Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2025, $197,076,260, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% and 0% of the short-term capital gain dividends distributed in June and December, respectively during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates 26% and 100% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 32.06% and 100% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.06% and 0.00% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.757239.124
SMR-ANN-0625
Fidelity® Small Cap Stock Fund

Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Small Cap Stock Fund
Schedule of Investments April 30, 2025
Showing Percentage of Net Assets
Common Stocks - 95.9%
	Shares	Value ($)
CANADA - 3.2%
Consumer Staples - 0.9%
Food Products - 0.9%
Lassonde Industries Inc Class A	61,330	9,220,409
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
South Bow Corp	113,685	2,807,902
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (a)	43,800	1,673,160
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.5%
Kraken Robotics Inc (a)	2,794,706	4,986,926
Software - 0.5%
Lumine Group Inc Subordinate Voting Shares (a)(b)	172,785	5,586,122
TOTAL INFORMATION TECHNOLOGY		10,573,048

Utilities - 0.9%
Gas Utilities - 0.9%
Brookfield Infrastructure Corp (United States) (c)	239,074	8,950,931
TOTAL CANADA		33,225,450
INDIA - 1.3%
Industrials - 1.3%
Professional Services - 1.3%
WNS Holdings Ltd ADR (a)	215,384	13,035,040
ISRAEL - 1.3%
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.2%
Next Vision Stabilized Systems Ltd	104,100	2,734,768
Software - 1.1%
Cellebrite DI Ltd (a)	564,045	11,162,451
TOTAL ISRAEL		13,897,219
JAPAN - 0.6%
Industrials - 0.6%
Professional Services - 0.6%
BayCurrent Inc	105,788	5,700,239
NETHERLANDS - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Merus NV (a)	32,396	1,474,342
PUERTO RICO - 1.1%
Financials - 1.1%
Financial Services - 1.1%
EVERTEC Inc	350,362	11,891,286
SWEDEN - 0.3%
Consumer Discretionary - 0.3%
Leisure Products - 0.3%
Asmodee Group AB B Shares	288,800	3,182,163
TAIWAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Silicon Motion Technology Corp ADR	116,433	5,763,434
THAILAND - 1.2%
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 1.2%
Fabrinet (a)	59,395	12,179,539
UNITED STATES - 86.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
GCI Liberty Inc Class A (a)(d)	112,550	1
Consumer Discretionary - 12.0%
Diversified Consumer Services - 4.4%
Grand Canyon Education Inc (a)	133,173	23,754,069
Laureate Education Inc (a)	1,059,783	21,269,845
		45,023,914
Household Durables - 1.9%
Installed Building Products Inc (c)	73,993	12,270,259
KB Home	39,796	2,150,178
Tri Pointe Homes Inc (a)	155,792	4,790,604
		19,211,041
Leisure Products - 0.7%
YETI Holdings Inc (a)	307,777	8,787,033
Specialty Retail - 3.0%
Abercrombie & Fitch Co Class A (a)	100,300	6,962,826
Boot Barn Holdings Inc (a)	137,689	14,366,470
Gap Inc/The	245,300	5,372,070
Murphy USA Inc	8,839	4,406,860
		31,108,226
Textiles, Apparel & Luxury Goods - 2.0%
Crocs Inc (a)	166,784	16,081,313
Steven Madden Ltd	206,000	4,326,000
		20,407,313
TOTAL CONSUMER DISCRETIONARY		124,537,527

Consumer Staples - 3.9%
Consumer Staples Distribution & Retail - 3.1%
Performance Food Group Co (a)	389,534	31,419,813
Tobacco - 0.8%
Turning Point Brands Inc	140,988	8,653,843
TOTAL CONSUMER STAPLES		40,073,656

Energy - 4.2%
Energy Equipment & Services - 1.6%
Cactus Inc Class A	174,182	6,608,465
Kodiak Gas Services Inc	284,377	9,671,662
		16,280,127
Oil, Gas & Consumable Fuels - 2.6%
Core Natural Resources Inc	182,588	13,184,679
Gulfport Energy Corp (a)	66,093	11,401,043
Northern Oil & Gas Inc (c)	99,567	2,419,478
		27,005,200
TOTAL ENERGY		43,285,327

Financials - 20.7%
Banks - 8.5%
Connectone Bancorp Inc	307,557	6,929,259
CVB Financial Corp	212,300	3,936,042
Eastern Bankshares Inc	879,097	13,116,127
FNB Corp/PA	387,300	5,069,757
Old National Bancorp/IN	628,665	12,944,212
SouthState Corp	181,280	15,731,479
Synovus Financial Corp	200,581	8,689,169
Webster Financial Corp	230,800	10,916,840
Western Alliance Bancorp	138,100	9,626,951
		86,959,836
Capital Markets - 3.5%
MarketAxess Holdings Inc	64,500	14,292,555
Perella Weinberg Partners Class A	311,579	5,349,811
Piper Sandler Cos	22,696	5,472,460
Stifel Financial Corp	127,591	10,933,273
		36,048,099
Consumer Finance - 2.7%
FirstCash Holdings Inc	210,722	28,228,319
Insurance - 6.0%
Baldwin Insurance Group Inc/The Class A (a)	661,707	27,540,245
Primerica Inc	72,693	19,050,655
Selective Insurance Group Inc	170,528	14,875,157
		61,466,057
TOTAL FINANCIALS		212,702,311

Health Care - 11.3%
Biotechnology - 4.3%
ADMA Biologics Inc (a)	243,871	5,804,130
Catalyst Pharmaceuticals Inc (a)	218,600	5,309,794
Celldex Therapeutics Inc (a)	93,735	1,952,500
Cogent Biosciences Inc (a)	204,177	1,063,762
Crinetics Pharmaceuticals Inc (a)	99,590	3,325,310
Dianthus Therapeutics Inc (a)(c)	70,100	1,531,685
Halozyme Therapeutics Inc (a)	153,579	9,432,822
Immunovant Inc (a)(c)	120,891	1,952,390
MoonLake Immunotherapeutics Class A (a)	36,196	1,523,128
Nurix Therapeutics Inc (a)	87,600	1,010,028
Nuvalent Inc Class A (a)	51,651	3,964,214
Spyre Therapeutics Inc (a)	64,793	986,797
Upstream Bio Inc	135,900	1,258,434
Vaxcyte Inc (a)	84,827	3,040,200
Viking Therapeutics Inc (a)(c)	36,594	1,056,469
Viridian Therapeutics Inc (a)	117,187	1,587,884
		44,799,547
Health Care Equipment & Supplies - 3.5%
Artivion Inc (a)	134,690	3,190,806
Ceribell Inc (c)	198,100	3,187,429
Lantheus Holdings Inc (a)	17,100	1,784,214
Masimo Corp (a)	33,796	5,439,804
Merit Medical Systems Inc (a)	88,290	8,338,991
Penumbra Inc (a)	16,898	4,948,410
TransMedics Group Inc (a)(c)	95,489	8,785,943
		35,675,597
Health Care Providers & Services - 3.3%
BrightSpring Health Services Inc (a)	245,973	4,311,907
Chemed Corp	28,060	16,317,171
Ensign Group Inc/The	74,192	9,570,026
GeneDx Holdings Corp Class A (a)	51,400	3,436,089
		33,635,193
Pharmaceuticals - 0.2%
Enliven Therapeutics Inc (a)	103,688	1,963,851
Structure Therapeutics Inc ADR (a)	40,597	1,096,119
		3,059,970
TOTAL HEALTH CARE		117,170,307

Industrials - 16.2%
Aerospace & Defense - 2.9%
Cadre Holdings Inc (c)	311,282	9,073,870
Leonardo DRS Inc	190,140	7,027,574
V2X Inc (a)	274,370	13,652,652
		29,754,096
Building Products - 1.2%
Tecnoglass Inc	115,387	8,223,631
UFP Industries Inc	42,000	4,151,700
		12,375,331
Commercial Services & Supplies - 0.3%
Pursuit Attractions and Hospitality Inc (a)	119,596	3,502,967
Construction & Engineering - 3.7%
Centuri Holdings Inc (a)(c)	417,067	7,490,523
Construction Partners Inc Class A (a)	138,788	11,400,046
IES Holdings Inc (a)(c)	100,705	19,806,660
		38,697,229
Ground Transportation - 1.0%
ArcBest Corp	85,600	5,009,312
Knight-Swift Transportation Holdings Inc	94,800	3,713,316
Ryder System Inc	9,393	1,293,134
		10,015,762
Machinery - 1.5%
Chart Industries Inc (a)	59,200	7,990,816
Mueller Industries Inc	22,190	1,632,296
REV Group Inc	180,280	5,895,156
		15,518,268
Professional Services - 5.5%
Cbiz Inc (a)(c)	213,317	14,526,888
ExlService Holdings Inc (a)	188,581	9,142,407
Genpact Ltd	469,762	23,610,239
KBR Inc	102,400	5,407,744
UL Solutions Inc Class A (c)	67,094	3,837,106
		56,524,384
Trading Companies & Distributors - 0.1%
Custom Truck One Source Inc Class A (a)(c)	241,270	972,318
TOTAL INDUSTRIALS		167,360,355

Information Technology - 9.4%
Communications Equipment - 2.6%
Ciena Corp (a)	73,913	4,963,997
Lumentum Holdings Inc (a)	379,109	22,382,595
		27,346,592
Electronic Equipment, Instruments & Components - 4.4%
Insight Enterprises Inc (a)	82,088	11,351,129
PAR Technology Corp (a)	81,889	4,782,318
Sanmina Corp (a)	105,789	8,123,537
TD SYNNEX Corp	196,343	21,754,804
		46,011,788
IT Services - 0.5%
ASGN Inc (a)	101,489	5,113,015
Semiconductors & Semiconductor Equipment - 0.8%
Penguin Solutions Inc (a)(c)	482,550	8,237,129
Software - 1.1%
Olo Inc Class A (a)	336,426	2,085,841
Tenable Holdings Inc (a)	61,185	1,870,425
Weave Communications Inc (a)	656,050	6,954,131
		10,910,397
TOTAL INFORMATION TECHNOLOGY		97,618,921

Materials - 4.5%
Chemicals - 2.1%
Element Solutions Inc	372,500	7,602,725
Hawkins Inc	68,299	8,317,453
Perimeter Solutions Inc	498,800	5,052,844
		20,973,022
Construction Materials - 1.0%
Eagle Materials Inc	47,895	10,842,949
Metals & Mining - 1.4%
Carpenter Technology Corp	75,694	14,806,503
TOTAL MATERIALS		46,622,474

Real Estate - 2.8%
Health Care REITs - 0.5%
CareTrust REIT Inc	175,567	5,138,846
Industrial REITs - 0.5%
Terreno Realty Corp	97,754	5,506,483
Retail REITs - 1.3%
Acadia Realty Trust	423,558	8,089,958
Tanger Inc	172,383	5,431,788
		13,521,746
Specialized REITs - 0.5%
Four Corners Property Trust Inc	175,986	4,918,809
TOTAL REAL ESTATE		29,085,884

Utilities - 1.2%
Electric Utilities - 0.3%
TXNM Energy Inc	69,982	3,723,041
Gas Utilities - 0.9%
Southwest Gas Holdings Inc	126,984	9,169,515
TOTAL UTILITIES		12,892,556

TOTAL UNITED STATES		891,349,319
TOTAL COMMON STOCKS (Cost $878,292,505)		991,698,031

Domestic Equity Funds - 1.9%
	Shares	Value ($)
iShares Russell 2000 ETF (c) (Cost $18,558,939)	99,500	19,388,570

Money Market Funds - 7.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.33	23,405,920	23,410,601
Fidelity Securities Lending Cash Central Fund (e)(f)	4.33	58,764,037	58,769,914
TOTAL MONEY MARKET FUNDS (Cost $82,180,515)			82,180,515

TOTAL INVESTMENT IN SECURITIES - 105.7% (Cost $979,031,959)	1,093,267,116
NET OTHER ASSETS (LIABILITIES) - (5.7)%	(59,222,954)
NET ASSETS - 100.0%	1,034,044,162

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $5,586,122 or 0.5% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,755,472	394,337,854	373,682,822	397,051	97	-	23,410,601	23,405,920	0.0%
Fidelity Securities Lending Cash Central Fund	8,634,007	473,942,130	423,806,223	93,199	-	-	58,769,914	58,764,037	0.2%
Total	11,389,479	868,279,984	797,489,045	490,250	97	-	82,180,515

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1	-	-	1
Consumer Discretionary	127,719,690	127,719,690	-	-
Consumer Staples	49,294,065	49,294,065	-	-
Energy	46,093,229	46,093,229	-	-
Financials	224,593,597	224,593,597	-	-
Health Care	120,317,809	120,317,809	-	-
Industrials	186,095,634	180,395,395	5,700,239	-
Information Technology	140,032,161	140,032,161	-	-
Materials	46,622,474	46,622,474	-	-
Real Estate	29,085,884	29,085,884	-	-
Utilities	21,843,487	21,843,487	-	-

Domestic Equity Funds	19,388,570	19,388,570	-	-

Money Market Funds	82,180,515	82,180,515	-	-
Total Investments in Securities:	1,093,267,116	1,087,566,876	5,700,239	1
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2025
Assets
Investment in securities, at value (including securities loaned of $65,279,000) - See accompanying schedule:
Unaffiliated issuers (cost $896,851,444)	$1,011,086,601
Fidelity Central Funds (cost $82,180,515)	82,180,515

Total Investment in Securities (cost $979,031,959)		$1,093,267,116
Cash		1,727,513
Receivable for investments sold		13,448,901
Receivable for fund shares sold		106,997
Dividends receivable		465,733
Distributions receivable from Fidelity Central Funds		115,010
Prepaid expenses		344
Total assets		1,109,131,614
Liabilities
Payable to custodian bank	$10
Payable for investments purchased	15,240,431
Payable for fund shares redeemed	236,302
Accrued management fee	788,945
Other payables and accrued expenses	56,433
Collateral on securities loaned	58,765,331
Total liabilities		75,087,452
Net Assets		$1,034,044,162
Net Assets consist of:
Paid in capital		$908,204,969
Total accumulated earnings (loss)		125,839,193
Net Assets		$1,034,044,162
Net Asset Value, offering price and redemption price per share ($1,034,044,162 ÷ 59,592,259 shares)		$17.35
Statement of Operations
Year ended April 30, 2025
Investment Income
Dividends		$10,026,504
Income from Fidelity Central Funds (including $93,199 from security lending)		490,250
Total income		10,516,754
Expenses
Management fee
Basic fee	$9,454,999
Performance adjustment	430,931
Custodian fees and expenses	40,269
Independent trustees' fees and expenses	4,943
Registration fees	28,112
Audit fees	56,849
Legal	8,476
Miscellaneous	21,545
Total expenses		10,046,124
Net Investment income (loss)		470,630
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	45,135,576
Redemptions in-kind	26,894
Fidelity Central Funds	97
Foreign currency transactions	11,047
Total net realized gain (loss)		45,173,614
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	18,005,418
Assets and liabilities in foreign currencies	18,212
Total change in net unrealized appreciation (depreciation)		18,023,630
Net gain (loss)		63,197,244
Net increase (decrease) in net assets resulting from operations		$63,667,874
Statement of Changes in Net Assets

	Year ended April 30, 2025	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$470,630	$506,758
Net realized gain (loss)	45,173,614	83,510,211
Change in net unrealized appreciation (depreciation)	18,023,630	63,841,066
Net increase (decrease) in net assets resulting from operations	63,667,874	147,858,035
Distributions to shareholders	(21,451,426)	(211,305)

Share transactions
Proceeds from sales of shares	58,116,522	52,725,013
Reinvestment of distributions	20,453,335	202,023
Cost of shares redeemed	(194,078,535)	(261,683,410)

Net increase (decrease) in net assets resulting from share transactions	(115,508,678)	(208,756,374)
Total increase (decrease) in net assets	(73,292,230)	(61,109,644)

Net Assets
Beginning of period	1,107,336,392	1,168,446,036
End of period	$1,034,044,162	$1,107,336,392

Other Information
Shares
Sold	3,120,669	3,283,167
Issued in reinvestment of distributions	1,053,753	12,754
Redeemed	(10,558,278)	(16,502,923)
Net increase (decrease)	(6,383,856)	(13,207,002)

Financial Highlights
Fidelity® Small Cap Stock Fund

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.78	$14.76	$16.44	$23.58	$14.00
Income from Investment Operations
Net investment income (loss) A,B	.01	.01	- C	.02	(.01)
Net realized and unrealized gain (loss)	.90	2.01	(.54)	(2.57)	9.59
Total from investment operations	.91	2.02	(.54)	(2.55)	9.58
Distributions from net investment income	- D	- C	-	(.05)	-
Distributions from net realized gain	(.34) D	-	(1.14)	(4.54)	-
Total distributions	(.34)	- C	(1.14)	(4.59)	-
Net asset value, end of period	$17.35	$16.78	$14.76	$16.44	$23.58
Total Return E	5.23%	13.71%	(3.33)%	(13.53)%	68.43%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.86%	.87%	.77%	.90%	.88%
Expenses net of fee waivers, if any	.86%	.86%	.77%	.89%	.88%
Expenses net of all reductions, if any	.86%	.86%	.77%	.89%	.86%
Net investment income (loss)	.04%	.04%	(.02)%	.10%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,034,044	$1,107,336	$1,168,446	$1,257,662	$1,609,274
Portfolio turnover rate H	124 % I	78%	74% I	135% I	123% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended April 30, 2025

1. Organization.
Fidelity Small Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund+	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$150,810,857
Gross unrealized depreciation	(52,248,194)
Net unrealized appreciation (depreciation)	$98,562,663
Tax Cost	$994,704,453

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$47,422,554
Net unrealized appreciation (depreciation) on securities and other investments	$98,562,848

The Fund intends to elect to defer to its next fiscal year $20,146,208 of capital losses recognized during the period November 1, 2024 to April 30, 2025.

The tax character of distributions paid was as follows:

	April 30, 2025	April 30, 2024
Ordinary Income	$16,697,275	$ 211,305
Long-term Capital Gains	4,754,151	-
Total	$21,451,426	$ 211,305

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Stock Fund	1,429,934,738	1,587,466,824

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Small Cap Stock Fund	6,592	26,894	114,313
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Small Cap Stock Fund	.82

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Small Cap Stock Fund	.81

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Small Cap Stock Fund	Russell 2000 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .04%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Small Cap Stock Fund	54,909

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Stock Fund	85,591,551	148,158,415	3,763,357
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Small Cap Stock Fund	1,695
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Small Cap Stock Fund	9,955	4,615	622,090

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Small Cap Stock Fund	8,479,919

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity Small Cap Stock Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Small Cap Stock Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2025, $53,956,780, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates 23% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 37.81% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 2.83% of the dividend distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703590.127
SLCX-ANN-0625
Fidelity® Series Small Cap Core Fund

Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Small Cap Core Fund
Schedule of Investments April 30, 2025
Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.8%
Consumer Discretionary - 0.8%
Diversified Consumer Services - 0.8%
OneSpaWorld Holdings Ltd	600,148	10,022,472
CAMEROON - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Golar LNG Ltd (a)	132,985	5,652,527
CANADA - 1.2%
Health Care - 0.5%
Biotechnology - 0.5%
Xenon Pharmaceuticals Inc (b)	159,816	6,104,971
Utilities - 0.7%
Gas Utilities - 0.7%
Brookfield Infrastructure Corp (United States)	236,029	8,836,926
TOTAL CANADA		14,941,897
ISRAEL - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 0.6%
Nova Ltd (b)	35,789	7,022,160
Software - 0.5%
Cellebrite DI Ltd (b)	340,789	6,744,214
TOTAL ISRAEL		13,766,374
JAPAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Allegro MicroSystems Inc (b)	199,511	3,804,675
NETHERLANDS - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Merus NV (b)	80,774	3,676,025
PUERTO RICO - 0.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liberty Latin America Ltd Class C (b)	532,827	2,930,548
Financials - 0.7%
Banks - 0.2%
Popular Inc	29,259	2,791,894
Financial Services - 0.5%
EVERTEC Inc	181,300	6,153,322
TOTAL FINANCIALS		8,945,216

TOTAL PUERTO RICO		11,875,764
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Silicon Motion Technology Corp ADR	58,606	2,900,997
UNITED KINGDOM - 0.6%
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	205,980	5,802,457
Health Care - 0.1%
Biotechnology - 0.1%
Autolus Therapeutics PLC ADR (b)	950,235	1,339,831
TOTAL UNITED KINGDOM		7,142,288
UNITED STATES - 92.5%
Communication Services - 2.1%
Diversified Telecommunication Services - 0.4%
Cogent Communications Holdings Inc	105,266	5,721,207
Entertainment - 1.3%
Cinemark Holdings Inc (a)	306,100	9,155,451
IMAX Corp (a)(b)	291,191	7,084,677
		16,240,128
Interactive Media & Services - 0.3%
Angi Inc Class A (b)	44,523	510,233
IAC Inc Class A (b)	84,791	2,962,598
		3,472,831
Media - 0.1%
Magnite Inc (b)	74,000	879,860
TOTAL COMMUNICATION SERVICES		26,314,026

Consumer Discretionary - 9.6%
Automobile Components - 1.3%
LCI Industries	58,258	4,490,526
Modine Manufacturing Co (b)	78,700	6,425,068
Patrick Industries Inc	80,760	6,216,905
		17,132,499
Diversified Consumer Services - 2.0%
Grand Canyon Education Inc (b)	65,374	11,660,760
Laureate Education Inc (b)	651,488	13,075,365
		24,736,125
Hotels, Restaurants & Leisure - 1.7%
Brinker International Inc (b)	53,200	7,144,760
Dutch Bros Inc Class A (b)	81,300	4,856,862
Noodles & Co Class A (b)	19,084	18,702
Red Rock Resorts Inc Class A	140,020	5,978,854
Sweetgreen Inc Class A (b)	210,100	4,092,748
		22,091,926
Household Durables - 1.6%
Cavco Industries Inc (b)	23,662	11,685,479
Installed Building Products Inc (a)	39,200	6,500,536
Newell Brands Inc	557,000	2,662,460
		20,848,475
Leisure Products - 0.6%
Brunswick Corp/DE	89,520	4,122,396
Latham Group Inc (b)	664,500	3,631,493
		7,753,889
Specialty Retail - 2.2%
Academy Sports & Outdoors Inc	117,477	4,426,533
America's Car-Mart Inc/TX (b)	98,585	4,674,901
Boot Barn Holdings Inc (b)	75,623	7,890,504
Camping World Holdings Inc Class A	243,232	2,933,378
Murphy USA Inc	13,661	6,810,965
		26,736,281
Textiles, Apparel & Luxury Goods - 0.2%
Crocs Inc (b)	32,700	3,152,933
TOTAL CONSUMER DISCRETIONARY		122,452,128

Consumer Staples - 3.2%
Beverages - 1.0%
Boston Beer Co Inc/The Class A (b)	19,606	4,819,155
Primo Brands Corp Class A	262,538	8,577,116
		13,396,271
Consumer Staples Distribution & Retail - 0.4%
Grocery Outlet Holding Corp (b)	7,700	129,283
Performance Food Group Co (b)	66,798	5,387,927
		5,517,210
Food Products - 1.4%
Darling Ingredients Inc (b)	140,600	4,525,914
Simply Good Foods Co/The (b)	230,186	8,312,017
TreeHouse Foods Inc (b)	166,945	3,888,149
		16,726,080
Household Products - 0.4%
Energizer Holdings Inc	195,820	5,294,972
TOTAL CONSUMER STAPLES		40,934,533

Energy - 3.7%
Energy Equipment & Services - 1.8%
Cactus Inc Class A	186,648	7,081,425
Flowco Holdings Inc Class A	271,800	5,251,176
Kodiak Gas Services Inc	145,900	4,962,059
Liberty Energy Inc Class A	332,470	3,823,405
Oceaneering International Inc (b)	135,083	2,397,723
		23,515,788
Oil, Gas & Consumable Fuels - 1.9%
Chord Energy Corp	88,711	8,004,394
Gulfport Energy Corp (b)	52,400	9,039,000
Northern Oil & Gas Inc (a)	214,753	5,218,498
Uranium Energy Corp (a)(b)	387,955	2,036,764
		24,298,656
TOTAL ENERGY		47,814,444

Financials - 19.2%
Banks - 10.9%
Associated Banc-Corp	268,311	5,918,941
BOK Financial Corp	62,366	5,810,640
Byline Bancorp Inc	215,647	5,507,624
Cadence Bank	407,522	11,924,094
Camden National Corp	97,909	3,771,455
Connectone Bancorp Inc	203,627	4,587,716
CVB Financial Corp	137,600	2,551,104
Eastern Bankshares Inc	682,577	10,184,049
First Foundation Inc	566,510	2,843,880
First Interstate BancSystem Inc Class A	417,507	10,936,596
First Northwest Bancorp	1,890	19,467
FNB Corp/PA	602,506	7,886,804
Hancock Whitney Corp	64,400	3,354,596
Independent Bank Corp/MI	218,565	6,657,490
Pinnacle Financial Partners Inc	61,479	6,162,655
SouthState Corp	90,860	7,884,831
United Community Banks Inc/GA	311,589	8,602,972
Univest Financial Corp	21,037	621,433
Webster Financial Corp	218,367	10,328,759
Western Alliance Bancorp	140,498	9,794,116
Wintrust Financial Corp	126,519	14,065,117
		139,414,339
Capital Markets - 4.3%
Bridge Investment Group Holdings Inc Class A	65,600	629,104
P10 Inc Class A	597,383	6,613,030
Perella Weinberg Partners Class A	680,107	11,677,437
Piper Sandler Cos	41,175	9,928,116
PJT Partners Inc Class A (a)	61,991	8,784,745
StepStone Group Inc Class A	184,970	9,250,350
Stifel Financial Corp	89,877	7,701,560
		54,584,342
Consumer Finance - 1.2%
FirstCash Holdings Inc	112,450	15,063,802
Financial Services - 1.4%
AvidXchange Holdings Inc (b)	331,958	2,698,818
Cannae Holdings Inc	227,829	4,034,852
HA Sustainable Infrastructure Capital Inc	223,800	5,590,524
Walker & Dunlop Inc	79,776	6,106,055
		18,430,249
Insurance - 1.4%
Baldwin Insurance Group Inc/The Class A (b)	136,523	5,682,087
Selective Insurance Group Inc	78,185	6,820,078
TWFG Inc Class A	176,350	5,586,768
		18,088,933
TOTAL FINANCIALS		245,581,665

Health Care - 14.8%
Biotechnology - 6.8%
ADMA Biologics Inc (b)	276,200	6,573,560
AnaptysBio Inc (a)(b)	111,052	2,467,575
Apogee Therapeutics Inc (b)	7,433	291,745
Arcellx Inc (b)	100,353	6,517,927
Astria Therapeutics Inc (b)	338,789	1,748,151
Blueprint Medicines Corp (b)	83,441	7,467,970
Celldex Therapeutics Inc (b)	212,628	4,429,041
Cogent Biosciences Inc (a)(b)	553,455	2,883,501
Crinetics Pharmaceuticals Inc (b)	173,645	5,798,007
Cytokinetics Inc (b)	142,751	6,115,453
Day One Biopharmaceuticals Inc (a)(b)	431,400	3,356,292
Immunovant Inc (a)(b)	239,200	3,863,080
Insmed Inc (b)	112,800	8,121,600
Legend Biotech Corp ADR (b)	36,900	1,289,655
Madrigal Pharmaceuticals Inc (a)(b)	19,282	6,438,453
MoonLake Immunotherapeutics Class A (b)	87,405	3,678,002
Perspective Therapeutics Inc (b)	348,800	854,560
PTC Therapeutics Inc (b)	103,300	5,148,472
Spyre Therapeutics Inc (a)(b)	100,431	1,529,564
Vaxcyte Inc (b)	138,566	4,966,205
Viridian Therapeutics Inc (b)	252,832	3,425,874
		86,964,687
Health Care Equipment & Supplies - 3.0%
Glaukos Corp (b)	40,240	3,792,620
Inspire Medical Systems Inc (b)	33,789	5,351,502
iRhythm Technologies Inc (b)	76,198	8,144,804
Masimo Corp (b)	50,094	8,063,130
Merit Medical Systems Inc (b)	114,876	10,850,039
TransMedics Group Inc (b)	22,800	2,097,828
ViewRay Inc (b)	34,227	0
		38,299,923
Health Care Providers & Services - 3.7%
AMN Healthcare Services Inc (b)	72,500	1,481,174
Ensign Group Inc/The	90,749	11,705,714
HealthEquity Inc (b)	75,100	6,437,572
LifeStance Health Group Inc (b)	768,165	5,046,844
Option Care Health Inc (b)	310,000	10,016,100
Progyny Inc (b)	283,700	6,479,708
Surgery Partners Inc (b)	284,469	6,244,095
		47,411,207
Life Sciences Tools & Services - 0.1%
Repligen Corp (b)	16,334	2,253,929
Pharmaceuticals - 1.2%
Axsome Therapeutics Inc (b)	61,902	6,950,976
Elanco Animal Health Inc (b)	415,100	3,935,147
Enliven Therapeutics Inc (a)(b)	218,989	4,147,652
		15,033,775
TOTAL HEALTH CARE		189,963,521

Industrials - 17.4%
Aerospace & Defense - 2.0%
Cadre Holdings Inc	188,160	5,484,864
Karman Holdings Inc	26,500	947,375
Kratos Defense & Security Solutions Inc (b)	287,668	9,718,864
Rocket Lab USA Inc Class A (a)(b)	158,000	3,442,820
V2X Inc (b)	108,778	5,412,793
		25,006,716
Building Products - 2.1%
AZZ Inc	110,155	9,557,048
Tecnoglass Inc	117,512	8,375,080
UFP Industries Inc	89,924	8,888,987
		26,821,115
Commercial Services & Supplies - 2.7%
ACV Auctions Inc Class A (b)	493,583	7,250,734
Brady Corp Class A	106,873	7,512,103
Brink's Co/The	123,691	11,038,186
VSE Corp	78,145	8,949,165
		34,750,188
Construction & Engineering - 3.2%
Bowman Consulting Group Ltd (b)	143,878	3,182,581
Centuri Holdings Inc (a)(b)	383,397	6,885,810
Construction Partners Inc Class A (b)	127,753	10,493,632
IES Holdings Inc (b)	41,421	8,146,682
Sterling Infrastructure Inc (b)	67,368	10,066,800
Valmont Industries Inc	2,200	645,084
		39,420,589
Electrical Equipment - 0.6%
NEXTracker Inc Class A (b)	197,768	8,031,358
Machinery - 2.2%
Atmus Filtration Technologies Inc	184,700	6,403,549
Gates Industrial Corp PLC (b)	359,500	6,801,740
REV Group Inc	239,511	7,832,010
Terex Corp	219,059	7,710,877
		28,748,176
Professional Services - 2.2%
CRA International Inc	55,850	9,058,870
ExlService Holdings Inc (b)	218,300	10,583,184
FTI Consulting Inc (b)	22,588	3,755,933
TrueBlue Inc (a)(b)	228,486	991,629
Verra Mobility Corp Class A (b)	196,500	4,283,700
		28,673,316
Trading Companies & Distributors - 2.4%
Applied Industrial Technologies Inc	52,661	12,811,368
FTAI Aviation Ltd	94,926	10,167,524
GMS Inc (b)	60,800	4,454,208
Herc Holdings Inc	12,100	1,324,224
Xometry Inc Class A (a)(b)	80,521	2,064,558
		30,821,882
TOTAL INDUSTRIALS		222,273,340

Information Technology - 10.4%
Communications Equipment - 1.0%
Ciena Corp (b)	57,445	3,858,006
Lumentum Holdings Inc (b)	143,241	8,456,949
		12,314,955
Electronic Equipment, Instruments & Components - 2.1%
Advanced Energy Industries Inc	59,876	5,832,521
Belden Inc	84,303	8,692,483
Crane NXT Co	102,684	4,817,933
PAR Technology Corp (b)	97,000	5,664,800
Sanmina Corp (b)	16,800	1,290,072
		26,297,809
IT Services - 0.4%
ASGN Inc (b)	117,819	5,935,721
Semiconductors & Semiconductor Equipment - 2.6%
Aehr Test Systems (a)(b)	294,550	2,512,512
Cirrus Logic Inc (b)	72,254	6,939,274
Diodes Inc (b)	98,226	3,771,878
Ichor Holdings Ltd (b)	214,918	4,251,078
MACOM Technology Solutions Holdings Inc (b)	48,433	5,024,924
Onto Innovation Inc (b)	26,139	3,188,174
Penguin Solutions Inc (b)	323,738	5,526,208
Ultra Clean Holdings Inc (b)	122,749	2,296,019
		33,510,067
Software - 4.3%
Agilysys Inc (b)	65,650	4,881,078
BlackLine Inc (b)	143,378	6,771,743
Olo Inc Class A (b)	756,100	4,687,820
Rapid7 Inc (b)	63,461	1,498,949
SPS Commerce Inc (b)	47,800	6,859,778
Telos Corp (b)	41,756	113,993
Tenable Holdings Inc (b)	226,937	6,937,464
Varonis Systems Inc (a)(b)	232,252	9,949,676
Vertex Inc Class A (b)	166,100	6,648,983
Workiva Inc Class A (b)	96,516	7,264,759
		55,614,243
TOTAL INFORMATION TECHNOLOGY		133,672,795

Materials - 3.6%
Chemicals - 0.3%
Element Solutions Inc	210,679	4,299,959
Tronox Holdings PLC	51,932	280,952
		4,580,911
Construction Materials - 0.6%
Eagle Materials Inc	32,473	7,351,562
Containers & Packaging - 0.4%
Graphic Packaging Holding CO	228,010	5,770,933
Metals & Mining - 1.8%
ATI Inc (b)	121,534	6,609,019
Carpenter Technology Corp	58,376	11,418,929
Constellium SE (b)	249,601	2,523,466
Warrior Met Coal Inc	44,350	2,120,817
		22,672,231
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp	73,800	6,369,678
TOTAL MATERIALS		46,745,315

Real Estate - 7.2%
Diversified REITs - 0.2%
Armada Hoffler Properties Inc Class A	436,439	2,954,691
Health Care REITs - 0.4%
CareTrust REIT Inc	191,400	5,602,278
Industrial REITs - 0.9%
LXP Industrial Trust	837,965	6,611,544
Plymouth Industrial REIT Inc	300,138	4,463,052
		11,074,596
Office REITs - 1.1%
Douglas Emmett Inc	462,307	6,393,706
Kilroy Realty Corp	177,100	5,580,421
Postal Realty Trust Inc Class A	172,118	2,278,842
		14,252,969
Real Estate Management & Development - 1.9%
Compass Inc Class A (b)	1,095,000	8,453,400
Cushman & Wakefield PLC (b)	938,591	8,794,598
Landbridge Co LLC Class A (a)	74,142	5,371,588
		22,619,586
Retail REITs - 1.6%
Curbline Properties Corp	257,524	5,894,724
Tanger Inc	232,100	7,313,471
Urban Edge Properties	437,377	7,903,403
		21,111,598
Specialized REITs - 1.1%
Four Corners Property Trust Inc	313,757	8,769,508
Outfront Media Inc	345,644	5,229,594
		13,999,102
TOTAL REAL ESTATE		91,614,820

Utilities - 1.3%
Electric Utilities - 0.7%
IDACORP Inc	37,473	4,425,187
TXNM Energy Inc	94,000	5,000,800
		9,425,987
Gas Utilities - 0.6%
New Jersey Resources Corp	122,613	6,000,680
Southwest Gas Holdings Inc	36,200	2,614,002
		8,614,682
TOTAL UTILITIES		18,040,669

TOTAL UNITED STATES		1,185,407,256
TOTAL COMMON STOCKS (Cost $1,339,986,230)		1,259,190,275

Money Market Funds - 8.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	32,856,224	32,862,794
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	70,853,307	70,860,393
TOTAL MONEY MARKET FUNDS (Cost $103,723,188)			103,723,187

TOTAL INVESTMENT IN SECURITIES - 106.4% (Cost $1,443,709,418)	1,362,913,462
NET OTHER ASSETS (LIABILITIES) - (6.4)%	(81,897,771)
NET ASSETS - 100.0%	1,281,015,691

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,372,606	413,944,570	387,454,358	1,242,604	(23)	(1)	32,862,794	32,856,224	0.1%
Fidelity Securities Lending Cash Central Fund	11,092,250	352,422,724	292,654,581	215,024	-	-	70,860,393	70,853,307	0.2%
Total	17,464,856	766,367,294	680,108,939	1,457,628	(23)	(1)	103,723,187

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	29,244,574	29,244,574	-	-
Consumer Discretionary	132,474,600	132,474,600	-	-
Consumer Staples	40,934,533	40,934,533	-	-
Energy	59,269,428	59,269,428	-	-
Financials	254,526,881	254,526,881	-	-
Health Care	201,084,348	201,084,348	-	-
Industrials	222,273,340	222,273,340	-	-
Information Technology	154,144,841	154,144,841	-	-
Materials	46,745,315	46,745,315	-	-
Real Estate	91,614,820	91,614,820	-	-
Utilities	26,877,595	26,877,595	-	-

Money Market Funds	103,723,187	103,723,187	-	-
Total Investments in Securities:	1,362,913,462	1,362,913,462	-	-
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2025
Assets
Investment in securities, at value (including securities loaned of $69,239,798) - See accompanying schedule:
Unaffiliated issuers (cost $1,339,986,230)	$1,259,190,275
Fidelity Central Funds (cost $103,723,188)	103,723,187

Total Investment in Securities (cost $1,443,709,418)		$1,362,913,462
Segregated cash with brokers for derivative instruments		1,253,443
Receivable for investments sold		878,842
Receivable for fund shares sold		118,852
Dividends receivable		131,625
Distributions receivable from Fidelity Central Funds		136,268
Total assets		1,365,432,492
Liabilities
Payable for investments purchased	$753,428
Payable for fund shares redeemed	12,696,608
Accrued management fee	2,073
Payable for daily variation margin on futures contracts	100,856
Other payables and accrued expenses	3,443
Collateral on securities loaned	70,860,393
Total liabilities		84,416,801
Net Assets		$1,281,015,691
Net Assets consist of:
Paid in capital		$1,428,957,165
Total accumulated earnings (loss)		(147,941,474)
Net Assets		$1,281,015,691
Net Asset Value, offering price and redemption price per share ($1,281,015,691 ÷ 121,873,740 shares)		$10.51
Statement of Operations
Year ended April 30, 2025
Investment Income
Dividends		$11,208,198
Interest		40,812
Income from Fidelity Central Funds (including $215,024 from security lending)		1,457,628
Total income		12,706,638
Expenses
Custodian fees and expenses	$36,917
Independent trustees' fees and expenses	4,135
Proxy fee	6,147
Total expenses before reductions	47,199
Expense reductions	(14,188)
Total expenses after reductions		33,011
Net Investment income (loss)		12,673,627
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(63,802,751)
Fidelity Central Funds	(23)
Futures contracts	(1,670,227)
Total net realized gain (loss)		(65,473,001)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(76,378,467)
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		(76,378,468)
Net gain (loss)		(141,851,469)
Net increase (decrease) in net assets resulting from operations		$(129,177,842)
Statement of Changes in Net Assets

	Year ended April 30, 2025	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,673,627	$1,564,836
Net realized gain (loss)	(65,473,001)	(260,395)
Change in net unrealized appreciation (depreciation)	(76,378,468)	(4,419,968)
Net increase (decrease) in net assets resulting from operations	(129,177,842)	(3,115,527)
Distributions to shareholders	(15,287,650)	(526,397)

Share transactions
Proceeds from sales of shares	1,130,889,247	471,978,517
Reinvestment of distributions	15,287,420	526,397
Cost of shares redeemed	(194,910,114)	(24,438,068)

Net increase (decrease) in net assets resulting from share transactions	951,266,553	448,066,846
Total increase (decrease) in net assets	806,801,061	444,424,922

Net Assets
Beginning of period	474,214,630	29,789,708
End of period	$1,281,015,691	$474,214,630

Other Information
Shares
Sold	93,746,144	41,963,237
Issued in reinvestment of distributions	1,205,910	50,432
Redeemed	(15,935,042)	(2,197,855)
Net increase (decrease)	79,017,012	39,815,814

Financial Highlights
Fidelity® Series Small Cap Core Fund

Years ended April 30,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.07	$9.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.14	.05
Net realized and unrealized gain (loss)	(.51)	1.30 D	(.22)
Total from investment operations	(.37)	1.44	(.17)
Distributions from net investment income	(.18)	(.12)	(.03)
Distributions from net realized gain	(.01)	(.05)	-
Total distributions	(.19)	(.17)	(.03)
Net asset value, end of period	$10.51	$11.07	$9.80
Total Return E,F	(3.64) %	14.81%	(1.67)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	-% I	.02%	.20% J
Expenses net of fee waivers, if any	- % I	-% I	-% I,J
Expenses net of all reductions, if any	-% I	-% I	-% I,J
Net investment income (loss)	1.15%	1.30%	1.12% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,281,016	$474,215	$29,790
Portfolio turnover rate K	42%	90%	12% L

AFor the period November 4, 2022 (commencement of operations) through April 30, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Notes to Financial Statements

For the period ended April 30, 2025

1. Organization.
Fidelity Series Small Cap Core Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), certain corporate actions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$101,443,656
Gross unrealized depreciation	(185,358,385)
Net unrealized appreciation (depreciation)	$(83,914,729)
Tax Cost	$1,446,828,191

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(63,778,958)
Net unrealized appreciation (depreciation) on securities and other investments	$(83,914,729)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(56,606,376)
Long-term	(7,172,582)
Total capital loss carryforward	$(63,778,958)

The Fund intends to elect to defer to its next fiscal year $247,785 of ordinary losses recognized during the period January 1, 2025 to April 30, 2025.

The tax character of distributions paid was as follows:

	April 30, 2025	April 30, 2024
Ordinary Income	$15,165,165	$ 526,397
Long-term Capital Gains	122,485	-
Total	$15,287,650	$ 526,397

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Small Cap Core Fund	1,381,375,086	447,116,683
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Small Cap Core Fund	17,788

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Small Cap Core Fund	117,551,749	42,507,294	(2,082,187)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Small Cap Core Fund	23,246	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through August 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $10,042.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,146.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity Series Small Cap Core Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series Small Cap Core Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from November 4, 2022 (commencement of operations) through April 30, 2023, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from November 4, 2022 (commencement of operations) through April 30, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $966,563 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 31% and 42% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 33.57% and 46.29% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 9.88% and 11.07% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9906191.102
SCC-ANN-0625

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 20, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	June 20, 2025